  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2002.


                                                               FILE NO. 33-58041
                                                               FILE NO. 811-7257
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 10       /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11              /X/



                            ------------------------

                      SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                         C/O THE CT CORPORATION SYSTEM
                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)
        Registrant's Telephone Number, including Area Code 610-989-1000

                               EDWARD D. LOUGHLIN
                          C/O SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:


     Richard W. Grant, Esquire            Thomas P. Lemke, Esquire
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1111 Pennsylvania Avenue, N.W.
     Philadelphia, Pennsylvania 19103     Washington, D.C. 20004


                            ------------------------

       Title of Securities Being Registered Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):


   /X/     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     on [date] pursuant to paragraph (a)(1) of Rule 485
   / /     75 days after filing pursuant to paragraph (a)(2)


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SEI INVESTMENTS

More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2002 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investment Trust's Investment Company Act registration number is 811-7257.

SEI-F-145 (9/02)

SEI INVESTMENTS

SEI INSTITUTIONAL
INVESTMENTS TRUST

-----------------------------
Large Cap Fund
-----------------------------
Large Cap Value Fund
-----------------------------
Large Cap Growth Fund
-----------------------------
Small Cap Fund
-----------------------------
International Equity Fund
-----------------------------
Emerging Markets
Equity Fund
-----------------------------
Core Fixed Income Fund
-----------------------------
High Yield Bond Fund
-----------------------------
International Fixed
Income Fund
-----------------------------
Prospectus as of
September 30, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL INVESTMENTS TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:



Large Cap Fund                                                         2
------------------------------------------------------------------------
Large Cap Value Fund                                                   5
------------------------------------------------------------------------
Large Cap Growth Fund                                                  8
------------------------------------------------------------------------
Small Cap Fund                                                        11
------------------------------------------------------------------------
International Equity Fund                                             14
------------------------------------------------------------------------
Emerging Markets Equity Fund                                          17
------------------------------------------------------------------------
Core Fixed Income Fund                                                19
------------------------------------------------------------------------
High Yield Bond Fund                                                  22
------------------------------------------------------------------------
International Fixed Income Fund                                       24
------------------------------------------------------------------------
More Information About Fund Investments                               26
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                   26
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                    34
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    36
------------------------------------------------------------------------
Financial Highlights                                                  37
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Investments Trust                                             Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Emerging Markets Equity Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

ELIGIBLE INVESTORS

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in large
                             cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (i.e., managers that select stocks they believe have significant growth potential based on revenue and revenue growth and other factors). The Fund's portfolio is diversified as to issuers and industries.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   35.69%
1998   25.33%
1999   19.73%
2000   -8.28%
2001  -13.92%


BEST QUARTER: 23.28% (12/31/98)



WORST QUARTER: -16.36% (9/30/01)



* The Fund's total return from January 1, 2002 to June 30, 2002 was -13.00%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Index.



                                                            SINCE
CLASS A SHARES                        1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Large Cap Fund                       -13.92%   9.96%      11.24%
-----------------------------------------------------------------
Frank Russell 1000 Index**           -12.45%  10.50%      11.69%
-----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.07%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.47%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Large Cap Fund -- Class A Shares                    0.26%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Fund -- Class A
  Shares                        $   48  $   151  $   263  $    591
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

LARGE CAP VALUE FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that manage in a value
                             style, the Fund invests in large cap
                             income-producing U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Value Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in income producing common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. The Fund's portfolio is diversified as to issuers and industries.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -2.67%


BEST QUARTER: 7.75% (12/31/01)


WORST QUARTER: -10.12% (9/30/01)


* The Fund's total return from January 1, 2002 to June 30, 2002 was -5.75%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Value Index.


                                                       SINCE
CLASS A SHARES                            1 YEAR  INCEPTION*
------------------------------------------------------------
Large Cap Value Fund                      -2.67%       4.43%
------------------------------------------------------------
Frank Russell 1000 Value Index**          -5.59%       2.29%
------------------------------------------------------------


* The inception date of the Fund's Class A Shares is January 31, 2000. Index returns shown from January 31, 2000.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with lower growth rates and price-to-book ratios.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.35%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.09%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.44%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Large Cap Value Fund -- Class A Shares              0.28%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Value Fund -- Class
  A Shares                      $   45  $   141  $   246  $    555
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP GROWTH FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that manage in a growth
                             style, the Fund invests in large cap
                             U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Growth Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. The Fund's portfolio is diversified as to issuers and industries.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       9

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares for one year. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

2001  -26.17%


BEST QUARTER: 17.04% (12/31/01)


WORST QUARTER: -24.88% (3/31/01)

* The Fund's total return from January 1, 2002 to June 30, 2002 was -20.43%.


This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Growth Index.


                                                        SINCE
CLASS A SHARES                             1 YEAR  INCEPTION*
-------------------------------------------------------------
Large Cap Growth Fund                     -26.17%     -23.35%
-------------------------------------------------------------
Frank Russell 1000 Growth Index**         -20.42%     -23.12%
-------------------------------------------------------------


* The inception date of the Fund's Class A Shares is February 28, 2000. Index returns shown from February 29, 2000.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index that consists of a subset of the 1,000 largest U.S. companies with higher growth rates and price-to-book ratios.

10                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.07%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.47%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Large Cap Growth Fund -- Class A Shares             0.28%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Growth Fund -- Class
  A Shares                      $   48  $   151  $   263  $    591
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       11

SMALL CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in common
                             stocks of smaller U.S. companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.



Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

12                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  23.75%
1998  -0.35%
1999  22.88%
2000   5.89%
2001   2.65%

BEST QUARTER: 20.38% (12/31/98)

WORST QUARTER: -22.68% (9/30/98)


* The Fund's total return from January 1, 2002 to June 30, 2002 was -7.95%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Index.



                                                           SINCE
CLASS A SHARES                       1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Small Cap Fund                       2.65%   10.49%     10.09%
----------------------------------------------------------------
Frank Russell 2000 Index**           2.49%    7.52%      7.87%**
----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies.

SEI INVESTMENTS / PROSPECTUS                                       13

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.06%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.71%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Small Cap Fund -- Class A Shares                    0.54%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Fund -- Class A
  Shares                        $   73  $   227  $   395  $    883
------------------------------------------------------------------

14                                       SEI INVESTMENTS / PROSPECTUS

INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in equity
                             securities of foreign companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of foreign companies. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry, and country.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund is also subject to the risk that international equity securities of developed countries may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       15

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   -1.26%
1998   20.52%
1999   39.89%
2000  -16.79%
2001  -21.54%

BEST QUARTER: 20.81% (12/31/99)

WORST QUARTER: -15.10% (9/30/98)


* The Fund's total return from January 1, 2002 to June 30, 2002 was -0.56%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.



                                                            SINCE
CLASS A SHARES                        1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
International Equity Fund            -21.54%   1.68%      1.97%
-----------------------------------------------------------------
MSCI EAFE Index**                    -21.44%   0.89%      1.08%**
-----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 900 securities listed on the stock exchanges of developed market countries in Europe, Australia and the Far East.

16                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.51%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.15%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.66%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



International Equity Fund -- Class A Shares         0.48%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
International Equity Fund --
  Class A Shares                $   67  $   211  $   368  $    822
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       17

EMERGING MARKETS EQUITY FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    Very high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in equity
                             securities of emerging markets companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Fund is diversified as to issuers, market capitalization, industry and country.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

18                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION


As of September 30, 2002, the Emerging Markets Equity Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     1.05%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.45%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.50%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



Emerging Markets Equity Fund -- Class A Shares      1.40%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Emerging Markets Equity Fund
  -- Class A Shares             $  153  $   474  $   818  $  1,791
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       19

CORE FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Current income and preservation of
                             capital

  SHARE PRICE VOLATILITY:    Medium

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that have fixed income
                             investment expertise, the Fund invests
                             in investment grade U.S. fixed income
                             securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Core Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market (currently 4.5 years).


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

20                                       SEI INVESTMENTS / PROSPECTUS

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   9.87%
1998   8.83%
1999  -1.35%
2000  12.90%
2001   6.93%

BEST QUARTER: 4.79% (12/31/00)

WORST QUARTER: -1.17% (6/30/99)


* The Fund's total return from January 1, 2002 to June 30, 2002 was 3.63%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Lehman Brothers Aggregate Bond Index.



                                                           SINCE
CLASS A SHARES                       1 YEAR  5 YEARS  INCEPTION*
----------------------------------------------------------------
Core Fixed Income Fund               6.93%    7.32%        7.78%
----------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index**                            8.42%    7.43%        7.66%
----------------------------------------------------------------



* The inception date of the Fund's Class A Shares is June 14, 1996. Index returns shown from June 30, 1996.



** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely-recognized, market-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

SEI INVESTMENTS / PROSPECTUS                                       21

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.30%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.06%
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.36%*
------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Administrator voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:



Core Fixed Income Fund -- Class A Shares            0.18%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Core Fixed Income Fund --
  Class A Shares                $   37  $   116  $   202  $    456
------------------------------------------------------------------

22                                       SEI INVESTMENTS / PROSPECTUS

HIGH YIELD BOND FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Total return

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers that have high yield
                             investment expertise, the Fund invests
                             in high yield, high risk securities

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers select securities that offer a high current yield as well as total return potential. The Fund's securities are diversified as to issuers and industries. The Fund's average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.



WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that high yield securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       23

PERFORMANCE INFORMATION


As of September 30, 2002, the High Yield Bond Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.49%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.14%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.63%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



High Yield Bond Fund -- Class A Shares              0.47%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
High Yield Bond Fund -- Class
  A Shares                      $   64  $   202  $   351  $    786
------------------------------------------------------------------

24                                       SEI INVESTMENTS / PROSPECTUS

INTERNATIONAL FIXED INCOME FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation and current income

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in investment grade fixed
                             income securities of foreign government
                             and corporate issuers

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in foreign government, corporate, and mortgage-backed securities. In selecting investments for the Fund, the Sub-Adviser chooses investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. The Fund's portfolio is not hedged against currency fluctuations relative to the U.S. dollar. There are no restrictions on the Fund's average portfolio maturity or on the maturity of any specific security.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.


Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund is also subject to the risk that fixed income securities of foreign government and corporate issuers may underperform other segments of the fixed income markets or the fixed income markets as a whole.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

SEI INVESTMENTS / PROSPECTUS                                       25

PERFORMANCE INFORMATION


As of September 30, 2002, the International Fixed Income Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.45%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.34%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.79%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:



International Fixed Income Fund -- Class A Shares   0.61%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
International Fixed Income
  Fund -- Class A Shares        $   81  $   252  $   439  $    978
------------------------------------------------------------------

26                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of June 30, 2002, SIMC had approximately $32.6 billion in assets under management. For the fiscal year ended May 31, 2002, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Fund                                      0.25%
---------------------------------------------------------
Large Cap Value Fund                                0.24%
---------------------------------------------------------
Large Cap Growth Fund                               0.26%
---------------------------------------------------------
Small Cap Fund                                      0.53%
---------------------------------------------------------
International Equity Fund                           0.38%
---------------------------------------------------------
Core Fixed Income Fund                              0.17%
---------------------------------------------------------



For the fiscal year ended May 31, 2002, the Emerging Markets Equity, High Yield Bond and International Fixed Income Funds were not in operation. Each of these Funds will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at the following annual rates:


Emerging Markets Equity Fund                        1.05%
---------------------------------------------------------
High Yield Bond Fund                                0.49%
---------------------------------------------------------
International Fixed Income Fund                     0.45%
---------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       27

SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Fund. A committee of investment professionals at Alliance manages the portion of the Large Cap Fund's assets allocated to Alliance.



DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 345 Park Avenue, New York, New York 10154, serves as a Sub-Adviser to the Large Cap Fund. James A. Creighton, Managing Director and Head of Global Index, serves as the portfolio manager to the portion of the Large Cap Fund's assets allocated to DAMI. Prior to joining DAMI in 1999, Mr. Creighton was a Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880-4704, serves as a Sub-Adviser to the Large Cap Fund. David L. Cohen, Principal of Iridian, serves as portfolio manager to the portion of the Large Cap Fund's assets allocated to Iridian.
Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Fund. William A. Vogel, Executive Vice President of Montag serves as portfolio manager to the portion of the Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 21 years of investment experience.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 33 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 13 years of investment management experience.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance

28                                       SEI INVESTMENTS / PROSPECTUS


Capital Management L.P. (Alliance). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the Large Cap Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation, the general partner of Alliance, since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak is an Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 16 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 31 years of investment management experience.


LARGE CAP VALUE FUND:


DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management, Inc. (DAMI), located at 345 Park Avenue, New York, New York, 10154, serves as a Sub-Adviser to the Large Cap Value Fund. James A. Creighton, Managing Director and Head of Global Index, serves as a portfolio manager of the portion of the Large Cap Value Fund's assets allocated to DAMI. Prior to joining DAMI in 1999, Mr. Creighton was a Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880, serves as a Sub-Adviser to the Large Cap Value Fund. David L. Cohen, Principal of Iridian, serves as portfolio manager of the portion the Large Cap Value Fund's assets allocated to Iridian. Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Value Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Value Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance Capital Management L.P. (Alliance). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers of a portion of the Large Cap Value Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation, the general partner of Alliance, since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak is an Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.

SEI INVESTMENTS / PROSPECTUS                                       29

LARGE CAP GROWTH FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Growth Fund. A committee of investment professionals at Alliance manages the portion of the Large Cap Growth Fund's assets allocated to Alliance.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Growth Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager to the portion of the Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.



MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Growth Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to the portion of the Large Cap Growth Fund's assets allocated to McKinley Capital.
Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience.
Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, serves as a Sub-Adviser to the Large Cap Growth Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Growth Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 33 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 13 years of investment management experience.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Growth Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of the portion of the Large Cap Value Fund's assets allocated to TIM. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 16 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 31 years of investment management experience.


SMALL CAP FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to Artisan. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Small Cap Fund. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager of Chartwell, serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to Chartwell. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 17 years of investment experience.

30                                       SEI INVESTMENTS / PROSPECTUS


DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 6 years.


LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Avenue, Chicago, Illinois 60602, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of a portion of the assets of the Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the portion of the Fund managed by LSV.


MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as portfolio managers of the portion of the Small Cap Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 25 years of investment experience.



MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to a portion of the assets of the Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 23 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 22 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Small Cap Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. Stacey R. Nutt, Ph.D., is the lead portfolio manager of the portfolio management team responsible for the day-to-day management of a portion of the Small Cap Fund's assets. Mr. Nutt has been a fund manager and investment team leader since 1999. Prior to joining Nicholas-Applegate, he had six years of investment experience with Vestek Systems, Inc. and Virginia Tech and Georgia Institute of Technology.



RS INVESTMENTS: RS Investments (RSIM), located at 388 Market Street, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Fund. Jim Callinan of RSIM serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after nine years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund.
Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Suite 20, Jacksonville, Florida 32250, serves as a Sub-Adviser to the Small Cap Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager of a portion of the assets of the Small Cap Fund.
Mr. McQuiddy, a founding Principal of Sawgrass, has 16 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.

SEI INVESTMENTS / PROSPECTUS                                       31


SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (SC-R&M), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony
R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of SC-R&M. The Portfolio Management Committee is responsible for determining the portfolio composition for the Small Cap Fund's assets allocated to SC-R&M. The members of the Portfolio Management Committee have an average of 19 years of investment experience.



STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One Wachovia Union Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Small Cap Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as portfolio managers for a portion of the assets of the Small Cap Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 11 years of investment experience.



WALL STREET ASSOCIATES: Wall Street Associates (WSA), located at 1200 Prospect Street, Suite 100, La Jolla, California 92037, serves as a Sub-Adviser to the Small Cap Fund. William Jeffery III and Kenneth F. McCain of WSA serve as portfolio managers of a portion of the assets of the Small Cap Fund. Each is a controlling principal of WSA. They each have over 30 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 20 years of investment experience.



WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.


INTERNATIONAL EQUITY FUND:


BLACKROCK INTERNATIONAL, LTD.: BlackRock International, Ltd. (BlackRock International), located at 40 Torpichen T7 Street, Edinburgh, EH3 8JB, Scotland, serves as a Sub-Adviser to the International Equity Fund. Albert B. Morillo, Managing Director and Senior Portfolio Manager, heads an investment committee at BlackRock International that serves as portfolio manager of the portion of the International Equity Fund's assets managed by BlackRock International. Prior to joining BlackRock International in January 2000, Mr. Morillo was the head of the European Team at Scottish Widows Investment Management.



CAPITAL GUARDIAN TRUST COMPANY: Capital Guardian Trust Company (CGTC), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A committee of investment professionals at CGTC manages a portion of the assets of the International Equity Fund and utilizes a multi-portfolio management system.



JF INTERNATIONAL MANAGEMENT INC.: JF International Management Inc. (JFIMI), located at 47th Floor, Jardine House, 1 Connaught Place, Central Hong Kong, serves as a Sub-Adviser to the International Equity Fund. Richard Titherington and Simon Jones of JFIMI serve as portfolio managers for a portion of the assets of the International Equity Fund. Mr. Titherington has been with JFIMI for 16 years, and has over 18 years of investment experience. Mr. Jones has been with JFIMI for 7 years, and has over 16 years of investment experience.



MARTIN CURRIE INC.: Martin Currie Inc. (Martin Currie), located at Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, Scotland, serves as a Sub-Adviser to the International Equity Fund. Michael Thomas and John Millar of Martin Currie serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Thomas joined Martin Currie in 1989,

32                                       SEI INVESTMENTS / PROSPECTUS


and has 28 years of investment experience. Mr. Millar joined Martin Currie in 2000, having previously worked for Stewart Ivory and Colonial First State. He has 10 years of investment experience.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. MSIM's International Equity Value Team manages the portion of the International Equity Fund's assets allocated to MSIM. Current members of the team include Dominic Caldecott, Managing Director, Peter Wright, Managing Director, William Lock, Managing Director, and Walter Riddell, Vice President.



OECHSLE INTERNATIONAL ADVISORS: Oechsle International Advisors (Oechsle), located at One International Place, 23rd Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the International Equity Fund. S. Dewey Keesler, Jr. and Kathleen Harris of Oechsle serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Keesler is a Managing Principal, the Chief Investment Officer and a Portfolio Manager/Research Analyst with responsibility for coordinating the firm's investment activities. He has 21 years of international investment experience. Ms. Harris joined Oechsle in 1995 and is a Principal and Portfolio Manager/Research Analyst.


EMERGING MARKETS EQUITY FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals at Alliance manages the portion of the Emerging Markets Equity Fund's assets allocated to Alliance.



THE BOSTON COMPANY ASSET MANAGEMENT, LLC: The Boston Company Asset Management, LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. D. Kirk Henry, CFA and Senior Vice President of The Boston Company serves as portfolio manager for a portion of the assets of the Emerging Markets Equity Fund. Since joining The Boston Company, in 1994, Mr. Henry has had primary responsibility for the firm's Emerging Markets Equity product and International Equity strategies with Sander Cseh.



LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED: Lloyd George Investment Management (Bermuda) Limited (LGIM), located at 3808 One Exchange Square, Central, Hong Kong, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Pamela Chan, Director of LGIM, and Samir Mehta, CFA, Director of LGIM, serve as co-portfolio managers of the portion of the Emerging Markets Equity Fund's assets allocated to LGIM. Ms. Chan joined LGIM in April 1994 and manages Asian regional accounts for institutional clients. Prior to joining LGIM in 1998, Mr. Mehta was an analyst at Peregrine Securities in India for over four years. Ms. Chan and Mr. Mehta each has over 20 and 10 years of investment experience, respectively.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. (MSIM), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the Emerging Markets Equity Fund. The portion of Emerging Markets Equity Fund's assets allocated to MSIM are managed by MSIM's Emerging Markets and Asian Equity Teams. Current members of the teams include Michael Perl, Executive Director, Ana Christina Piedrahita, Vice President, and Narayan Ramachantran, Managing Director.


CORE FIXED INCOME FUND:


BLACKROCK ADVISORS, INC.: BlackRock Advisors, Inc. (BlackRock), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the Core Fixed Income Fund. Keith Anderson and Andrew Phillips of BlackRock serve as portfolio managers of a portion of the assets of the Core Fixed Income Fund allocated to BlackRock. Mr. Anderson is a Managing Director, Chief Investment Officer, Fixed Income and Co-Chair of Income Securities Group at BlackRock, and has 19 years of experience investing in fixed income securities. Mr. Phillips is also a Managing Director and portfolio manager

SEI INVESTMENTS / PROSPECTUS                                       33


with primary responsibility for the management of the firm's investment activities in fixed-rate mortgage securities with over 16 years of experience investing in fixed income securities.



METROPOLITAN WEST ASSET MANAGEMENT LLC: Metropolitan West Asset Management LLC
(MWAM), located at 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025, serves as a Sub-Adviser to the Core Fixed Income Fund. MWAM's portfolio management team of Tad Rivelle, Laird Landmann, Stephen Kane, CFA, and David Lippman manage the portion of the Core Fixed Income Fund's assets allocated to MWAM. Mr. Rivelle is Managing Director and Chief Investment Officer at MWAM. Mssrs. Landmann, Kane, and Lippman are Managing Directors and Generalist Portfolio Managers at MWAM. Each member of the portfolio management team has over 12 years of investment experience.



WESTERN ASSET MANAGEMENT COMPANY: Western Asset Management Company (WAMC), located at 117 East Colorado Boulevard, 6th floor, Pasadena, California 91105, serves as a Sub-Adviser to the Core Fixed Income Fund. A committee of investment professionals at WAMC manages a portion of the assets of the Core Fixed Income Fund.



HIGH YIELD BOND FUND:


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals, led by Doug G. Forsyth, CFA, serve as portfolio managers for a portion of the assets of the High Yield Bond Fund. Mr. Forsyth, Lead Portfolio Manager of High Yield & Convertibles at Nicholas-Applegate, joined Nicholas-Applegate in 1994, and has 11 years of investment experience.


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.: Nomura Corporate Research and Asset Management Inc. (Nomura), located at 2 World Financial Center, Building B, New York, New York 10281-1198, serves as a Sub-Adviser to the High Yield Bond Fund. Robert Levine, CFA, President and Chief Executive Officer of Nomura applies a team approach to portfolio management by working alongside his team of portfolio managers, Stephen Kotsen, CFA, Vice President and David Crall CFA, Director, to manage Nomura's high yield bond portfolios and research analysis. Prior to joing Nomura, Mr. Levine was President of Kidder, Peabody High Yield Asset Management, Inc. and Managing Director of Kidder, Peabody & Co., where he created the first high yield bond mutual fund. Prior to joining Nomura in 1999, Steven Kotsen worked at Lazard Freres Asset Management as a portfolio manager in the high yield group. David Crall has been with Nomura for 10 years, working in both analyst and portfolio manager roles.



SHENKMAN CAPITAL MANAGEMENT, INC.: Shenkman Capital Management, Inc. (Shenkman), located at 461 Fifth Avenue, New York, New York 10017, serves as a Sub-Adviser to the High Yield Bond Fund. Mark Shenkman, President and Chief Investment Officer, Frank Whitley, Executive Vice President, and Mark Flanagan, Senior Vice President, of Shenkman serve as co-portfolio managers to the portion of the High Yield Bond Fund's assets allocated to Shenkman. Mr. Shenkman has served in these roles since he founded the firm in 1985. Mr. Whitley joined Shenkman in 1988, and has co-managed the investment process since 1994. Mr. Flanagan joined Shenkman in 1992, and after serving as Director of Credit Research, was promoted to a portfolio manager in 2002. Mr. Shenkman, Mr. Whitley and Mr. Flanagan have a combined 60 years of investment experience.


INTERNATIONAL FIXED INCOME FUND:


FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES: Fischer Francis Trees & Watts, Inc., a New York corporation located at 200 Park Avenue, 46th Floor, New York, New York 10166, and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the International Fixed Income Fund. FFTW's Investment Strategy Group is responsible for determining the investment strategy of the International Fixed Income Fund. Richard Williams, Portfolio Manager and Managing Director of FFTW, serves as portfolio manager to the portion of the International Fixed Income Fund's assets allocated to FFTW. Mr. Williams joined FFTW in 1995 and has 8 years of investment experience.

34                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds.



The Funds offer Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.


For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).



Eligible Investors (as defined above) may purchase Class A shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some

SEI INVESTMENTS / PROSPECTUS                                       35

Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Fund Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

36                                       SEI INVESTMENTS / PROSPECTUS


DIVIDENDS, DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the International Fixed Income, Emerging Markets Equity, and International Equity Funds to pay dividends periodically (at least once annually), the Core Fixed Income and High Yield Bond Funds to pay dividends monthly, and the Small Cap, Large Cap, Large Cap Value, and Large Cap Growth Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.


The International Equity, Emerging Markets Equity, and International Fixed Income Funds may elect to pass through to you your pro rata share of foreign income taxes paid by each Fund. The Funds will notify you if they make such election.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       37

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the shares of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, International Equity, and Core Fixed Income Funds. As of September 30, 2002, the Emerging Markets Equity, High Yield Bond and International Fixed Income Funds had not commenced operations. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE PERIODS ENDED MAY 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value,       Net       (Losses)     from Net       Realized     Value,
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $16.31      $0.15       $(2.48)      $(0.16)        $   --      $13.82  (14.36)%
-------------------------------------------------------------------------------------------------------------
 2001                          19.48       0.17        (2.35)       (0.17)         (0.82)      16.31  (11.54)
-------------------------------------------------------------------------------------------------------------
 2000                          18.82       0.20         1.48        (0.19)         (0.83)      19.48    9.10
-------------------------------------------------------------------------------------------------------------
 1999                          16.35       0.20         2.88        (0.20)         (0.41)      18.82   19.40
-------------------------------------------------------------------------------------------------------------
 1998                          12.66       0.18         3.98        (0.18)         (0.29)      16.35   33.36
-------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $11.20      $0.17       $(0.68)      $(0.18)        $(0.05)     $10.46   (4.58)%
-------------------------------------------------------------------------------------------------------------
 2001                          10.38       0.19         0.84        (0.20)         (0.01)      11.20   10.04
-------------------------------------------------------------------------------------------------------------
 2000(1)                       10.00       0.06         0.34        (0.02)            --       10.38    4.00
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $ 6.95      $0.02       $(1.70)      $(0.02)        $   --      $ 5.25  (24.23)%
-------------------------------------------------------------------------------------------------------------
 2001                           9.96       0.03        (3.01)       (0.03)            --        6.95  (30.08)
-------------------------------------------------------------------------------------------------------------
 2000(2)                       10.00       0.01        (0.04)       (0.01)            --        9.96   (0.24)
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                  Ratio of      Net
                                           Ratio of   Ratio of    Expenses   Investment
                                           Expenses     Net      to Average  Income to
                                              to     Investment     Net       Average
                             Net Assets    Average   Income to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
LARGE CAP FUND
--------------------------
 2002                        $2,938,135      0.26%      1.03%       0.47%       0.82%        65%
--------------------------
 2001                         3,451,673      0.26       0.98        0.48        0.76        107
--------------------------
 2000                         3,184,226      0.26       1.12        0.48        0.90         64
--------------------------
 1999                         1,669,945      0.26       1.16        0.48        0.94         60
--------------------------
 1998                         1,149,337      0.32       1.28        0.50        1.10         72
--------------------------
LARGE CAP VALUE FUND
--------------------------
 2002                        $  406,494      0.28%      1.70%       0.44%       1.54%        34%
--------------------------
 2001                           350,978      0.28       1.86        0.46        1.68        104
--------------------------
 2000(1)                        218,548      0.28       2.47        0.46        2.29         21
--------------------------
LARGE CAP GROWTH FUND
--------------------------
 2002                        $  257,196      0.28%      0.32%       0.47%       0.13%        71%
--------------------------
 2001                           252,555      0.28       0.31        0.50        0.09        107
--------------------------
 2000(2)                        232,400      0.28       0.58        0.51        0.35         13
--------------------------

38                                       SEI INVESTMENTS / PROSPECTUS

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value,       Net       (Losses)     from Net       Realized     Value,
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $13.02      $0.06       $(0.45)      $(0.07)        $(0.03)     $12.53   (2.99)%
-------------------------------------------------------------------------------------------------------------
 2001                          13.66       0.08         0.96        (0.09)         (1.59)      13.02    8.39
-------------------------------------------------------------------------------------------------------------
 2000                          11.35       0.09         2.30        (0.08)            --       13.66   21.06
-------------------------------------------------------------------------------------------------------------
 1999                          13.12       0.03        (0.89)       (0.04)         (0.87)      11.35   (5.81)
-------------------------------------------------------------------------------------------------------------
 1998                          10.86       0.07         2.78        (0.07)         (0.52)      13.12   26.68
-------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $10.49      $0.54       $ 0.06       $(0.54)        $(0.28)     $10.27    6.43%
-------------------------------------------------------------------------------------------------------------
 2001                           9.82       0.66         0.67        (0.66)            --       10.49   13.92
-------------------------------------------------------------------------------------------------------------
 2000                          10.22       0.61        (0.40)       (0.61)            --        9.82    2.07
-------------------------------------------------------------------------------------------------------------
 1999                          10.57       0.62        (0.18)       (0.63)         (0.16)      10.22    4.15
-------------------------------------------------------------------------------------------------------------
 1998                          10.13       0.64         0.50        (0.64)         (0.06)      10.57   11.60
-------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
 2002                         $10.34      $0.11       $(1.14)      $(0.10)        $   --      $ 9.21   (9.93)%
-------------------------------------------------------------------------------------------------------------
 2001                          13.61       0.17        (2.56)       (0.16)         (0.72)      10.34  (18.21)
-------------------------------------------------------------------------------------------------------------
 2000                          11.58       0.24         2.40        (0.14)         (0.47)      13.61   22.82
-------------------------------------------------------------------------------------------------------------
 1999                          11.35       0.10         0.65        (0.17)         (0.35)      11.58    6.93
-------------------------------------------------------------------------------------------------------------
 1998                          10.69       0.19         0.86        (0.16)         (0.23)      11.35   10.40
-------------------------------------------------------------------------------------------------------------

                                                                              Ratio of
                                                                  Ratio of      Net
                                           Ratio of   Ratio of    Expenses   Investment
                                           Expenses     Net      to Average  Income to
                                              to     Investment     Net       Average
                             Net Assets    Average   Income to     Assets    Net Assets  Portfolio
                            End of Period    Net      Average    (Excluding  (Excluding  Turnover
                            ($ Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
SMALL CAP FUND
--------------------------
 2002                        $1,102,199      0.54%      0.54%       0.71%       0.37%       115%
--------------------------
 2001                           857,278      0.54       0.63        0.73        0.44        154
--------------------------
 2000                           774,284      0.53       0.73        0.73        0.53        159
--------------------------
 1999                           338,839      0.54       0.33        0.73        0.14        154
--------------------------
 1998                           302,355      0.59       0.61        0.75        0.45        120
--------------------------
CORE FIXED INCOME FUND
--------------------------
 2002                        $2,354,581      0.18%      5.67%       0.36%       5.49%       365%
--------------------------
 2001                         2,131,474      0.18       6.47        0.37        6.28        399
--------------------------
 2000                         1,999,815      0.18       6.20        0.40        5.98        383
--------------------------
 1999                         1,046,367      0.18       5.81        0.41        5.58        393
--------------------------
 1998                           763,236      0.20       6.13        0.41        5.92        324
--------------------------
INTERNATIONAL EQUITY FUND
--------------------------
 2002                        $1,259,408      0.48%      1.30%       0.66%       1.12%        84%
--------------------------
 2001                         1,190,830      0.48       1.68        0.67        1.49         71
--------------------------
 2000                         1,186,706      0.43       1.08        0.64        0.87         74
--------------------------
 1999                           690,389      0.43       1.40        0.66        1.17         82
--------------------------
 1998                           554,421      0.53       2.21        0.70        2.04        109
--------------------------


+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.



(1) Commenced operations on January 31, 2000. All ratios for the period have been annualized.



(2) Commenced operations on February 28, 2000. All ratios for the period have been annualized.


Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2002 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT,
OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investment Trust's Investment Company Act registration number is 811-7257.

SEI-F-146(9/02)



SEI INVESTMENTS


SEI INSTITUTIONAL
INVESTMENTS TRUST


------------------------
Large Cap Fund
------------------------
Small Cap Fund
------------------------
Class T
------------------------
Prospectus as of
September 30, 2002

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL INVESTMENTS TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS


SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Large Cap Fund                                                         2
------------------------------------------------------------------------
Small Cap Fund                                                         5
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
Investment Adviser and Sub-Advisers                                    8
------------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                        12
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    14
------------------------------------------------------------------------
Financial Highlights                                                  15
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Investments Trust                                             Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of specialist managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Long-term growth of capital and income

  SHARE PRICE VOLATILITY:    Medium to high

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in large
                             cap U.S. common stocks

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (i.e., managers that select stocks they believe have significant growth potential based on revenue and revenue growth and other factors). The Fund's portfolio is diversified as to issuers and industries.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


As of September 30, 2002, the Fund had no shares outstanding and did not have a full calendar year of performance. This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. Since Class T Shares are invested in the same portfolio of securities, returns for Class T Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   35.69%
1998   25.33%
1999   19.73%
2000   -8.28%
2001  -13.92%

BEST QUARTER: 23.28% (12/31/98)


WORST QUARTER: -16.36% (9/30/01)



* The Fund's total return from January 1, 2002 to June 30, 2002 was -13.00%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 1000 Index.


                                                            SINCE
LARGE CAP FUND -- CLASS A SHARES      1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Return Before Taxes                  -13.92%   9.96%     11.24%
-----------------------------------------------------------------
Return After Taxes on
  Distributions**                    -14.27%   8.66%     10.01%
-----------------------------------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares**           -8.48%   7.80%      8.93%
-----------------------------------------------------------------
Frank Russell 1000 Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***             -12.45%  10.50%     11.69%
-----------------------------------------------------------------


* The inception date for the Fund's Class A shares is June 14, 1996. Index returns shown from June 30, 1996.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 1000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

4                                       SEI INVESTMENTS / PROSPECTUS

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS T SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.40%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.62%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.02%**
------------------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Large Cap Fund -- Class T Shares                    0.85%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Fund -- Class T
  Shares                        $  104  $   325  $   563  $  1,248
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

SMALL CAP FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Capital appreciation

  SHARE PRICE VOLATILITY:    High

  PRINCIPAL INVESTMENT       Utilizing multiple specialist
    STRATEGY:                sub-advisers, the Fund invests in common
                             stocks of smaller U.S. companies

--------------------------------------------------------------------------------

INVESTMENT STRATEGY


Under normal circumstances, the Small Cap Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund's assets, follows a distinct investment discipline. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, book value or return on equity) and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on revenue and earnings growth and other factors). The Fund's portfolio is diversified as to issuers and industries.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities are traded over the counter or listed on an exchange.

6                                       SEI INVESTMENTS / PROSPECTUS

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


As of September 30, 2002, the Fund had no shares outstanding and did not have a full calendar year of performance. This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for five years. Since Class T Shares are invested in the same portfolio of securities, returns for Class T Shares will be substantially similar to those of Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997  23.75%
1998  -0.35%
1999  22.88%
2000   5.89%
2001   2.65%

BEST QUARTER: 20.38% (12/31/98)

WORST QUARTER: -22.68% (9/30/98)


* The Fund's total return from January 1, 2002 to June 30, 2002 was -7.95%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2001 to those of the Frank Russell 2000 Index.


                                                            SINCE
SMALL CAP FUND -- CLASS A SHARES      1 YEAR  5 YEARS  INCEPTION*
-----------------------------------------------------------------
Return Before Taxes                    2.65%  10.49%     10.09%
-----------------------------------------------------------------
Return After Taxes on
  Distributions**                      2.37%   8.40%      8.20%
-----------------------------------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares**            1.65%   7.61%      7.39%
-----------------------------------------------------------------
Frank Russell 2000 Index Return
  (reflects no deduction for fees,
  expenses, or taxes)***               2.49%   7.52%      7.87%
-----------------------------------------------------------------


* The inception date for the Fund's Class A shares is June 14, 1996. Index returns shown from June 30, 1996.



** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

SEI INVESTMENTS / PROSPECTUS                                       7

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS T SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.65%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.61%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       1.26%**
------------------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Small Cap Fund -- Class T Shares                    1.10%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Small Cap Fund -- Class T
  Shares                        $  128  $   400  $   692  $  1,523
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of June 30, 2002, SIMC had approximately $32.6 billion in assets under management. For the fiscal year ended May 31, 2002, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's net assets, at the following annual rates:



Large Cap Fund                                      0.25%
---------------------------------------------------------
Small Cap Fund                                      0.53%
---------------------------------------------------------


SUB-ADVISERS AND PORTFOLIO MANAGERS

LARGE CAP FUND:


ALLIANCE CAPITAL MANAGEMENT L.P.: Alliance Capital Management L.P. (Alliance), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Large Cap Fund. A committee of investment professionals at Alliance manages the portion of the Large Cap Fund's assets allocated to Alliance.



DEUTSCHE ASSET MANAGEMENT, INC.: Deutsche Asset Management Inc. (DAMI), located at 345 Park Avenue, New York, New York 10154, serves as a Sub-Adviser to the Large Cap Fund. James A. Creighton, Managing Director and Head of Global Index, serves as a portfolio manager of the portion of the assets of the Large Cap Fund's assets allocated to DAMI. Prior to joining DAMI in 1999, Mr. Creighton was a Managing Director and Chief Investment Officer of Global Index Investments at Barclays Global Investors and prior to that division president of Barclays Global Investors Canada Limited.



IRIDIAN ASSET MANAGEMENT LLC: Iridian Asset Management LLC (Iridian), located at 276 Post Road West, Westport, Connecticut 06880-4704, serves as a Sub-Adviser to the Large Cap Fund. David L. Cohen, Principal of Iridian, serves as portfolio

SEI INVESTMENTS / PROSPECTUS                                       9


manager of the portion the Large Cap Fund's assets allocated to Iridian. Mr. Cohen is one of Iridian's founding partners, and has 21 years of investment experience. Additionally, since November 1995, Mr. Cohen has been a Portfolio Manager at Arnhold and S. Bleichroeder Advisers, Inc. with responsibility for First Eagle Fund of America, a separate series of First Eagle Trust, a registered investment company.



MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248, serves as a Sub-Adviser to the Large Cap Fund. William A. Vogel, Executive Vice President of Montag serves as portfolio manager of the portion of the Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 21 years of investment experience.



LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Street, Chicago, Illinois 60606, serves as a Sub-Adviser to the Large Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to LSV. They are all partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.20% of the average monthly market value of the assets of the portion of the Fund managed by LSV.



MCKINLEY CAPITAL MANAGEMENT, INC.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Large Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to McKinley Capital. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 22 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investment from 1995 to 1997. Mr. Parke has 21 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



PEREGRINE CAPITAL MANAGEMENT INC.: Peregrine Capital Management Inc. (Peregrine), located at 800 LaSalle Avenue, Minneapolis, Minnesota 55402-2018, serves as a Sub-Adviser to the Large Cap Fund. John Dale, Senior Vice President and Portfolio Manager, and Gary Nussbaum, Senior Vice President and Portfolio Manager, serve as portfolio managers of the portion of the Large Cap Fund's assets allocated to Peregrine. Mr. Dale joined Peregrine in 1987, and has 33 years of investment management experience. Mr. Nussbaum joined Peregrine in 1990, and has 13 years of investment management experience.



SANFORD C. BERNSTEIN & CO., LLC: Sanford C. Bernstein & Co., LLC (Bernstein), located at 767 Fifth Avenue, New York, New York 10153, serves as a Sub-Adviser to the Large Cap Fund. Bernstein is an indirect wholly-owned subsidiary of Alliance Capital Management L.P. (Alliance). Lewis A. Sanders and Marilyn Goldstein Fedak serve as portfolio managers to the portion of the Large Cap Fund's assets allocated to Bernstein. Mr. Sanders is a Director of Bernstein since September 2000 and is Vice Chairman, Chief Investment Officer and a Director of Alliance Capital Management Corporation, the general partner of Alliance, since October 2000. Mr. Sanders previously served as Chairman of the Board of Directors and Chief Executive Officer of Sanford C. Bernstein & Co., Inc. since 1993. Ms. Fedak is an Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance Capital Management Corporation since October 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc. since 1993.



TRANSAMERICA INVESTMENT MANAGEMENT, LLC: Transamerica Investment Management, LLC
(TIM), located at 1150 S. Olive St., 27th Floor, Los Angeles, California 90015, serves as a Sub-Adviser to the Large Cap Fund. Jeffrey S. Van Harte, CFA, Senior Vice President, Portfolio Manager and Head of Equities, and Gary U. Rolle, CFA, President and Chief Investment Officer, of TIM serve as portfolio managers of a portion of the assets of the Large Cap Fund. Mr. Van Harte has been with TIM and its predecessor firm since 1980 and has over 16 years of investment management experience. Mr. Rolle has been with TIM and its predecessor firm since 1967 and has over 31 years of investment management experience.

10                                       SEI INVESTMENTS / PROSPECTUS

SMALL CAP FUND:


ARTISAN PARTNERS LIMITED PARTNERSHIP: Artisan Partners Limited Partnership (Artisan), located at 1000 North Water Street, Suite 1770, Milwaukee, Wisconsin 53202, serves as a Sub-Adviser to the Small Cap Fund. Scott C. Satterwhite and James C. Kieffer, both Managing Directors of Artisan, serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to Artisan. Prior to joining Artisan in 1997, Mr. Satterwhite was a Portfolio Manager at Wachovia Bank, N.A. and Mr. Kieffer was a research analyst at the investment firm McColl Partners.



CHARTWELL INVESTMENT PARTNERS: Chartwell Investment Partners (Chartwell), located at 1235 Westlakes Drive, Suite 400, Berwyn, Pennsylvania 19312, serves as a Sub-Adviser to the Small Cap Fund. David C. Dalrymple, Managing Partner and Senior Portfolio Manager, and Babak Zenouzi, Partner and Senior Portfolio Manager of Chartwell, serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to Chartwell. Mr. Dalrymple has been with Chartwell since 1997. Prior to joining Chartwell, Mr. Dalrymple was a Portfolio Manager with Delaware Investment Advisers from 1991-1997. Mr. Zenouzi joined the firm in November 1999 after seven years with Delaware Investment Advisers, where he served as a Portfolio Manager. Mr. Dalrymple and Mr. Zenouzi both have 17 years of investment experience.



DAVID J. GREENE AND COMPANY, LLC: David J. Greene and Company, LLC (David J. Greene), located at 599 Lexington Avenue, 12th Floor, New York, New York 10022, serves as a Sub-Adviser to the Small Cap Fund. Michael C. Greene, Chief Executive Officer, and Benjamin H. Nahum, Vice President and Research Analyst, of David J. Greene serve as portfolio managers to the portion of the Small Cap Fund's assets allocated to David J. Greene. Messrs. Greene and Nahum have been Principals of the firm for the past 5 years.


LSV ASSET MANAGEMENT: LSV Asset Management (LSV), located at 181 West Madison Avenue, Chicago, Illinois 60602, serves as a Sub-Adviser to the Small Cap Fund. Josef Lakonishok, Robert Vishny and Menno Vermeulen of LSV serve as portfolio managers of a portion of the assets of the Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of 0.50% of the average monthly market value of the assets of the portion of the Fund managed by LSV.


MAZAMA CAPITAL MANAGEMENT, INC.: Mazama Capital Management, Inc. (Mazama), located at One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, serves as a Sub-Adviser to the Small Cap Fund. Ronald A. Sauer, a founder, President and Senior Portfolio Manager of Mazama and Stephen C. Brink, CFA, Vice President, Director of Research and Portfolio Manager of Mazama serve as portfolio managers of the portion of the Small Cap Fund's assets managed by Mazama. Prior to founding Mazama in October 1997, Mr. Sauer was President and Director of Research at Black & Company Asset Management. Mr. Sauer has over 22 years of investment experience. Prior to joining Mazama in 1997, Mr. Brink was Chief Investment Officer at US Trust's Pacific Northwest office. Mr. Brink has over 25 years of investment experience.



MCKINLEY CAPITAL MANAGEMENT INC.: McKinley Capital Management Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the Small Cap Fund. Robert B. Gillam, Frederic H. Parke and Sheldon Lien of McKinley Capital serve as portfolio managers to a portion of the assets of the Small Cap Fund. Mr. Gillam has been the Chief Investment Officer at McKinley Capital since the firm's inception in 1990, and has over 23 years of investment experience. Mr. Parke joined McKinley Capital in 1997. Prior to joining McKinley Capital, Mr. Parke was a Trader and Portfolio Manager at TransGlobal Investments from 1995 to 1997. Mr. Parke has 22 years of investment experience. Mr. Lien has been with McKinley Capital since 1995.



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT: Nicholas-Applegate Capital Management (Nicholas-Applegate), located at 600 West Broadway, Suite 2900, San Diego, California 92101, serves as a Sub-Adviser to the Small Cap Fund. Catherine Somhegyi Nicholas serves as Chief Investment Officer of Nicholas-Applegate overseeing the firm's global equity management and trading strategies. Stacey R. Nutt, Ph.D., is the lead portfolio manager of the portfolio management team

SEI INVESTMENTS / PROSPECTUS                                       11


responsible for the day-to-day management of a portion of the Small Cap Fund's assets. Mr. Nutt has been a fund manager and investment team leader since 1999. Prior to joining Nicholas-Applegate, he had 6 years of investment experience with Vestek Systems, Inc. and Virginia Tech and Georgia Institute of Technology.



RS INVESTMENTS: RS Investments (RSIM), located at 388 Market Street, San Francisco, California 94111, serves as a Sub-Adviser to the Small Cap Fund. Jim Callinan of RSIM serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. Callinan is a managing director of RSIM. He joined RSIM in June 1996 after 9 years at Putnam Investments (Putnam) in Boston, where he served as a portfolio manager of the Putnam OTC Emerging Growth Fund. Mr. Callinan also served as a specialty growth research analyst and portfolio manager of both the Putnam Emerging Information Science Trust Fund and the Putnam Emerging Health Sciences Trust Fund while at Putnam.



SAWGRASS ASSET MANAGEMENT, LLC: Sawgrass Asset Management, LLC (Sawgrass), located at 1579 The Greens Way, Suite 20, Jacksonville, Florida 32250, serves as a Sub-Adviser to the Small Cap Fund. Dean McQuiddy, CPA, of Sawgrass serves as portfolio manager of a portion of the assets of the Small Cap Fund. Mr. McQuiddy, a founding Principal of Sawgrass, has 16 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.



SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED: Security Capital Research & Management Incorporated (SC-R&M), located at 11 South LaSalle Street, 2nd Floor, Chicago, Illinois 60603, serves as a Sub-Adviser to the Small Cap Fund. Anthony
R. Manno, Jr., Kenneth D. Statz, and Kevin W. Bedell comprise the Portfolio Management Committee of SC-R&M. The Portfolio Management Committee is responsible for determining the portfolio composition for the Small Cap Fund's assets allocated to SC-R&M. The members of the Portfolio Management Committee have an average of 19 years of investment experience.



STERLING CAPITAL MANAGEMENT: Sterling Capital Management (Sterling), located at One Wachovia Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202, serves as a Sub-Adviser to the Small Cap Fund. Eduardo A. Brea, CFA, and Brian R. Walton, CFA, of Sterling serve as portfolio managers for a portion of the assets of the Small Cap Fund. Mr. Brea and Mr. Walton both joined Sterling in 1995, and each is a Managing Director and Equity Portfolio Manager and Analyst. Mr. Brea and Mr. Walton each have over 11 years of investment experience.



WALL STREET ASSOCIATES: Wall Street Associates (WSA), located at 1200 Prospect Street, Suite 100, La Jolla, California 92037, serves as a Sub-Adviser to the Small Cap Fund. William Jeffery III and Kenneth F. McCain of WSA serve as portfolio managers of a portion of the assets of the Small Cap Fund. Each is a controlling principal of WSA. They each have over 30 years of investment management experience. David Baratta, who joined WSA in 1999, also serves as a portfolio manager of a portion of the assets of the Small Cap Fund. Prior to joining WSA, Mr. Baratta was a portfolio manager of Morgan Grenfell, Inc. for 5 years. He has over 20 years of investment experience.



WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser to the Small Cap Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.

12                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class T Shares of the Funds. The Funds offer Class T Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES

You may purchase Class T Shares on any day that the New York Stock Exchange
(NYSE) is open for business (a Business Day).


Financial institutions and intermediaries may purchase Class T Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).


When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

SEI INVESTMENTS / PROSPECTUS                                       13

MINIMUM PURCHASES


To purchase Class T Shares for the first time, you must invest at least $100,000 in any Fund, with a minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Class T Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

HOW TO EXCHANGE YOUR SHARES

You may exchange Class T Shares of any Fund for Class T Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class T Shares.

For Class T Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.


For Class T Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.30%.

14                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income quarterly as a dividend to shareholders. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

SEI INVESTMENTS / PROSPECTUS                                       15


FINANCIAL HIGHLIGHTS



The tables that follow present performance information about the Class A Shares of the Large Cap and Small Cap Funds. The Class T Shares were in operation from December 14, 2001 to February 13, 2002 and as of the Funds' fiscal year end, May 31, 2002 the Funds had no shares outstanding. Since Class T Shares are invested in the same portfolio of securities, returns for Class T Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that Class A Shares have lower expenses. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.


This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the Funds' annual report that accompanies the SAI. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE PERIODS ENDED MAY 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Net
                                                     Realized
                                                       and
                                                    Unrealized                 Distributions   Net
                            Net Asset                 Gains     Distributions      from       Asset
                              Value,       Net       (Losses)     from Net       Realized     Value,
                            Beginning   Investment      on       Investment       Capital     End of   Total
                            of Period     Income    Securities     Income          Gains      Period  Return+
-------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
-------------------------------------------------------------------------------------------------------------

CLASS A SHARES
-------------------------------------------------------------------------------------------------------------
 2002                         $16.31      $0.15       $(2.48)      $(0.16)        $   --      $13.82  (14.36)%
-------------------------------------------------------------------------------------------------------------
 2001                          19.48       0.17        (2.35)       (0.17)         (0.82)      16.31  (11.54)
-------------------------------------------------------------------------------------------------------------
 2000                          18.82       0.20         1.48        (0.19)         (0.83)      19.48    9.10
-------------------------------------------------------------------------------------------------------------
 1999                          16.35       0.20         2.88        (0.20)         (0.41)      18.82   19.40
-------------------------------------------------------------------------------------------------------------
 1998                          12.66       0.18         3.98        (0.18)         (0.29)      16.35   33.36
-------------------------------------------------------------------------------------------------------------
SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------

CLASS A SHARES
-------------------------------------------------------------------------------------------------------------
 2002                         $13.02      $0.06       $(0.45)      $(0.07)        $(0.03)     $12.53   (2.99)%
-------------------------------------------------------------------------------------------------------------
 2001                          13.66       0.08         0.96        (0.09)         (1.59)      13.02    8.39
-------------------------------------------------------------------------------------------------------------
 2000                          11.35       0.09         2.30        (0.08)            --       13.66   21.06
-------------------------------------------------------------------------------------------------------------
 1999                          13.12       0.03        (0.89)       (0.04)         (0.87)      11.35   (5.81)
-------------------------------------------------------------------------------------------------------------
 1998                          10.86       0.07         2.78        (0.07)         (0.52)      13.12   26.68
-------------------------------------------------------------------------------------------------------------

                                                                             Ratio of
                                                                 Ratio of      Net
                                          Ratio of   Ratio of    Expenses   Investment
                                          Expenses     Net      to Average  Income to
                             Net Assets      to     Investment     Net       Average
                               End of     Average   Income to     Assets    Net Assets  Portfolio
                               Period       Net      Average    (Excluding  (Excluding  Turnover
                            ($Thousands)   Assets   Net Assets   Waivers)    Waivers)     Rate
--------------------------
LARGE CAP FUND
--------------------------
CLASS A SHARES
--------------------------
 2002                        $2,938,135     0.26%      1.03%       0.47%       0.82%         65%
--------------------------
 2001                         3,451,673     0.26       0.98        0.48        0.76         107
--------------------------
 2000                         3,184,226     0.26       1.12        0.48        0.90          64
--------------------------
 1999                         1,669,945     0.26       1.16        0.48        0.94          60
--------------------------
 1998                         1,149,337     0.32       1.28        0.50        1.10          72
--------------------------
SMALL CAP FUND
--------------------------
CLASS A SHARES
--------------------------
 2002                        $1,102,199     0.54%      0.54%       0.71%       0.37%        115%
--------------------------
 2001                           857,278     0.54       0.63        0.73        0.44         154
--------------------------
 2000                           774,284     0.53       0.73        0.73        0.53         159
--------------------------
 1999                           338,839     0.54       0.33        0.73        0.14         154
--------------------------
 1998                           302,355     0.59       0.61        0.75        0.45         120
--------------------------


+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.


Amounts designated as "--" are either $0 or have been rounded to $0.

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2002 includes detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:      Call 1-8OO-DIAL-SEI

By Mail:           Write to the Funds at:
                   1 Freedom Valley Drive
                   Oaks, PA 19456

By Internet:       http://www.seic.com

From the SEC: You can obtain the SAI or the Annual Report and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investment Trust's Investment Company Act registration number is 811-7257.

SEI-F-147 (9/02)


SEI INVESTMENTS

SEI Institutional
Investments Trust

---------------------
Large Cap Index Fund
---------------------
Large Cap Value
Index Fund
---------------------
Large Cap Growth
Index Fund
---------------------
Prospectus as of
September 30, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INSTITUTIONAL INVESTMENTS TRUST
------------------------------------------------------------------------------

ABOUT THIS PROSPECTUS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement (as discussed below). This prospectus gives you important information about shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:


Large Cap Index Fund                                                   2
------------------------------------------------------------------------
Large Cap Value Index Fund                                             4
------------------------------------------------------------------------
Large Cap Growth Index Fund                                            6
------------------------------------------------------------------------
More Information About Fund Investments                                8
------------------------------------------------------------------------
Investment Adviser and Sub-Adviser                                     8
------------------------------------------------------------------------
Purchasing and Selling Fund Shares                                     9
------------------------------------------------------------------------
Dividends, Distributions and Taxes                                    11
------------------------------------------------------------------------
How To Obtain More Information About SEI Institutional
Investments Trust                                             Back Cover
------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

ELIGIBLE INVESTORS

Eligible investors are principally institutions, including defined benefit plans, defined contribution plans, health care defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, and Taft-Hartley plans, that have entered into an Investment Management Agreement (an Agreement) with SEI Investments Management Corporation
(SIMC) (collectively, Eligible Investors). More information about Eligible Investors is in the "Purchasing and Selling Fund Shares" section of this prospectus.

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal.

Each Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Funds' ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. No matter how good a job the Adviser and Sub-Adviser do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the Frank Russell 1000 Index (Russell
                             1000 Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             Russell 1000 Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). The Fund's ability to replicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       3

PERFORMANCE INFORMATION


As of September 30, 2002, the Fund does not have a full calendar year of performance and therefore, performance results have not been provided.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.17%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.22%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.39%**
------------------------------------------------------------------


* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Large Cap Index Fund                                0.20%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Index Fund            $   40  $   125  $   219  $    493
------------------------------------------------------------------

4                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP VALUE INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the Frank Russell 1000 Value Index
                             (Russell 1000 Value Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             Russell 1000 Value Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Value Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have lower price-to-book ratios and lower forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Value Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Value Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Value Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Value Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Value Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Value Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization value securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       5

PERFORMANCE INFORMATION


As of September 30, 2002, the Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.17%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.15%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.32%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Large Cap Value Index Fund                          0.20%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Value Index Fund      $   33  $   103  $   180  $    406
------------------------------------------------------------------

6                                       SEI INVESTMENTS / PROSPECTUS

LARGE CAP GROWTH INDEX FUND
------------------------------------------------------------------------------

FUND SUMMARY

  INVESTMENT GOAL:           Investment results that correspond to
                             the Frank Russell 1000 Growth Index
                             (Russell 1000 Growth Index)

  SHARE PRICE VOLATILITY:    Medium to High

  PRINCIPAL INVESTMENT       Utilizing a specialist sub-adviser, the
    STRATEGY:                Fund invests in the common stocks and
                             other equity securities included in the
                             Russell 1000 Growth Index

--------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Large Cap Growth Index Fund invests substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. The Fund's ability to replicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Growth Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the Russell 1000 Growth Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Growth Index, and performance of the Fund's portfolio of securities therefore may not match that of the Russell 1000 Growth Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the Russell 1000 Growth Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Growth Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

The Fund is also subject to the risk that large capitalization growth securities may underperform other segments of the equity markets or the equity markets as a whole.

SEI INVESTMENTS / PROSPECTUS                                       7

PERFORMANCE INFORMATION


As of September 30, 2002, the Fund had not commenced operations, and did not have a performance history.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                CLASS A SHARES
------------------------------------------------------------------
Investment Advisory Fees                                     0.17%
------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
------------------------------------------------------------------
Other Expenses                                               0.15%*
------------------------------------------------------------------
------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.32%**
------------------------------------------------------------------

* Other expenses are based on estimated amounts for the current fiscal year.


** The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Adviser and Administrator are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser and Administrator may discontinue all or part of their waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:


Large Cap Growth Index Fund                         0.20%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
Large Cap Growth Index Fund     $   33  $   103  $   180  $    406
------------------------------------------------------------------

8                                       SEI INVESTMENTS / PROSPECTUS

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.


The Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.


INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUNDS, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUNDS SINCE IT ALLOCATES EACH FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Funds. As of December 31, 2002, SIMC had approximately $32.6 billion in assets under management. SIMC receives investment advisory fees, as a percentage of each Fund's average net assets, at the following annual rates:


Large Cap Index Fund                                0.17%
---------------------------------------------------------
Large Cap Value Index Fund                          0.17%
---------------------------------------------------------
Large Cap Growth Index Fund                         0.17%
---------------------------------------------------------


Barclays Global Fund Advisors (BGFA), located at 45 Freemont Street, San Francisco, CA 94105, serves as the Sub-Adviser to each Fund.

SEI INVESTMENTS / PROSPECTUS                                       9

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

The Funds offer shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Under each Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk, and to develop a plan for the allocation of its assets. Each Agreement sets forth the fee to be paid to SIMC, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

HOW TO PURCHASE FUND SHARES


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


Eligible Investors (as defined above) may purchase shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders. This includes those from any individual or group who, in the Funds' view are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.



Each Fund calculates its NAV once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Funds think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some

10                                       SEI INVESTMENTS / PROSPECTUS

Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in any Fund. A Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you hold Fund shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

SEI INVESTMENTS / PROSPECTUS                                       11

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. If you are a taxable investor, the dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

12                                       SEI INVESTMENTS / PROSPECTUS


FINANCIAL HIGHLIGHTS



The table that follows presents performance information about the shares of the Large Cap Index Fund. As of September 30, 2002, the Large Cap Value Index and the Large Cap Growth Index Funds had not commenced operations. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the Fund's annual report that accompanies the SAI. You can obtain the Fund's annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



FOR THE PERIODS ENDED MAY 31,


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                      Net
                                                   Realized
                              Net                     and      Distributions  Distributions   Net                 Net
                             Asset                Unrealized       from           from       Asset               Assets
                            Value,       Net         Gains          Net         Realized     Value,              End of
                           Beginning  Investment  (Losses) on   Investment       Capital     End of   Total      Period
                           of Period    Income    Securities      Income          Gains      Period  Return+  ($Thousands)
--------------------------------------------------------------------------------------------------------------------------
LARGE CAP INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
 2002(1)                    $10.00      $0.02       $(0.68)         $--            $--       $9.34    (6.60)%   $39,763
--------------------------------------------------------------------------------------------------------------------------

                                                                Ratio of
                                                    Ratio of      Net
                                        Ratio of    Expenses   Investment
                                          Net      to Average    Income
                            Ratio of   Investment     Net      to Average
                            Expenses     Income      Assets    Net Assets  Portfolio
                           to Average  to Average  (Excluding  (Excluding  Turnover
                           Net Assets  Net Assets   Waivers)    Waivers)     Rate
-------------------------
LARGE CAP INDEX FUND
-------------------------
 2002(1)                       0.20%       1.30%       0.39%       1.11%         1%
-------------------------



+ Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.



(1) Commenced operations on April 1, 2002. All ratios for the period have been annualized.



Amounts designated as "--" are either $0 or have been rounded to $0.

                      SEI INSTITUTIONAL INVESTMENTS TRUST

Adviser:

  SEI Investments Management Corporation

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Sub-Advisers:

Alliance Capital Management L.P.
Artisan Partners Limited Partnership
Barclays Global Fund Advisors
BlackRock Advisors, Inc.
BlackRock International, Ltd.
The Boston Company Asset Management, LLC
Capital Guardian Trust Company
Chartwell Investment Partners
David J. Greene and Company, LLC
Deutsche Asset Management, Inc.
Fischer Francis Trees & Watts, Inc. and its
  affiliates
Iridian Asset Management LLC
JF International Management Inc.
Lloyd George Investment Management
  (Bermuda) Limited
LSV Asset Management
Martin Currie Inc.
Mazama Capital Management, Inc.
McKinley Management Capital, Inc.
Metropolitan West Asset Management Inc.
Montag & Caldwell, Inc.
Morgan Stanley Investment
  Management Inc.
Nicholas-Applegate Capital Management
Nomura Corporate Research and
  Asset Management Inc.
Oechsle International Advisors
Peregrine Capital Management Inc.
RS Investments
Sanford C. Bernstein & Co., LLC
Sawgrass Asset Management, LLC
Security Capital Research & Management
  Incorporated
Shenkman Capital Management, Inc.
Sterling Capital Management
Transamerica Investment Management, LLC
Wall Street Associates
Wellington Management Company LLP
Western Asset Management Company

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Investments Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus relating to Class A Shares of the Large Cap Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Bond Fund and International Fixed Income Fund, the Prospectus relating to Class A Shares of the Large Cap Index Fund, Large Cap Index Growth Fund and Large Cap Value Index Fund, and the Prospectus relating to Class T Shares of the Large Cap Fund and Small Cap Fund, each dated September 30, 2002. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

    The Trust's financial statements for the fiscal year ended May 31, 2002, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 2002 Annual Report. A copy of the 2002 Annual Report must accompany the delivery of this Statement of Additional Information.

    September 30, 2002

                               TABLE OF CONTENTS

The Trust.................................................................   S-3
Investment Objectives and Policies........................................   S-4
Description of Permitted Investments and Risk Factors.....................  S-10
Description of Ratings....................................................  S-28
Investment Limitations....................................................  S-30
The Administrator and Transfer Agent......................................  S-32
The Adviser and Sub-Advisers..............................................  S-34
Distribution and Shareholder Servicing....................................  S-40
Trustees and Officers of the Trust........................................  S-41
Performance...............................................................  S-46
Purchase and Redemption of Shares.........................................  S-48
Taxes.....................................................................  S-50
Fund Portfolio Transactions...............................................  S-52
Description of Shares.....................................................  S-55
Limitation of Trustees' Liability.........................................  S-56
Code of Ethics............................................................  S-56
Voting....................................................................  S-56
Shareholder Liability.....................................................  S-56
Control Persons and Principal Holders of Securities.......................  S-57
Master/Feeder Option......................................................  S-60
Custodian.................................................................  S-60
Experts...................................................................  S-60
Legal Counsel.............................................................  S-60

September 30, 2002

                                   THE TRUST

    SEI Institutional Investments Trust (the "Trust") is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares. Shareholders may purchase shares in certain funds through separate classes. Class A and Class T shares may be offered, which may provide for variations in transfer agent fees, shareholder service fees, dividends and certain voting rights. Except for such differences, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

    This Statement of Additional Information relates to the following funds:
Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, International Equity, Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds (each a "Fund" and, together, the "Funds").

    The Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

    Frank Russell Company's publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

                       INVESTMENT OBJECTIVES AND POLICIES

    LARGE CAP FUND--The investment objective of the Large Cap Fund is long-term growth of capital and income.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and real estate investment trusts ("REITs"), when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    LARGE CAP VALUE FUND--The investment objective of the Large Cap Value Fund is long-term growth of capital and income.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (i.e., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in a diversified portfolio of high quality, income producing common stocks of large companies which, in the opinion of the Sub-Advisers, are undervalued in the marketplace at the time of purchase. In general, the Sub-Advisers characterize high quality securities as those that have above-average reinvestment rates. The Sub-Advisers also consider other factors, such as earnings and dividend growth prospects, as well as industry outlook and market share. Any remaining assets may be invested in other equity securities and in investment grade fixed income securities. Investment grade fixed income securities are securities that are rated at least BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"). The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    LARGE CAP GROWTH FUND--The investment objective of the Large Cap Growth Fund is capital appreciation.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies (I.E., companies with market capitalizations of more than $1 billion). The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in equity securities of large companies which, in the opinion of the Sub-Advisers, possess significant growth potential. Any remaining assets may be invested in investment grade fixed income securities or in equity securities of smaller companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, and lend its securities to qualified borrowers.

    SMALL CAP FUND--The investment objective of the Small Cap Fund is capital appreciation.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of smaller companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). The Fund will notify its shareholders at least 60 days prior to any change in this policy. Any remaining assets may be invested in investment grade fixed income securities, including variable and floating rate securities, or in equity securities of larger companies that the Fund's Sub-Advisers believe are appropriate in light of the Fund's objective. The Fund may also purchase illiquid securities, shares of other investment companies and REITs, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    INTERNATIONAL EQUITY FUND--The International Equity Fund seeks to provide capital appreciation.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in equity securities of non-U.S. issuers located in at least three different countries. Any remaining assets will be invested in securities of emerging markets issuers, U.S. or non-U.S. cash reserves and money market instruments, as well as variable and floating rate securities. The Fund may also purchase illiquid securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency and swap contracts and lend its securities to qualified borrowers.

    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets.

    EMERGING MARKETS EQUITY FUND--The Emerging Markets Equity Fund seeks to provide capital appreciation.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets issuers. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's Sub-Advisers consider emerging market issuers to include companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced, sales made or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. Under normal market conditions, the Fund maintains investments in at least six emerging market countries and does not invest more than 35% of its total assets in any one country.

    The Fund may invest any remaining assets in investment grade fixed income securities, including variable and floating rate securities, of emerging market governments and companies, and may invest up to 5% of its total assets in securities that are rated below investment grade. Certain securities issued by governments of emerging market countries are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities.

    When in the Fund's Sub-Adviser's opinion there is an insufficient supply of suitable securities from emerging market issuers, the Fund may invest up to 20% of its total assets in the equity securities of non-emerging market companies contained in the Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE Index"). These companies typically have larger average market capitalizations than the emerging market companies in which the Fund generally invests.

    Securities of non-U.S. issuers purchased by the Fund may be purchased on exchanges in foreign markets, on U.S. registered exchanges or the domestic or foreign over-the-counter markets, and may be purchased in initial public offerings. The Fund may also purchase illiquid securities, including "special situation" securities, shares of other investment companies, obligations of supranational entities, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers.

    CORE FIXED INCOME FUND--The investment objective of the Core Fixed Income Fund is current income consistent with the preservation of capital.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund invests primarily in investment grade fixed income securities. The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities and variable and floating rate securities. The Fund may invest not only in traditional fixed income securities, such as bonds and debentures, but in structured securities that make interest and principal payments based upon the performance of specified assets or indices. Structured securities include mortgage-backed securities, such as pass-through certificates, collateralized mortgage obligations and interest and principal only components of mortgage-backed securities. The Fund may also invest in mortgage dollar roll transactions, construction loans, Yankee obligations, illiquid securities, shares of other investment companies, obligations of supranational agencies, swaps, including caps, floors, collars and swaptions, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund invests in a portfolio with a dollar-weighted average duration that will, under normal market conditions, stay within plus or minus 20% of what the Sub-Advisers believe to be the average duration of the domestic bond market as a whole. The Sub-Advisers base their analysis of the average duration of the domestic bond market on bond market indices which they believe to be representative. The Sub-Advisers currently use the Lehman Aggregate Bond Index for this purpose.

    HIGH YIELD BOND FUND--The investment objective of the High Yield Bond Fund is to maximize total return.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities that are below investment grade, I.E., rated below the top four rating categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase, or, if not rated, determined to be of comparable quality by the Fund's Sub-Advisers. The Fund will notify its shareholders at least 60 days prior to any change in this policy. Below investment grade securities are commonly referred to as "junk bonds," and generally entail increased credit and market risk. See "Lower Rated Securities" in "Description of Permitted Investments and Risk Factors." The achievement of the Fund's investment objective may be more dependent on the Sub-Advisers' own credit analysis than would be the case if the Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased and held by the Fund. These securities may have predominantly speculative characteristics or may be in default. Any remaining assets may be invested in equity, investment grade fixed income and money market securities that the Sub-Advisers believe are appropriate in light of the Fund's objective.

    The Fund may acquire all types of fixed income securities issued by domestic and foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may also invest in Yankee obligations, illiquid securities, shares of other investment companies and REITs, warrants, when-issued and delayed-delivery securities, zero coupon obligations, pay-in-kind and deferred payment securities. The Fund may also borrow money, enter into forward foreign currency contracts, and lend its securities to qualified borrowers. The Fund's Sub-Advisers may vary the average maturity of the securities in the Fund without limit, and there is no restriction on the maturity of any individual security.

    The Fund's Sub-Advisers will consider ratings, but it will perform its own analyses and will not rely principally on ratings. The Fund's Sub-Advisers will consider, among other things, the price of the security and the financial history and condition, the prospects and the management of an issuer in selecting securities for the Fund.

    INTERNATIONAL FIXED INCOME FUND--The International Fixed Income Fund seeks to provide capital appreciation and current income.

    Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will notify its shareholders at least 60 days prior to any change in this policy. The Fund will invest primarily in investment grade fixed income securities of issuers located in at least three countries other than the United States.

    The Fund may invest its remaining assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and preferred stocks of U.S. and foreign issuers. The Fund also may engage in short selling against the box. The Fund may also invest in securities of companies located in and governments of emerging market countries. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. Investments in emerging markets countries will not exceed 5% of the Fund's total assets at the time of purchase. Such investments entail different risks than investments in securities of companies and governments of more developed, stable nations.

    The Fund may acquire all types of fixed income securities issued by foreign private and governmental issuers, including mortgage-backed and asset-backed securities, and variable and floating rate securities. The Fund may invest in traditional fixed income securities such as bonds and debentures, and in structured securities that derive interest and principal payments from specified assets or indices. All such investments will be in investment grade securities denominated in various currencies, including the European Currency Unit. The Fund may also invest in illiquid securities, shares of other investment companies, obligations of supranational entities, warrants, when-issued and delayed-delivery securities and zero coupon obligations. The Fund may also borrow money, enter into forward foreign currency transactions and swap contracts and lend its securities to qualified borrowers. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in fixed income securities of issuers in, or denominated in the currencies of, developing countries and that are investment-grade securities or determined by the Sub-Advisers to be of comparable quality to such securities and debt obligations at the time of purchase.

    There are no restrictions on the average maturity of the Fund or the maturity of any single instrument. Maturities may vary widely depending on the Fund's Sub-Advisers' assessment of interest rate trends and other economic and market factors.

    The Fund is a non-diversified fund. Investment in a non-diversified company may entail greater risk than investment in a diversified company. The Fund's ability to focus its investments on a fewer number of issuers means that economic, political or regulatory developments affecting the Fund's investment securities could have a greater impact on the total value of the Fund than would be the case if the Fund were diversified among more issuers. The Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" for additional information.

    LARGE CAP INDEX FUND--The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index, which measures the performance of the 1,000 largest U.S. companies based on total market capitalization ("Russell 1000 Companies").

    The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks). The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Index. The Fund's ability to duplicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

    The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including exchange traded funds ("ETFs"), and lend its securities to qualified borrowers.

    LARGE CAP VALUE INDEX FUND--The Large Cap Value Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Value Index, which measures the performance of the Russell 1000 Companies with lower price-to-book ratios and lower forecasted growth values.

    The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Value Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have a lower price-to-book ratios and lower forecasted growth values. The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Value Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Value Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Value Index. The Fund's ability to duplicate the performance of the Russell 1000 Value Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Value Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Value Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Value Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

    The Fund's investment Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Value Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Value Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

    LARGE CAP GROWTH INDEX FUND--The Large Cap Growth Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Growth Index, which measures the performance of the Russell 1000 Companies with higher price-to-book ratios and higher forecasted growth values.

    The Fund will invest substantially all of its assets in securities that are included in the Russell 1000 Growth Index, which is comprised of securities of the 1,000 largest U.S. companies (mostly common stocks) that have higher price-to-book ratios and higher forecasted growth values. The Fund will notify shareholders at least 60 days prior to any change to this policy. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the Russell 1000 Growth Index.

    The Fund may invest in a statistically selected sample of the stocks included in the Russell 1000 Growth Index instead of allocating all of the Fund's assets among all of the common stocks, or in the same weightings as the Russell 1000 Growth Index. The Fund's ability to duplicate the performance of the Russell 1000 Growth Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses. Adjustments made to accommodate cash flows will track the Russell 1000 Growth Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the Russell 1000 Growth Index is expected to be over 0.95, before fees and expenses, in falling as well as rising markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 1000 Growth Index. The Fund does not seek to

"beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

    The Fund's investment Sub-Adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of the Fund's Sub-Adviser, extraordinary events or adverse financial conditions have substantially impaired the merit of the investment. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the Russell 1000 Growth Index and similar reasons. In certain circumstances, the Fund's Sub-Adviser may exercise discretion in determining whether to exercise warrants or rights issued in respect to Fund securities or whether to tender Fund securities pursuant to a tender or exchange offer or in similar situations.

    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the Russell 1000 Growth Index, provided that the value of these contracts does not exceed 20% of the Fund's net assets. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least BBB by S&P and/or Baa by Moody's, certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes and it is expected that cash reserve items would normally be less than 10% of the Fund's net assets. The Fund may also borrow money, invest in illiquid securities, when-issued and delayed-delivery securities, shares of REITs, and shares of other investment companies, including ETFs, and lend its securities to qualified borrowers.

    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs")--ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

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    ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization. The Core Fixed Income, High Yield Bond and International Fixed Income Funds may invest in asset-backed securities. A Fund may also invest in other asset-backed securities that may be created in the future if the Sub-Advisers determine that they are suitable.

    Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--The term commercial paper is used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. (See "Description of Ratings").

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (FHA) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (HUD) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature.

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However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (CLC). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (PLC). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

    EQUITY-LINKED WARRANTS--Equity linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position the shares are sold and the warrant redeemed with the proceeds.

    Each warrant represents one share of the underlying stock, therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar denominated and priced daily on several international stock exchanges.

    There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker, (but the Sub-Advisers can mitigate this by only purchasing from issuers with the highest credit rating). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

    The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants.

    EQUITY SECURITIES--Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in

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common stocks are subject to market risks which may cause their prices to fluctuate over time. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

    Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

    Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's Sub-Advisers. See "Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represents its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB or Baa lack outstanding investment characteristics, and have speculative characteristics as well. In the event a security owned by a Fund is downgraded, the Sub-Adviser will review the situation and take appropriate action with regard to the security.

    FOREIGN SECURITIES--Foreign securities may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, a Fund may invest in ADRs traded on registered exchanges or NASDAQ. While a Fund expects to invest primarily in sponsored ADRs, a joint arrangement between the issuer and the depositary, some ADRs may be unsponsored. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in the exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

    In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government, government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

    FORWARD FOREIGN CURRENCY CONTRACTS--Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

    When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a foreign forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

    Also, when a Fund's Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it generally will not be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging and risk management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, and that amount will be marked to market on a daily basis.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

    A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with a demand notice period exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations over seven days in length.

    The Emerging Markets Equity Fund's Sub-Advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance its capital appreciation potential. Investments in special situations may be illiquid, as determined by the Emerging Markets Equity Fund's Sub-Advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Emerging Markets Equity Fund's investment in them will be consistent with its 15% restriction on investment in illiquid securities.

    INVESTMENT COMPANIES--Investment company securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund's total assets in any one investment company and no more than 10% in any combination of investment companies. A Fund may invest investment companies in excess of these limits

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to the extent permitted by any rule, regulation or order of the U.S. Securities and Exchange Commission (the "SEC"). A Fund may invest in investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC. To the extent a Fund invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Fund also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. A Fund does not intend to invest in other investment companies unless, in the judgment of its Sub-Advisers, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

    Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

    Investments in closed-end investment companies may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act. A Fund may incur additional tax liability and be subject to special tax rules with respect to any investments in the stock of a foreign issuer that constitutes a "passive foreign investment company" under the Code.

    EXCHANGE TRADED FUNDS. Exchange Traded Funds (ETFs) are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

    LOWER RATED SECURITIES--Lower-rated bonds are commonly referred to as "junk bonds" or high yield/high risk securities. These securities are rated "Baa" or "BBB" or lower by an NRSRO. Each Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P. These ratings indicate that the obligations are speculative and may be in default. The High Yield Bond and Emerging Markets Equity Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

    The high yield market is relatively new and its growth paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund's Sub-Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were

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widely traded. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

    Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

    TAXES. A Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--Money market securities are high-quality dollar and nondollar-denominated, short-term debt instruments. They consist of:
(i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. and foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations and governments that issue high-quality commercial paper or similar securities; (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers; and
(vi) foreign government obligations.

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    MORTGAGE-BACKED SECURITIES--The Funds may invest in mortgage-backed securities issued by Government National Mortgage Association ("GNMA") and certain government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). In addition, the High Yield Bond may invest in pools of mortgage loans from non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to a Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is

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guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold
PCs) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS have certain distinct characteristics. Commercial mortgage loans are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan on sale of the property. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments while the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. It is possible that payments on one class of parallel pay security may be deferred or subordinated to payments on other classes. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified

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amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" or "covered rolls," are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    OBLIGATIONS OF SUPRANATIONAL AGENCIES--Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of Supranational entities may be purchased by the Core Fixed Income, International Fixed Income, Emerging Markets Equity and International Equity Funds. Currently, each Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

    OPTIONS--A Fund may purchase and write put and call options on indices or securities and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    Options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. Alternatively, a Fund may choose to terminate an option position by entering into a closing transaction. All settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When a Fund writes an option or security on an index, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open, or will

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otherwise cover the transaction. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    A segregated account is maintained to cover the difference between the closing price of the index and the exercise price of the index option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, the ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PRIVATIZATIONS--Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

    PUT TRANSACTIONS--All of the Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the

"writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Fund's Sub-Advisers believe present minimum credit risks, and the Fund's Sub-Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of fund securities that a Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

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    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. A Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. A Fund's Sub-Advisers enter into repurchase agreements only with financial institutions that they deem to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit each Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. A Fund's Sub-Advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    SECURITIES LENDING--Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers,

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respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

    SHORT SALES--Selling securities short involves selling securities the Fund does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. A Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

    SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS--Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

    A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

    A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

    Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to the another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

    Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

    The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

    Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

    Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

    A Fund will enter into swaps only with counterparties that the Adviser or Sub-Advisers believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise cover the transaction by entering into an offsetting position or agreement.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

    Time deposits with a withdrawal penalty are considered to be illiquid securities. The High Yield Bond, International Fixed Income, Emerging Markets Equity and International Equity Funds may invest in time deposits.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--U.S. Government agency obligations are obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (E.G., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (E.G., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (E.G., Fannie Mae securities). Agencies of the U.S. Government that issue obligations, including, among others, Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, GNMA, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. A Fund may purchase securities issued or guaranteed by GNMA which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools.

    Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations are bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). No Fund may actively trade STRIPS. STRIPS are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    U.S. TREASURY RECEIPTS--U. S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE AND FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the custodian, or otherwise. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's Sub-Advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for each Fund. Each Fund's

Sub-Advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average fund maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-issued and delayed delivery securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems it appropriate to do so. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for purposes of leveraging.

    One form of when-issued or delayed-delivery security that a Fund may purchase is a "to be announced" ("TBA") mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    When a Fund agrees to purchase when-issued securities, it will earmark or segregate cash or liquid securities in an amount equal to the Fund's commitment to purchase these securities. If the value of these assets declines, the Fund will earmark or segregate additional liquid assets on a daily basis so that the value of the earmarked or segregated assets is equal to the amount of such commitments.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 (the "Securities Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON SECURITIES--Zero coupon securities are securities that are sold at a discount to par value, and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    To avoid any leveraging concerns, the Fund will place cash or liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.
A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".
A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B Debt rated 'B' is regarded as having only speculative capacity for timely payment.
C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D This rating indicates that the obligation is in payment default.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'
F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
           'F-1+' and 'F-1' ratings.
F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D Default. Issues assigned this rating are in actual or imminent payment default.
LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

    The following investment limitations and the investment limitations in the Prospectus are fundamental policies of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the International Fixed Income Fund.

2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund's total assets, all borrowings shall be repaid before such Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of such Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

8. Invest less than 65% of its assets in the types of securities described in its Prospectus.

    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

    For purposes of the industry concentration limitation specified in the Prospectus, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, International Fixed Income, Emerging Markets Equity, and International Equity Funds and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

FUNDAMENTAL POLICIES

    The following investment limitations are fundamental policies of the Large Cap Index, Large Cap Growth Index and Large Cap Value Index Funds and may not be changed without shareholder approval.

A Fund may not:

1. With respect to 75% of its total assets, (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Issue any class of senior security (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts, and
    (ii) commodities
    contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

7. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

    The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and non-fundamental investment limitations are set forth in this Statement of Additional Information.

    For purposes of the industry concentration limitation specified in the Statement of Additional Information, (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

NON-FUNDAMENTAL POLICIES

    The following investment limitations are non-fundamental policies of the Large Cap Index, Large Cap Growth Index and Large Cap Value Index Funds and may be changed without shareholder approval.

A Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions, (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts, and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities.

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds including, but without limitation: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Excelsior Funds Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Expedition Funds, First Focus Funds, Inc., HighMark Funds, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, Turner Funds, and UAM Funds Trust.

    The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days written notice to the Administrator; or (b) by the Administrator on not less than 90 days written notice to the Trust.

    If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

    For each Fund, the following table shows (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waived for the fiscal years ended May 31, 2000, 2001, and 2002:

                                                                                         FEES WAIVED
                                                             FEES PAID                   (REIMBURSED)
                                                               (000)                        (000)
                                                      ------------------------    --------------------------
FUND                                                  2000     2001      2002      2000      2001      2002
----                                                  ----     ----      ----      ----      ----      ----
Large Cap Fund....................................    $  0    $    0    $    0    $1,265    $1,669    $1,559
Large Cap Value Fund..............................    $  0*   $    0    $    0    $   20*   $  137    $  178
Large Cap Growth Fund.............................    $  0**  $    0    $    0    $   20**  $  116    $  128
Small Cap Fund....................................    $  0    $    0    $    0    $  273    $  418    $  562
International Equity Fund.........................    $  0    $    0    $    0    $  470    $  594    $  587
Emerging Markets Equity Fund......................    ***      ***       ***       ***       ***       ***
Core Fixed Income Fund............................    $  0    $    0    $    0    $  749    $1,098    $1,101
High Yield Bond Fund..............................    ***      ***       ***       ***       ***       ***
International Fixed Income Fund...................    ***      ***       ***       ***       ***       ***
Large Cap Index Fund..............................    ***      ***      $    0****  ***      ***      $    3****
Large Cap Value Index Fund........................    ***      ***       ***       ***       ***       ***
Large Cap Growth Index Fund.......................    ***      ***       ***       ***       ***       ***

------------------------

*   Commenced operations on January 31, 2000.

**  Commenced operations on February 28, 2000.

*** Not in operation during such period.

**** Commenced operations on April 1, 2002.

                        THE ADVISER AND THE SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of money managers. SIMC and its affiliates currently serve as adviser to more than 7 investment companies, including more than 53 portfolios, with more than $32.6 billion in assets under management as of June 30, 2002.

    SIMC is the investment adviser for each of the Funds, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain unaffiliated Sub-Advisers for a Fund without submitting the sub-advisory agreement to a vote of the Fund's shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

    The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUNDS DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Fund..............................................   0.40%
Large Cap Value Fund........................................   0.35%
Large Cap Growth Fund.......................................   0.40%
Small Cap Fund..............................................   0.65%
International Equity Fund...................................   0.51%
Emerging Markets Equity Fund................................   1.05%*
Core Fixed Income Fund......................................   0.30%
High Yield Bond Fund........................................   0.49%*
International Fixed Income Fund.............................   0.45%*
Large Cap Index Fund........................................   0.17%
Large Cap Value Index Fund..................................   0.17%*
Large Cap Growth Index Fund.................................   0.17%*

------------------------

* Not in operation as of September 30, 2002.

    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Investment Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser or Sub-Advisers, or by the Adviser or Sub-Advisers on 90 days' written notice to the Trust.

    For each Fund, the following table shows (i) the dollar amount of fees paid to SIMC by the Funds; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended May 31, 2000, 2001, and 2002:

                                                              FEES PAID                    FEE WAIVERS
                                                                (000)                         (000)
                                                      --------------------------    --------------------------
FUND                                                   2000      2001      2002      2000      2001      2002
----                                                   ----      ----      ----      ----      ----      ----
Large Cap Fund....................................    $5,944    $7,812    $7,706    $4,173    $5,542    $4,765
Large Cap Value Fund..............................    $   86*   $  621    $  845    $   52*   $  355    $  402
Large Cap Growth Fund.............................    $   90**  $  528    $  666    $   68**  $  402    $  361
Small Cap Fund....................................    $2,762    $4,224    $5,966    $  788    $1,216    $1,337
International Equity Fund.........................    $3,290    $4,402    $4,497    $1,504    $1,658    $1,487
Emerging Markets Equity Fund......................     ***       ***       ***       ***       ***       ***
Core Fixed Income Fund............................    $2,019    $3,629    $3,669    $2,475    $2,986    $2,936
High Yield Bond Fund..............................     ***       ***       ***       ***       ***       ***
International Fixed Income Fund...................     ***       ***       ***       ***       ***       ***
Large Cap Index Fund..............................     ***       ***      $    2****  ***      ***      $    9****
Large Cap Value Index Fund........................     ***       ***       ***       ***       ***       ***
Large Cap Growth Index Fund.......................     ***       ***       ***       ***       ***       ***

------------------------

*   Commenced operations on January 31, 2000.

**  Commenced operations on February 28, 2000.

*** Not in operation during such period.

**** Commenced operations on April 1, 2002.

THE SUB-ADVISERS

    ALLIANCE CAPITAL MANAGEMENT L.P.--Alliance Capital Management L.P. ("Alliance Capital") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Growth and Emerging Markets Equity Funds. Alliance Capital is a Delaware limited partnership of which Alliance Capital Management Corporation ("ACMC"), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial") is a general partner. As of June 30, 2002, Alliance Capital Management Holding L.P. ("Alliance Holding") owned approximately 30.4% of the outstanding units of limited partnership interest in Alliance Capital ("Alliance Units"). Equity interests of Alliance Holding are traded on the NYSE in the form of units ("Alliance Holding Units"). As of June 30, 2002, AXA Financial was the beneficial owner of approximately 2.0% of the outstanding Alliance Holding Units and approximately 51.4% of the outstanding Alliance Capital Units, which, including the general partnership interests in Alliance Capital and Alliance Holding, represents an economic interest of approximately 52.5% in Alliance Capital.

    ARTISAN PARTNERS LIMITED PARTNERSHIP--Artisan Partners Limited Partnership ("Artisan") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994.

    BARCLAYS GLOBAL FUND ADVISORS--Barclays Global Fund Advisors ("BGFA") serves as the Sub-Adviser to the assets of the Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds. BGFA is a majority-owned indirect subsidiary of Barclays Bank PLC, which is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

    BLACKROCK ADVISORS, INC.--BlackRock Advisors, Inc. ("BlackRock") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. BlackRock is a wholly-owned subsidiary of

BlackRock, Inc. and an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc. BlackRock is a Delaware corporation.

    BLACKROCK INTERNATIONAL, LTD.--BlackRock International, Ltd. ("BlackRock, Ltd.") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. BlackRock, Ltd. is a wholly-owned subsidiary of BlackRock, Inc. and an indirect, majority-owned subsidiary of PNC Financial Services Group, Inc.

    THE BOSTON COMPANY ASSET MANAGEMENT, LLC--The Boston Company Asset Management, LLC ("The Boston Company") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned subsidiary of Mellon Financial Corporation.

    CAPITAL GUARDIAN TRUST COMPANY--Capital Guardian Trust Company ("CGTC") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. CGTC is a wholly-owned subsidiary of The Capital Group and was founded in 1968.

    CHARTWELL INVESTMENT PARTNERS--Chartwell Investment Partners ("Chartwell") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Chartwell is an employee-owned firm founded on April 1, 1997.

    DAVID J. GREENE AND COMPANY, LLC--David J. Greene and Company, LLC ("D.J. Greene") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. D.J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to an LLC in January 1998. Three family principals, Michael Greene, Alan Greene, and James Greene, collectively own more than 25% of the firm.

    DEUTSCHE ASSET MANAGEMENT, INC.--Deutsche Asset Management, Inc. ("DAMI") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. DAMI was founded in 1838 as Morgan Grenfell, Inc. and has provided asset management services since 1953. DAMI is part of the Deutsche Asset Management Group, the asset management division of Deutsche Bank AG.

    FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES--Fischer Francis Trees & Watts, Inc. ("Fischer Francis"), a New York corporation and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") serve as Sub-Adviser to the International Fixed Income Fund. Fischer Francis is wholly-owned by Charter Atlantic Corporation, which in turn is owned by 19 employees and one institutional shareholder, BNP Paribas. Fischer Francis owns approximately 99% of Fischer Francis Trees & Watts. Fischer Francis Trees & Watts (Singapore) Pte Ltd and Fischer Francis Trees & Watts Kabushiki Kaisha are each wholly-owned by Fischer Francis.

    IRIDIAN ASSET MANAGEMENT LLC--Iridian Asset Management LLC ("Iridian") serves as a Sub-Adviser to a portion of the assets of the Large Cap Fund and Large Cap Value Fund. BIAM (US), Inc., a subsidiary of The Governor and Company of the Bank of Ireland, owns 61% of Iridian. Active employees own approximately 37.5% of Iridian.

    JF INTERNATIONAL MANAGEMENT INC.--JF International Management Inc. ("JFIMI") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. JFIMI is a subsidiary of J.P. Morgan Chase & Co.

    LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED--Lloyd George Investment Management (Bermuda) Limited ("LGIM") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity Fund. LGIM is a wholly-owned subsidiary of Lloyd George Management (BVI) Ltd. and was founded in 1991. Robert Lloyd George is a principal owner of the firm and 67% is owned by current active employees.

    LSV ASSET MANAGEMENT--LSV Asset Management ("LSV") serves as a Sub-Adviser to a portion of the assets of the Large Cap, Large Cap Value, and Small Cap Funds. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 7 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns a minority interest in LSV.

    MARTIN CURRIE INC.--Martin Currie Inc. ("Martin Currie") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Martin Currie is a wholly-owned subsidiary of Martin Currie Ltd.

    MAZAMA CAPITAL MANAGEMENT, INC.--Mazama Capital Management, Inc. ("Mazama") serves as Sub-Adviser to a portion of the assets of the Small Cap Fund. Mazama is 93% employee-owned.

    MCKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley Capital") serves as a Sub-Adviser to a portion of the assets of the Small Cap, Large Cap and Large Cap Growth Funds. McKinley Capital was founded in 1990 and is wholly-owned by an employee.

    METROPOLITAN WEST ASSET MANAGEMENT INC.--Metropolitan West Asset Management Inc. ("MWAM") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active portfolio management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations.

    MONTAG & CALDWELL, INC.--Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth and Large Cap Funds. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell.

    MORGAN STANLEY INVESTMENT MANAGEMENT INC.--Morgan Stanley Investment Management Inc. ("MSIM") serves as a Sub-Adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. Morgan Stanley is the direct parent of MSIM.

    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT--Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as a Sub-Adviser to a portion of the assets of the Small Cap and High Yield Bond Funds. Nicholas-Applegate Capital Management is an affiliate of Allianz AG. Allianz AG owns Allianz of America, Inc., which in turn, through its wholly-owned subsidiary Allianz Dresner Asset Management, owns Nicholas-Applegate Capital Management.

    NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.--Nomura Corporate Research and Asset Management Inc. ("Nomura") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Nomura is a subsidiary of Nomura Holdings America, Inc.

    OECHSLE INTERNATIONAL ADVISORS--Oechsle International Advisors ("Oechsle") serves as a Sub-Adviser to a portion of the assets of the International Equity Fund. Oechsle is controlled by Oechsle Group, LLC ("OIA Group"), which owns approximately 45% of Oechsle. The Executive Committee of OIA Group, whose members are L. Sean Roche, Steven P. Langer, S. Dee Keesler and Warren R. Walker, also exercises control of Oechsle. Each member of OIA Group owns less than 25% of the firm.

    PEREGRINE CAPITAL MANAGEMENT INC.--Peregrine Capital Management Inc. ("Peregrine") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. Peregrine is a wholly-owned subsidiary of Wells Fargo Bank Minnesota, N.A.

    RS INVESTMENTS--RS Investments ("RSIM") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. RSIM is an employee-owned organization.

    SANFORD C. BERNSTEIN & CO., LLC--Sanford C. Bernstein & Co., LLC ("Bernstein") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Value Funds. Bernstein is a wholly-owned indirect subsidiary of Alliance Capital Management L.P. ("Alliance Capital"). Bernstein's investment professionals continue the former investment management business of Sanford C. Bernstein & Co., Inc., an investment adviser acquired by Alliance Capital in October 2000 that was founded in 1967 and managed value oriented investment portfolios for institutions and individuals.

    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, LLC ("Sawgrass") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Sawgrass, an entrepreneurial startup by an experienced team of investment professionals, was founded in 1998. Sawgrass is primarily owned by the members of Sawgrass Asset Management Inc. and Amsouth Bank Corporation.

    SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED--Security Capital Research & Management Incorporated ("SC-R&M") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. SC-R&M is 100% owned by GECIA Holdings, Inc., which in turn is indirectly 100% owned by General Electric Company.

    SHENKMAN CAPITAL MANAGEMENT, INC.--Shenkman Capital Management, Inc. ("Shenkman") serves as a Sub-Adviser to a portion of the assets of the High Yield Bond Fund. Shenkman was founded in 1985 and is independently owned by four shareholders.

    STERLING CAPITAL MANAGEMENT--Sterling Capital Management ("Sterling") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Sterling is 100% employee owned.

    TRANSAMERICA INVESTMENT MANAGEMENT, LLC--Transamerica Investment Management, LLC ("TIM") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Large Cap Growth Funds. TIM was founded in 1999, and is wholly-owned by Transamerica Investment Services, Inc., a subsidiary of AEGON, N.V.

    WALL STREET ASSOCIATES--Wall Street Associates ("WSA") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. WSA was founded in 1987 and is wholly owned by five active employees: William Jeffery, III, Kenneth McCain, David Baratta, Dirk Anderson and Paul LeCoq.

    WELLINGTON MANAGEMENT COMPANY LLP--Wellington Management Company LLP ("Wellington Management") serves as a Sub-Adviser to a portion of the assets of the Small Cap Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie
A. Gabriel, Duncan M. McFarland and John R. Ryan.

    WESTERN ASSET MANAGEMENT COMPANY--Western Asset Management Company ("Western") serves as a Sub-Adviser to a portion of the assets of the Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western was founded in 1971 and specializes in the management of fixed income funds.

    For each Fund, the following table shows (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended May 31, 2000, 2001, and 2002:

                                                          FEES PAID                    FEE WAIVERS
                                                            (000)                         (000)
                                                  --------------------------    --------------------------
FUND                                               2000      2001      2002      2000      2001      2002
----                                               ----      ----      ----      ----      ----      ----
Large Cap Fund................................    $5,691    $6,141    $4,606     $  0      $  0      $  0
Large Cap Value Fund..........................    $   76*   $  462    $  389     $  0*     $  0      $  0
Large Cap Growth Fund.........................    $   81**  $  444    $  496     $  0**    $  0      $  0
Small Cap Fund................................    $2,731    $4,209    $5,479     $  0      $  0      $  0
International Equity Fund                         $2,680    $3,370    $3,533     $  0      $  0      $  0
Emerging Markets Equity Fund..................     ***       ***       ***       ***       ***       ***
Core Fixed Income Fund                            $1,816    $1,656    $1,945     $  0      $  0      $  0
High Yield Bond Fund..........................     ***       ***       ***       ***       ***       ***
International Fixed Income Fund...............     ***       ***       ***       ***       ***       ***
Large Cap Index Fund..........................     ***       ***      $    1     ***       ***       $  0****
Large Cap Value Index Fund....................     ***       ***       ***       ***       ***       ***
Large Cap Growth Index Fund...................     ***       ***       ***       ***       ***       ***

------------------------

*   Commenced operations on January 31, 2000.

**  Commenced operations on February 28, 2000.

*** Not in operation during such period.

**** Commenced operations on April 1, 2002.

    For each Fund, the following table shows (i) the dollar amount of fees paid to LSV, an affiliated person of SIMC, by SIMC; and (ii) the dollar amount of LSV's voluntary fee waivers for the fiscal years ended May 31, 2000, 2001, and 2002:

                                                               FEES PAID                    FEE WAIVERS
                                                                 (000)                         (000)
                                                       --------------------------    --------------------------
FUND                                                    2000      2001      2002      2000      2001      2002
----                                                    ----      ----      ----      ----      ----      ----
Large Cap Fund.....................................     $594      $257      $412      $  0      $  0      $  0
Large Cap Value Fund...............................     $ 19*     $107      $ 89      $  0*     $  0      $  0
Small Cap Fund.....................................     $257      $358      $533      $  0      $  0      $  0

------------------------

* Commenced operations on January 31, 2000.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement ("Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than sixty days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

    The Fund may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

    The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares.

    The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for their Class T shares of the Funds. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations.

                       TRUSTEES AND OFFICERS OF THE TRUST

    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

    MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

    INTERESTED TRUSTEES.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1995)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1995)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the

Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    INDEPENDENT TRUSTEES.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1995)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995; Trustee, The Fulcrum Trust (Allmerica Insurance). Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Insurance Products Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998--August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sonoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Adviser and Distributor.

    BOARD STANDING COMMITTEES. The Board has established the following standing committees:

    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship;

      reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the Trust's most recently completed fiscal year.

    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serves as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 23 times in the most recently completed Trust fiscal year.

    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets, as necessary, and did not meet in during the most recently completed Trust fiscal year.

    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser and the Sub-Advisers," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Advisers and Sub-Advisers. The Trustees use this information, as well as other information that the Advisers, the Sub-Advisers and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.

    Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from the Adviser and each Sub-Adviser about: (a) the quality of the Adviser's and Sub-Advisers' investment management and other services; (b) the Adviser's and Sub-Advisers' investment management personnel; (c) the Adviser's and Sub-Advisers' operations and financial condition; (d) the Adviser's and Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's and Sub-Advisers' profitability from its Fund-related operations; (h) the Adviser's and Sub-Advisers' compliance systems; (i) the Adviser's and Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) the Adviser's and Sub-Advisers' reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

    At the meeting, representatives from the Adviser and Sub-Advisers presented additional oral and written information to the Board to help the Board evaluate the Adviser's and Sub-Advisers' fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the Adviser's and Sub-Advisers' oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the each Investment Advisory Agreement are fair and reasonable; and (ii) the Adviser's and Sub-Advisers' fees are reasonable in light of the services that the Adviser and the Sub-Advisers provide to the Funds.

    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

                                                                              AGGREGATE DOLLAR RANGE
                                                      DOLLAR RANGE OF            OF SHARES (FUND
NAME                                                FUND SHARES (FUND)*             COMPLEX)*
----                                            ---------------------------   ----------------------
Nesher........................................             None                   Over $100,000
Doran.........................................             None                     None
Gooch.........................................             None                   Over $100,000
Storey........................................             None                     None
Sullivan......................................             None                     None
Greco.........................................             None                     None

------------------------------

*  Valuation date is December 31, 2001.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

                                                        PENSION OR
                                                    RETIREMENT BENEFITS
                                                        ACCRUED AS        ESTIMATED ANNUAL   TOTAL COMPENSATION FROM
                                      AGGREGATE           PART OF          BENEFITS UPON          THE TRUST AND
NAME                                 COMPENSATION      FUND EXPENSES         RETIREMENT           FUND COMPLEX*
----                                 ------------   -------------------   ----------------   -----------------------
Nesher.............................     $     0             N/A                 N/A                  $      0
Doran..............................     $     0             N/A                 N/A                  $      0
Gooch..............................     $18,622             N/A                 N/A                  $127,550
Storey.............................     $18,622             N/A                 N/A                  $127,550
Sullivan...........................     $18,622             N/A                 N/A                  $127,550
Greco..............................     $18,622             N/A                 N/A                  $127,550

------------------------------

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

    TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

    Certain officers of the Trust also serve as officers of some or all of the following: The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Causeway Capital Management Trust, CNI Charter Funds, Expedition Funds, First Focus Funds, Inc., HighMark Funds, iShares, Inc., iShares Trust, JohnsonFamily Funds, Inc., The MDL Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., Pitcairn Funds, Schroder Series Trust, Schroder Capital Funds, Schroder Fund Advisors, Inc., SEI Index Funds, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II., each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by the Distributor.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1995)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI

Investments since January 1998. Vice President and Secretary of the Adviser, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1995)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985- 1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of the Adviser, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.

                                  PERFORMANCE

    From time to time, each of the Funds may include the Fund's yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:

       Yield = 2[((a-b)/cd+1) TO THE POWER OF 6 - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    Based on the foregoing, the average annual total return (before taxes) for each of the following Funds, for the one-year and since inception periods ended May 31, 2002:

                                                          AVERAGE ANNUAL TOTAL RETURN
                                                -----------------------------------------------
FUND                                   CLASS       ONE YEAR       FIVE YEARS    SINCE INCEPTION
----                                  --------  --------------  --------------  ---------------
Large Cap Fund......................  Class A           -14.36%          5.64%            9.17%*
                                      Class T             ****           ****             ****
Large Cap Value Fund................  Class A            -4.58%          ****             3.84%**
Large Cap Growth Fund...............  Class A           -24.23%          ****           -24.65%***
Small Cap Fund......................  Class A            -2.99%          8.72%            8.86%*
                                      Class T             ****           ****             ****
Core Fixed Income Fund..............  Class A             6.43%          7.54%            7.72%*
International Equity Fund...........  Class A            -9.93%          1.33%            2.36%*
Emerging Markets Equity Fund........  Class A             ****           ****             ****
High Yield Bond Fund................  Class A             ****           ****             ****
International Fixed Income Fund.....  Class A             ****           ****             ****
Large Cap Index Fund................  Class A             ****           ****            -6.60%*****
Large Cap Value Index Fund..........  Class A             ****           ****             ****
Large Cap Growth Index Fund.........  Class A             ****           ****             ****

------------------------

*    Inception date of June 14, 1996.

**   Inception date of January 31, 2000.

***  Inception date of February 28, 2000.

**** Not in operation during such period.

*****Inception date of April 1, 2002.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV TO THE BASE OF D, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions); n = number of years; and ATV TO THE BASE OF D= value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period). Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV TO THE BASE OF DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV TO THE BASE OF DR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

                       PURCHASE AND REDEMPTION OF SHARES

    Each Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day (defined as days on which the New York Stock Exchange is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    Shares of a Fund may be purchased in exchange for securities included in the Fund subject to SEI Management's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

    SEI Management will not accept securities for a Fund unless (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and
(5) the securities may be acquired under the investment restrictions applicable to the Fund.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the fund securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The securities may be traded on foreign markets on days other than Business Days or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern time or the close of normal trading on the NYSE. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the Sub-Advisers determine that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state, local, or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC. If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

    For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (which are subject to certain limitations). The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer such Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

    A Fund will be required in certain cases to withhold, at applicable withholding rates, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify to the Fund that they are a U.S. person (including a resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

    Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and intends to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions. Based upon their investment objectives, the International Equity, Emerging Markets Equity, and International Fixed Income Funds may be eligible to make the election.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes affecting an investment in Fund shares. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

                          FUND PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser and Sub-Advisers are responsible for placing orders to execute fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser and Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing fund securities transactions of a Fund will primarily consist of dealer spreads and underwriting commissions.

    It is expected that the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act, and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Fund's Sub-Advisers may place fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Advisers may select a broker based upon brokerage or research services provided to the Adviser and Sub-Advisers. The Adviser and Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the Exchange Act ("Section 28(e)") permits the Adviser and Sub-Advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser and Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, The Funds' Adviser or Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser and Sub-Advisers will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser and Sub-Advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the Adviser and Sub-Advisers are not reduced as a result of the receipt of research services.

    In some cases the Adviser or Sub-Advisers receives a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Advisers makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Advisers will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Sub-Advisers faces a potential conflict of interest, but the Adviser or Sub-Advisers believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Sub-Advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

    In connection with transactions effected for Funds operating within the "Manager of Managers" structure, under this policy, SIMC and the various firms that serve as money managers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may direct a portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    Certain information about the Fund's brokerage activities, including brokerage activities with affiliated brokers, for the fiscal years ended May 31, 2000, 2001 and 2002, is set forth below:

                                                                                                               % OF TOTAL
                                                                               TOTAL $ AMOUNT                   BROKERAGE
                                TOTAL $ AMOUNT                                  OF BROKERAGE                   COMMISSIONS
                                 OF BROKERAGE                                   COMMISSIONS                    PAID TO THE
                                  COMMISSIONS                                PAID TO AFFILIATED                AFFILIATED
                                  PAID (000)                                   BROKERS (000)                     BROKERS
                  -------------------------------------------  ----------------------------------------------  -----------
  FUND                 2000            2001          2002           2000            2001            2002          2002
  ----                 ----            ----          ----           ----            ----            ----          ----
  Large Cap
    Fund........      $  126          $5,922        $3,783          $  0            $ 20            $ 28           0.7%
  Large Cap
    Value
    Fund........      $  193*         $  615        $  294          $  0*           $  6            $  5           1.7%
  Large Cap
    Growth
    Fund........      $  126**        $  352        $  449          $  0**          $  3            $  4           0.9%
  Small Cap
    Fund........      $2,157          $2,497        $3,412          $  0            $ 12            $ 18           0.5%
  Core Fixed
    Income
    Fund........      $  233          $  606        $  457          $  0            $227            $104          22.7%
  High Yield
    Bond Fund...     ***             ***            ***           ***             ***             ***            ***
  International
    Fixed Income
    Fund........     ***             ***            ***           ***             ***             ***            ***
  Emerging
    Markets
    Equity
    Fund........     ***             ***            ***           ***             ***             ***            ***
  International
    Equity
    Fund........      $2,434          $2,991        $3,631          $  0            $  0            $  8           0.2%
  Large Cap
    Index
    Fund........     ***             ***            $    1****    ***             ***               $  0****         0%
  Large Cap
    Value Index
    Fund........     ***             ***            ***           ***             ***             ***            ***
  Large Cap
    Growth Index
    Fund........     ***             ***            ***           ***             ***             ***            ***

                     % OF TOTAL
                     BROKERAGE
                    TRANSACTIONS
                      EFFECTED
                      THROUGH
                     AFFILIATED
                      BROKERS
                  ----------------
  FUND                  2002
  ----                  ----
  Large Cap
    Fund........        1.3%
  Large Cap
    Value
    Fund........        1.6%
  Large Cap
    Growth
    Fund........        0.2%
  Small Cap
    Fund........        0.9%
  Core Fixed
    Income
    Fund........        1.2%
  High Yield
    Bond Fund...     ***
  International
    Fixed Income
    Fund........     ***
  Emerging
    Markets
    Equity
    Fund........     ***
  International
    Equity
    Fund........        0.5%
  Large Cap
    Index
    Fund........          0%
  Large Cap
    Value Index
    Fund........     ***
  Large Cap
    Growth Index
    Fund........     ***

------------------------

*   Commenced operations on January 31, 2000.

**  Commenced operations on February 28, 2000.

*** Not in operation during such period.

**** Commenced operations on April 1, 2002.

    The portfolio turnover rate for each Fund for the fiscal years ended May 31, 2001 and 2002 was as follows:

                                                    TURNOVER RATE
                                                    --------------
FUND                                                 2001    2002
----                                                 ----    ----
Large Cap Fund....................................    107%     65%
Large Cap Value Fund*.............................    104%     34%
Large Cap Growth Fund**...........................    107%     71%
Small Cap Fund....................................    154%    115%
International Equity Fund.........................     71%     84%
Emerging Markets Equity Fund......................   ***     ***
Core Fixed Income Fund............................    399%    365%
High Yield Bond Fund..............................   ***     ***
International Fixed Income Fund...................   ***     ***
Large Cap Index Fund..............................    ***       1%****
Large Cap Value Index Fund........................    ***    ***
Large Cap Growth Index Fund.......................    ***    ***

------------------------

*   Commenced operations on January 31, 2000.

**  Commenced operations on February 28, 2000.

*** Not in operation during such period.

**** Commenced operations on April 1, 2002.

    The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. Certain information about these issuers is set forth below, as of May 31, 2002:

FUND                                                NAME OF ISSUER   TYPE OF SECURITY  AMOUNT (000)
----                                                ---------------  ----------------  ------------
Large Cap Fund....................................  Merrill Lynch    Equity              $  7,930
                                                    Lehman Brothers    Equity            $  9,478
                                                    Morgan Stanley     Equity            $ 16,824
                                                    Morgan Stanley     Debt              $ 81,519

Large Cap Value Fund..............................  Goldman Sachs    Equity              $    724
                                                    Lehman Brothers    Equity            $  2,440
                                                    Morgan Stanley     Equity            $  2,898
                                                    Morgan Stanley     Debt              $  9,133

Large Cap Growth Fund.............................  Merrill Lynch    Equity              $    391
                                                    Morgan Stanley     Equity            $  1,077

Large Cap Index Fund..............................  Goldman Sachs    Equity              $     65
                                                    Merrill Lynch      Equity            $    140
                                                    JP Morgan          Equity            $    283

Small Cap Fund....................................  Morgan Stanley   Debt                $ 42,350

Core Fixed Income Fund............................  Merrill Lynch    Debt                $219,404
                                                    JP Morgan          Debt              $ 53,801
                                                    Credit Suisse      Debt              $ 10,327
                                                    Bear Sterns        Debt              $  3,255

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The

Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of funds. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers and Distributor have adopted Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Prospectus for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of
(i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust
(i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and
(ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of September 5, 2002, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers.

LARGE CAP FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  159,507,150           69.60%
680 East Swedesford Road
Wayne, PA 19087-1610

Mac & Co.                                                   16,506,064            7.20%
APSF 1852692
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

LARGE CAP VALUE FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   17,736,010           42.88%
One Freedom Valley Road
Oaks, PA 19403

Mellon Trust                                                10,244,566           24.77%
Hercules-STD
One Mellon Bank Center
Pittsburgh, PA 15258-0001

First Union National Bank                                    5,824,639           14.08%
ATTN: Sophia Katz
600 Penn Street, 2nd Floor North
Reading, PA 19607

LARGE CAP GROWTH FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   32,548,939           42.27%
One Freedom Valley Road
Oaks, PA 19403

Mellon Trust                                                20,471,736           26.59%
Hercules--STD
One Mellon Bank Center
Pittsburgh, PA 15258-0001

First Union National Bank                                   11,643,045           15.12%
ATTN: Sophia Katz
600 Penn Street, 2nd Floor North
Reading, PA 19607

LARGE CAP INDEX FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   4,587,752             100%
One Freedom Valley Road
Oaks, PA 19403

SMALL CAP FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   27,709,339           31.35%
680 East Swedesford Road
Wayne, PA 19087-1610

Northern Trust Custodian FBO                                18,255,802           20.65%
North Dakota Pension A/C 26-10043
ATTN: Jeff Sampson
P.O. Box 92956
Chicago, Illinois 60675-2956

State Street Bank FBO                                        5,613,645            6.35%
Air Products-Chemicals Inc.
Pension Plan
Attn: Bob Skinner
One Enterprise Drive
North Quincy, MA 02171-2126

First Union National Bank                                    7,933,538            8.97%
Attn: Sophia Katz
600 Penn Street 2nd FL North
Reading, PA 19607

Northern Trust Custodian FBO                                 4,743,394            5.37%
North Dakota Pension A/C 26-10043
ATTN: Jeff Sampson
P.O. Box 92956
Chicago, Illinois 60675-2956

INTERNATIONAL EQUITY FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                   87,298,944           64.27%
One Freedom Valley Road
Oaks, PA 19403

Mac & Co.                                                    7,529,031            5.54%
APSF 1852692
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA 15230-3198

Northern Trust                                               7,293,062            5.37%
FBO Harnischfeger Master Retirement
50 S. LaSalle
Chicago, IL 60675-0001

Deutsche Bank                                                7,352,977            5.41%
Trust Company Americas
Attn: Jennifer Davis
100 Plaza One Mail Stop 3046
Jersey City, NJ 07311-3999

CORE FIXED INCOME FUND: CLASS A
                   NAME AND ADDRESS                      NUMBER OF SHARES   PERCENT OF FUND
-------------------------------------------------------  ----------------   ---------------
SEI Private Trust Company                                  161,156,389           72.97%
One Freedom Valley Road
Oaks, PA 19403

Bank of New York                                            11,711,083            5.30%
Attn: Steven Bonora
One Wall Street, 12th Floor
New York, NY 10286-0001

                              MASTER/FEEDER OPTION

    The Trust may in the future seek to achieve any Fund's investment objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days' prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as wire agent for each of the Funds and custodian for the assets of the Large Cap, Large Cap Value, Large Cap Growth, Small Cap, Core Fixed Income, High Yield Bond, Large Cap Index, Large Cap Value Index and Large Cap Growth Index Funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the assets of the International Fixed Income, Emerging Markets Equity and International Equity Funds. First Union National Bank, and State Street Bank and Trust Company (each a "Custodian," and, together, the "Custodians") hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

                                    EXPERTS

    The financial statements incorporated by reference into this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                      SEI INSTITUTIONAL INVESTMENTS TRUST
                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:


           (a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                        Statement on Form N-1A (File No. 33-58041), filed with the
                        Securities and Exchange Commission ("SEC") on March 10,
                        1995.
           (b)(1)     Registrant's By-Laws are incorporated herein by reference to
                        Exhibit (2) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        March 10, 1995.
           (b)(2)     Amended By-Laws are incorporated by reference to
                        Exhibit (2)(a) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (b)(3)     Amended By-Laws, dated February 20, 2001, are herein
                        incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (c)        Not Applicable.
           (d)(1)     Investment Advisory Agreement between the Trust and SEI
                        Investments Management Corporation ("SIMC") (formerly "SEI
                        Financial Management Corporation") as previously filed with Registrant's Pre-Effective Amendment No. 2 on Form
                        N-1A (File No. 33-58041), filed with the SEC on June 7,
                        1996 is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(2)     Investment Sub-Advisory Agreement between SIMC and Alliance
                        Capital Management L.P. with respect to the Trust's Large
                        Cap Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(3)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                        Investment Management, Inc. with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(4)     Investment Sub-Advisory Agreement between SIMC and LSV Asset
                        Management with respect to the Trust's Large Cap and Small
                        Cap Funds as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(5)     Investment Sub-Advisory Agreement between SIMC and
                        Nicholas-Applegate Capital Management, Inc. with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                        (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(p) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.

           (d)(6)     Investment Sub-Advisory Agreement between SIMC and Wall
                        Street Associates with respect to the Small Cap Fund as previously filed with Registrant's Pre-Effective Amendment
                        No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (d)(7)     Investment Sub-Advisory Agreement between SIMC and Western
                        Asset Management Company with respect to the Core Fixed
                        Income Fund as previously filed with Registrant's
                        Pre-Effective Amendment No. 1 on Form N-1A (File
                        No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2, filed with the SEC on
                        September 29, 1997.
           (d)(8)     Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                        Agreement dated June 14, 1996 between SIMC and LSV Asset
                        Management is incorporated by reference to Exhibit (5)(ee) of Registrant's Registration Statement on
                        Form N-1A (File No. 33-58041), filed with the SEC on
                        September 29, 1997.
           (d)(9)     Investment Sub-Advisory Agreement between SIMC and RS
                        Investments with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (5)(hh) of Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(10)    Investment Sub-Advisory Agreement between SIMC and Capital
                        Guardian Trust Company with respect to the International
                        Equity Fund is herein incorporated by reference to Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 25, 1998.
           (d)(11)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (5)(oo) of Post-Effective Amendment
                        No. 3 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041), filed with the SEC on September 25,
                        1998.
           (d)(12)    Assignment and Assumption Agreement dated June 26, 2002 and
                        Consent dated June 28, 2002 between SIMC and BlackRock
                        Advisors, Inc. is filed herewith.
           (d)(13)    Investment Sub-Advisory Agreement between SIMC and Artisan
                        Partners Limited Partnership with respect to the Small Cap
                        Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(14)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                        Asset Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 4 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on July 16, 1999.
           (d)(15)    Investment Sub-Advisory Agreement between SIMC and Nomura
                        Corporate Research and Asset Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(16)    Investment Sub-Advisory Agreement between SIMC and Security
                        Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment
                        No. 5 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        1999.

           (d)(17)    Investment Sub-Advisory Agreement between SIMC and The
                        Boston Company Asset Management with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 27,
                        2000.
           (d)(18)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                        Investment Partners with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(19)    Investment Sub-Advisory Agreement between SIMC and Iridian
                        Asset Management LLC with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(20)    Investment Sub-Advisory Agreement between SIMC and JF
                        International Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(21)    Investment Sub-Advisory Agreement between SIMC and Martin
                        Currie Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(22)    Investment Sub-Advisory Agreement between SIMC and McKinley
                        Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (d)(23)    Investment Sub-Advisory Agreement between SIMC and David J.
                        Greene & Company, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(24)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                        Asset Management, Inc. with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(25)    Investment Sub-Advisory Agreement between SIMC and Morgan
                        Stanley Investment Management Inc. with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment
                        No. 7 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on September 28,
                        2001.
           (d)(26)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                        Capital Management Inc. with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.

           (d)(27)    Investment Sub-Advisory Agreement between SIMC and Sanford
                        C. Bernstein & Co., LLC, as revised October 2, 2000, with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(28)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                        Capital Management, Inc. with respect to the High Yield
                        Bond Fund is herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(29)    Investment Sub-Advisory Agreement between SIMC and Sterling
                        Capital Management with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(60) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(30)    Investment Sub-Advisory Agreement between SIMC and
                        Transamerica Investment Management, LLC with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (d)(31)    Investment Sub-Advisory Agreement dated March 19, 2002
                        between SIMC and Barclays Global Fund Advisors, with respect to the Large Cap Index, Large Cap Value Index, and
                        Large Cap Growth Index Funds, is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment
                        No. 9 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on March 29, 2002.
           (d)(32)    Investment Sub-Advisory Agreement dated March 12, 2002
                        between SIMC and Montag & Caldwell Inc., with respect to the Large Cap and Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 9 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on March 29.
           (d)(33)    Investment Sub-Advisory Agreement dated March 14, 2002,
                        between SIMC and Wellington Management Company, LLP, with respect to the Small Cap Fund, is herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment
                        No. 9 to Registrant's Registration Statement on Form N-1A
                        (File No. 33-58041) filed with the SEC on March 29, 2002.
           (d)(34)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                        International Advisors dated December 13, 1999 with respect to the International Equity Fund is filed herewith.
           (d)(35)    Investment Sub-Advisory Agreement between SIMC and Lloyd
                        George Investment Management (Bermuda) Limited dated
                        September 16, 2002 with respect to the Emerging Markets
                        Equity Fund is filed herewith.
           (d)(36)    Investment Sub-Advisory Agreement between SIMC and Mazama
                        Capital Management, Inc. dated December 13, 1999 with respect to the Small Cap Fund is filed herewith.
           (d)(37)    Investment Sub-Advisory Agreement between SIMC and
                        Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is filed herewith.
           (d)(38)    Form of Investment Sub-Advisory Agreement between SIMC and
                        Fischer Francis Trees & Watts, Inc. with respect to the
                        International Fixed Income Fund is filed herewith.

           (d)(39)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is filed herewith.
           (e)        Amended and Restated Distribution Agreement between the
                        Trust and SEI Investments Distribution Co. dated
                        September 16, 2002 is filed herewith.
           (f)        Not Applicable.
           (g)(1)     Custodian Agreement between the Trust and First Union
                        National Bank, N.A. with respect to the Trust's Large Cap,
                        Small Cap, Core Fixed Income and High Yield Bond Funds as previously filed with Registrant's Pre-Effective Amendment
                        No. 2 on Form N-1A (File No. 33-58041), filed with the
                        SEC on June 7, 1996 is herein incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 2, filed with the SEC on September 29, 1997.
           (g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 2 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041), filed with the SEC on September 29, 1997.
           (h)(1)     Amended and Restated Administration and Transfer Agency
                        Agreement between the Trust and SEI Investments Fund
                        Management dated September 16, 2002 is filed herewith.
           (h)(2)     Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T
                        Shares is filed herewith.
           (h)(3)     Form of Amended Shareholder Service Plan and Agreement
                        between the Trust and the Distributor relating to the Class T Shares is filed herewith.
           (i)        Opinion and Consent of Counsel is filed herewith.
           (j)        Opinion and Consent of Independent Accountants is filed
                        herewith.
           (k)        Not Applicable.
           (l)        Not Applicable.
           (m)        Not Applicable.
           (n)        Amended and Restated Rule 18f-3 Multiple Class Plan dated
                        November 14, 2001, as approved September 16, 2002, is filed herewith.
           (o)        Not Applicable.
           (p)(1)     The Code of Ethics for SEI Investments Company dated
                        December 2000 is incorporated by reference to Exhibit
                        (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                        Products Trust's Registration Statement on Form N-1A (File
                        Nos. 333-70013 and 811-09183), filed with the SEC on April 27, 2001 (Accession #0000912057-01-511209).
           (p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                        dated March 20, 2000 is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                        SEI Institutional Managed Trust's Registration Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(3)     The Code of Ethics dated 2002 for Alliance Capital
                        Management, L.P. are filed herewith.
           (p)(4)     The Code of Ethics dated 2002 for Artisan Partners Limited
                        Partnership are filed herewith.
           (p)(5)     The Code of Ethics for Barclays Global Fund Advisors is
                        herein incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC on March 29, 2002.
           (p)(6)     The Code of Ethics for BlackRock Advisors, Inc. is herein
                        incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).

           (p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                        herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(8)     The Code of Ethics for The Boston Company Asset Management
                        is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(9)     The Code of Ethics for Capital Guardian Trust Company is
                        herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 30 of SEI Institutional
                        International Trust's Registration Statement on Form N-1A
                        (File No. 33-22821), filed with the SEC on June 30, 2000.
           (p)(10)    The Code of Ethics for Chartwell Investment Partners is
                        herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(11)    The Code of Ethics for David J. Greene and Company, LLC is
                        herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 34 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on July 14, 2000
                        (Accession #0000912057-00-032065).
           (p)(12)    The Code of Ethics for Deutsche Asset Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                        Registration Statement on Form N-1A (File No. 2-76690), filed with the SEC on October 13, 2000
                        (Accession #0000912057-00-044754).
           (p)(13)    Code of Ethics for Fischer Francis Trees & Watts, Inc. is
                        filed herewith.
           (p)(14)    The Code of Ethics for Iridian Asset Management LLC is
                        herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(15)    The Code of Ethics for JF International Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(16)    Code of Ethics for Lloyd George Investment Management is
                        filed herewith.
           (p)(17)    The Code of Ethics for LSV Asset Management is herein
                        incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(18)    The Code of Ethics for Martin Currie Inc. is herein
                        incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(19)    The Code of Ethics for Mazama Capital Management, Inc. is
                        herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).

           (p)(20)    The Code of Ethics for McKinley Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 27, 2000.
           (p)(21)    Code of Ethics for Metropolitan Asset Management LLC is
                        filed herewith.
           (p)(22)    The Code of Ethics for Montag & Caldwell Inc. is herein
                        incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 10 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC on March 29, 2002.
           (p)(23)    The Code of Ethics, for Morgan Stanley Investment Management
                        Inc. is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(24)    The Code of Ethics for Nicholas-Applegate Capital Management
                        is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(25)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                        Management Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                        Institutional Managed Trust's Registration Statement on
                        Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                        SEC on July 3, 2000 (Accession #0000912057-00-030741).
           (p)(26)    The Code of Ethics for Oechsle International Advisors, LLC,
                        as amended and dated February 15, 2002, is herein incorporated by reference to Exhibit (p)(23) of Post-
                        Effective Amendment No. 9 to Registrant's Registration
                        Statement on Form N-1A filed with the SEC on March 29,
                        2002.
           (p)(27)    The Code of Ethics for Peregrine Capital Management Inc. is
                        herein incorporated by reference to Exhibit (p)(30) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(28)    The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                        Amendment No. 33 of SEI Institutional Managed Trust's
                        Registration Statement on Form N-1A (File Nos. 811-4878
                        and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).
           (p)(29)    The Code of Ethics for Sanford Bernstein & Co., LLC is
                        herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(30)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                        herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(31)    The Code of Ethics for Security Capital Research &
                        Management Incorporated is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment
                        No. 33 of SEI Institutional Managed Trust's Registration
                        Statement on Form N-1A (File Nos. 811-4878 and 33-9504), filed with the SEC on July 3, 2000
                        (Accession #0000912057-00-030741).

           (p)(32)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 7 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(33)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 36 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        No. 33-9504), filed with the SEC on January 29, 2001
                        (Accession #0000912057-01-003276).
           (p)(34)    The Code of Ethics for Transamerica Investment Management,
                        LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.
           (p)(35)    The Code of Ethics for Wall Street Associates is herein
                        incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 33 of SEI Institutional
                        Managed Trust's Registration Statement on Form N-1A (File
                        Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                        2000 (Accession #0000912057-00-030741).
           (p)(36)    The Code of Ethics for Wellington Management Company, LLP
                        incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 43 to SEI Daily Income
                        Trust's Registration Statement (File Nos. 2-77048 and
                        811-03451) on Form N-1A, filed with the SEC on January 19,
                        2001.
           (p)(37)    The Code of Ethics dated 2002 for Western Asset Management
                        Company are filed herewith.
           (q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                        George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                        Greco, Mark E. Nagle, James M. Storey and Edward D.
                        Loughlin are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 7 to
                        Registrant's Registration Statement on Form N-1A (File
                        No. 33-58041) filed with the SEC on September 28, 2001.


ITEM 24.

    See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the Distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust is filed as
Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER AND SUB-ADVISERS:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the adviser and each sub-adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management                 --                             --
  Holding L.P.
Limited Partner of Alliance
  Capital

Alliance Capital Management    Alliance Capital Management    General Partner
  Corporation ("ACMC")           Holding L.P.
General Partner of Alliance
  Capital

The Equitable Life Assurance                --                             --
  Society of the United
  States ("ELAS")
Parent of General Partner

AXA Financial, Inc. ("AXF")                 --                             --
Parent of ELAS

David Remson Brewer, Jr.       ACMC                           Director/Executive Officer
Sr. Vice President & General
  Counsel

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & Chief Executive
Director                                                        Officer

                               ACMC                           Director/Executive Officer

Bruce William Calvert          AXA                            Director
Chairman of the Board & CEO    ELAS                           Director

                               ACMC                           Director/Executive Officer

Henri Castries                 AXA                            Chairman, Management Board
Director                       ELAS                           Director

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               AXF                            Chairman of the Board

                               ACMC                           Director/Executive Officer

John Donato Carifa             ACMC                           Director/Executive Officer
President, COO, Director

Christopher M. Condron         AXF                            Director, President, Chief
Director                                                        Executive Officer

                               ELAS                           Chairman, CEO

Denis Duverne                  AXA                            Group Executive Vice
Director                                                        President Finance, Control
                                                                and Strategy

                               ACMC                           Director/Executive Officer

Richard S. Dziadzio            ACMC                           Director/Executive Officer
Director

Alfred Harrison                ACMC                           Director/Executive Officer
Vice Chairman

Roger Hertog                   ACMC                           Director/Executive Officer
Vice Chairman

Benjamin Duke Holloway         Continental Companies          Financial Consultant
Director

                               ACMC                           Director/Executive Officer

Robert Henry Joseph, Jr.       ACMC                           Director/Executive Officer
Sr. Vice Pres., CFO

W. Edwin Jarmain               Jarmain Group Inc.             President
Director

Lewis A. Sanders               ACMC                           Director/Executive Officer
Vice Chairman, Chief
  Investment Officer

Peter J. Tobin                 Tobin College of Business      Dean
Director                         Administration

Peter D. Noris                 AXF                            Executive Vice President,
Director                                                        Chief Investment Officer

                               ELAS                           Executive Vice President,
                                                                Chief Investment Officer

                               ACMC                           Director/Executive Officer

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gerald M. Lieberman            ACMC                           Director/Executive Officer
Executive Vice President,
  Finance and Operations

Frank Savage                   Savage Holdings LLC            Chief Executive Officer
Director

                               ACMC                           Director/Executive Officer

Stanley B. Tulin               AXF                            Vice Chairman & Chief
Director                                                        Financial Officer

                               ACMC                           Director/Executive Officer

                               ELAS                           Vice Chairman & CFO

Dave Harrel Williams           White Williams Private Equity  Chairman, Managing Board
Chairman Emeritus                Partners GmbH

                               ACMC                           Director/Executive Officer

Kathleen A. Corbet             ACMC                           Director/Executive Officer
Executive Vice President &
  CEO, Alliance Fixed Income
  Investors



ARTISAN PARTNERS LIMITED PARTNERSHIP



    Artisan Partners Limited Partnership is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan Partners Limited Partnership is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners Limited Partnership is an investment adviser registered under the Adviser Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY           POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       President
  Chief Executive Office

                               Artisan Investment             Director, President
                                 Corporation,
                                 Artisan's general partner

Lawrence A. Totsky             Artisan Distributors LLC       CFO
  Chief Financial Officer

                               Artisan Investment             CFO
                                 Corporation

Carlene M. Ziegler             Heidrick + Struggles           Independent Director
  Managing Director &
  Portfolio Manager

                               Artisan Investment             Director, Vice President
                                 Corporation

                               Heidrick & Struggles           Independent Director
                                 International, Inc.

BARCLAYS GLOBAL FUND ADVISORS

    Barclays Global Fund Advisors ("BGFA") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Patricia C. Dunn               Barclays USA Inc.              Chairman/President/Director
  Director/Managing Director

                               Barclays California            Chairman/President/Director
                                 Corporation

                               Barclays Global Investors,     CEO/President/Trust Officer/
                                 National Association         Director

                               Barclays Global Investors UK   Director
                                 Holdings Limited

                               Barclays Global Investors      Director
                                 International Inc

                               Barclays Nikko Global          Director
                                 Investors Limited

                               Barclays Global Investors      Director
                                 Japan Trust & Banking Co.,
                                 Ltd

                               Barclays Global Investors      Director
                                 Japan Investment Trust Co.,
                                 Ltd

                               Barclays Global Investors      Director
                                 Limited

                               Hewlett Packard Company        Director

Garrett Bouton                 Barclays Global Investors UK   Director
  Chairman/Director              Holdings Limited

                               Barclays USA Inc.              Director

                               Barclays California            Director
                                 Corporation

                               Barclays Global Investors,     Director
                                 National Association

                               Barclays Global Investors      Director
                                 Services

                               Barclays Global Investors      Director
                                 Australia Limited

                               Barclays Global Investors      Director
                                 Australia Holdings Pty
                                 Limited

                               Barclays Global Investors      Director
                                 Australia Services Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Barclays Global Investors New  Director
                                 Zealand Limited

                               Barclays Global Investors      Director
                                 Canada Limited

                               Barclays Global Investors      Director
                                 North Asia Limited

                               Barclays Global Investors      Director
                                 Southeast Asia Limited

                               iShares Trust                  Director

                               iShares Inc.                   Director

Andrea Zulberti                Barclays USA Inc.              Chief Administrative Officer/
  Director and Chief                                          Director
  Administrative Officer

                               Barclays California            Chief Administrative Officer/
                                 Corporation                  Director

                               Barclays Global Investors,     Chief Administrative Officer/
                                 National Association         Director

                               Barclays Global Investors      Chief Administrative Officer/
                                 Services                     Director


BLACKROCK ADVISORS, INC.



    BlackRock Advisors, Inc. ("BlackRock") is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of BlackRock is 40 East 52nd Street, New York, New York 10022. BlackRock is an investment adviser registered under the Advisers Act.


BLACKROCK INTERNATIONAL, LTD.

    BlackRock International, Ltd. ("BlackRock International") is a sub-adviser for the Registrant's International Equity Fund. The principal address of BlackRock International is 40 Torphichen Street, Edinburgh, EH3 8JB Scotland, United Kingdom. BlackRock International is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer &                                       Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Director
                                 Management Corporation

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

Robert Peter Connolly          BlackRock, Inc.                Managing Director, General
Managing Director, General                                      Counsel & Secretary
  Counsel & Secretary

                               BlackRock Financial            Managing Director, General
                                 Management, Inc.               Counsel, Secretary

                               BlackRock Advisors, Inc.       Managing Director, General
                                                                Counsel, Secretary

                               BlackRock (Japan) Inc.         Managing Director, General
                                                                Counsel, Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Capital Management,  Managing Director, General
                                 Inc.                           Counsel & Secretary

                               BlackRock Institutional        Managing Director, General
                                 Management Corporation         Counsel, Secretary

                               BlackRock Investments, Inc.    General Counsel, Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO
Chairman & CEO

                               BlackRock Financial            Chairman, CEO
                                 Management, Inc.

                               BlackRock Advisors, Inc.       CEO

                               BlackRock (Japan) Inc.         Chairman, CEO

                               BlackRock Capital Management,  CEO
                                 Inc.

                               BlackRock's Closed End Funds   Chairman

                               BlackRock Asia Limited         Chairman & CEO

                               Anthracite Capital, Inc.       Chairman

                               BlackRock International, Ltd   Chairman, CEO

                               BlackRock Institutional        CEO
                                 Management Corporation

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Investments, Inc.    Chairman & CEO

                               BlackRock Funds                President, Treasurer &
                                                                Trustee

Ralph L. Sclosstein            BlackRock, Inc.                President & Director
President and Director

                               BlackRock Financial            President & Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       President & Director

                               BlackRock Institutional        President & Director
                                 Management Corporation

                               BlackRock Capital              President & Director
                                 Management, Inc.

                               BlackRock's Closed-End Funds   President & Director

                               BlackRock (Japan), Inc.        President & Director

                               BlackRock Asia Limited         President & Director

                               BlackRock Investments, Inc.    Director

                               BlackRock Provident            Chairman & President
                                 Institutional Funds

Robert S. Kapito               BlackRock, Inc.                Vice Chairman
Vice Chairman and Director

                               BlackRock Financial            Vice Chairman & Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman & Director

                               BlackRock Institutional        Vice Chairman & Director
                                 Management Corporation

                               BlackRock Capital              Vice Chairman & Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Vice Chairman & Director

                               BlackRock Investments, Inc.    Vice Chairman & Director

Keith T. Anderson              BlackRock, Inc.                Managing Director
Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               BlackRock Capital              Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

                               BlackRock Investments, Inc.    Managing Director

Gordon Anderson                BlackRock, Inc.                Managing Director
Chief Operating Officer &
  Managing Director

Albert Morillo                 BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Financial            Managing Director
                                 Management, Inc.

                               BlackRock (Japan), Inc.        Managing Director

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

    The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is 1 Boston Place, Boston, MA 02108-4402. The Boston Company is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Francis D. Antin               Mellon Growth Advisors LLC     President
Chief Executive Officer,
  Director

                               Certus Asset Advisors          Director and Chairman
                                 Corporation

                               Boston Safe Deposit and Trust  Senior Vice President
                                 Company

                               TBCAM Holdings, LLC            Director

Corey Griffin                  Boston Safe Deposit and Trust  Senior Vice President
COO, Director                    Company

                               TBCAM Holdings, LCC            Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Stephen Canter                 Dreyfus Corporation            President, CEO,COO, Director,
Director                                                        Chairman of the Board

                               Dreyfus Investment             Chairman of the Board,
                                 Advisors, Inc.                 Director, President

                               Dreyfus Trust Company          Director, Chairman,
                                                                President, CEO

                               Newton Management Limited      Director

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               TBCAM Holdings, LCC            Director

                               Mellon Capital Management      Director
                                 Corp.

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Founders Asset Management,     Member Board of Managers
                                 LLC

John Nagoniak                  Franklin Portfolio Holdings    Chairman of the Board,
Director                         LLC                            Director

                               Mellon Equity Associates, LLP  Executive Committee

                               Mellon Bond Associates, LLP    Executive Committee

                               Certus Asset Advisors          Director
                                 Corporation

                               TBCAM Holdings LLC             Director

                               Mellon Capital Management      Director
                                 Corp.

                               Newton Investment Management   Director
                                 Limited

                               Standish Mellon Asset          Member of Board of Managers
                                 Management LLC

                               Standish Mellon Asset          Member of Board of Managers
                                 Management Holdings LLC

Ronald O'Hanley                Mellon Financial Corporation   Vice Chairman
Director

                               Mellon Institutional Asset     President
                                 Management

                               Boston Safe Deposit & Trust    Director
                                 Company

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Mellon Growth Advisors         Director

                               Newton Asset Management        Director

                               Mellon Capital Management      Director

                               Standish Mellon Asset          Director
                                 Management LLC

                               Certus Advisors                Director

                               Prime Advisors                 Director

                               Franklin Portfolio Associates  Director

                               Mellon Bond Associates         Director

                               Mellon Equity Associates       Director

                               TBCAM Holdings LLC             Director

Sandor Cseh                    The Dreyfus Corporation        Portfolio Manager
Senior Vice President

                               Boston Safe Deposit & Trust    Senior Vice President
                                 Company

D. Kirk Henry                  Boston Safe Deposit and Trust  Senior Vice President
Senior Vice President            Company

                               The Dreyfus Corporation        Portfolio Manager

CAPITAL GUARDIAN TRUST COMPANY

    Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 South Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Andrew F. Barth          Capital Research and Management     Director
  Director               Company

                         Capital International               Director, President and Research
                         Research, Inc.                        Director

                         Capital Guardian Research Company   Director and President

Michael D. Beckman       Capital Guardian Trust Company of   Director
  Director, Senior Vice  Nevada
  President and
  Treasurer

                         The Capital Group Companies         Director

                         Capital Guardian Research Company   Treasurer

                         Capital Guardian (Canada) Inc.      Treasurer

                         Capital International Asset         Director, President
                         Management, Inc.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
                         Capital International Financial     Director, President, Treasurer
                         Services, Inc.

                         Capital International Asset         Chief Financial Officer,
                         Management (Canada), Inc.             Secretary

                         Capital Group                       Senior Vice President
                         International, Inc.

Michael A. Burik         Capital International, Inc.         Senior Vice President and Senior
  Senior Vice                                                  Counsel
  President, General
  Counsel

                         Capital International Financial     Vice President, Secretary
                         Services, Inc.

Elizabeth A. Burns                      --                                  --
  Senior Vice President

Larry P. Clemmensen      American Funds                      Director
  Director               Distributors, Inc.

                         American Funds Service Company      Director, Chairman

                         The Capital Group                   Director, President
                         Companies, Inc.

                         Capital Management                  Director, President
                         Services, Inc.

                         Capital Research and Management     Director, Senior Vice President
                         Company

                         Capital Strategy, Inc.              Treasurer

Kevin G. Clifford        American Funds                      Director, President
  Director               Distributors, Inc.

                         The Capital Group Companies         Director

Roberta A. Conroy        Capital International, Inc.         Senior Vice President, Senior
  Director, Senior Vice                                        Counsel and Secretary
  President and Senior
  Counsel

                         Capital Group                       Secretary
                         International, Inc.

John B. Emerson          Capital Guardian Trust Company, a   Director, President
  Senior Vice President  Nevada Corporation

Michael R. Ericksen      Capital International Limited       Director, Senior Vice President
  Director, Senior Vice
  President

David I. Fisher          Capital International, Inc.         Director, Vice Chairman
  Director, Chairman

                         Capital International Limited       Director, Vice Chairman

                         Capital International K.K.          Director, Vice Chairman

                         Capital Group                       Director, Chairman
                         International, Inc.

                         Capital International Limited       Director, President
                         (Bermuda)

                         The Capital Group                   Director
                         Companies, Inc.

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
                         Capital International Research,     Director
                         Inc.

                         Capital Group Research, Inc.        Director

                         Capital International Research      Director
                         and Management Company

Clive N. Gershon                        --                                  --
  Senior Vice President

Richard N. Havas         Capital International, Inc.         Senior Vice President
  Senior Vice President

                         Capital International Limited       Senior Vice President

                         Capital International Research,     Senior Vice President
                         Inc.

                         Capital Guardian (Canada), Inc.     Director, Senior Vice President

                         Capital International Asset         Director
                         Management (Canada), Inc.

Frederick M. Hughes,                    --                                  --
  Jr.
  Senior Vice President

Mary M. Humphrey                        --                                  --
  Senior Vice President

William H. Hurt          Capital Guardian Trust Company, a   Director, Chairman
  Director, Senior Vice  Nevada Corporation
  President

                         Capital Strategy Research, Inc.     Director, Chairman

Peter C. Kelly           Capital International, Inc.         Director, Senior Vice President
  Senior Vice
  President, Senior
  Counsel

Charles A. King                         --                                  --
  Senior Vice President

Robert G. Kirby          The Capital Group                   Senior Partner
  Chairman Emeritus      Companies, Inc.

Nancy J. Kyle            Capital Guardian (Canada), Inc.     Director, President
  Director, Senior Vice
  President

Karin L. Larson          The Capital Group                   Director
  Director               Companies, Inc.

                         Capital Group Research, Inc.        Director, Chairperson, and
                                                               President

                         Capital Guardian Research Company   Director, Chairperson

                         Capital International               Director, Chairperson
                         Research, Inc.

Lianne K. Mair                          --                                  --
  Senior Vice President

Shelby Notkin            Capital Guardian Trust Company, a   Director
  Senior Vice President  Nevada Corporation

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Michael E. Nyeholt                      --                                  --
  Senior Vice President

Mary M. O'Hern           Capital International Limited       Senior Vice President
  Senior Vice President

                         Capital International, Inc.         Vice President

Jeffrey C. Paster                       --                                  --
  Senior Vice President

Robert V. Pennington                    --                                  --
  Senior Vice President

Jason M. Pilalas         Capital International               Senior Vice President
  Director               Research, Inc.

Paula B. Pretlow                        --                                  --
  Senior Vice President

George L. Romine, Jr.                   --                                  --
  Senior Vice President

Robert Ronus             Capital Guardian (Canada), Inc.     Director, Chairman
  Director, President

                         The Capital Group                   Director
                         Companies, Inc.

                         Capital Group                       Director
                         International, Inc.

                         Capital International, Inc.         Senior Vice President

                         Capital International Limited       Director

                         Capital International S.A.          Director

James F. Rothenberg      American Funds                      Director
  Director               Distributors, Inc.

                         American Funds Service Company      Director

                         The Capital Group                   Director
                         Companies, Inc.

                         Capital Group Research, Inc.        Director

                         Capital Management                  Director
                         Services, Inc.

                         Capital Research and                Director, President
                         Management, Inc.

Theodore R. Samuels      Capital Trust Company, a Nevada     Director
  Director, Senior Vice  Corporation
  President

Lionel A. Savage         Capital International, Inc.         Senior Vice President
  Director, Senior Vice
  President

John H. Seiter           The Capital Group Companies         Director
  Director, Executive
  Vice President

Karen L. Sexton                         --                                  --
  Senior Vice President

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Eugene P. Stein                         --                                  --
  Director, Executive
  Vice President

Andrew P. Stenovec                      --                                  --
  Senior Vice President

Phil A. Swan                            --                                  --
  Senior Vice President

Shaw B. Wagener          The Capital Group                   Director
  Director               Companies, Inc.

                         Capital International Management    Director
                         Company, S. A.

                         Capital International, Inc.         Director, President

                         Capital Group                       Director, Senior Vice President
                         International, Inc.

Eugene M. Waldron                       --                                  --
  Senior Vice President

Joanne Weckbacher                       --                                  --
  Senior Vice President

CHARTWELL INVESTMENT PARTNERS

    Chartwell Investment Partners ("Chartwell") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312. Chartwell is a registered investment adviser under the Advisers Act.


   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Chartwell G.P., Inc.                    --                                  --
General Partner

Michael J. McCloskey                    --                                  --
Partner/

Alexander K. Melich                     --                                  --
Partner/Portfolio
  Manager

Bernard P. Schaffer                     --                                  --
Partner/Portfolio
  Manager

Edward N. Antoian                       --                                  --
Partner/Portfolio
  Manager

Timothy J. Riddle                       --                                  --
Partner/Operating
  Officer

Terry F. Bovarnick                      --                                  --
Partner/Portfolio
  Manager

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
David C. Dalrymple                      --                                  --
Partner/Portfolio
  Manager

Winthrop S. Jessup                      --                                  --
Partner/President

Harold A. Ofstie                        --                                  --
Partner/Portfolio
  Manager

Mark A. Sullivan                        --                                  --
Vice President, Client
  Services

Michael D. Jones                        --                                  --
Partner/Portfolio
  Manager

Leslie M. Varrelman                     --                                  --
Director/Fixed Income

John P. McNiff           CAM Investment Advisers             Vice President
Indirect Limited
  Partner

                         Longwood Investment Advisers,       Managing Director
                         Inc.

Michael T. Kennedy       Radnor Holdings Corp.               President
Indirect Limited
  Partner

                         Trinity Capital Partners            President and Treasurer

Alden Merle Stewart                     --                                  --
Executive Vice
  President of General
  Partner

Peter J. Tobin                          --                                  --
Director of General
  Partner

Stanley B. Tulin         The Equitable Life Insurance        Vice Chairman & CFO
Director of General      Society of the United States
  Partner

Dave H. Williams         The Equitable Companies Inc.        Director
Chairman of the Board

Reda White Williams                     --                                  --
Director of General
  Partner

Robert Bruce Zoellick    Center for Strategic and            President & CEO
Director General         International Studies
  Partner

   NAME AND POSITION
WITH INVESTMENT ADVISER        NAME OF OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------  ---------------------------------   --------------------------------
Harry Lewis Carr, Jr.                   --                                  --
Chairman of Shields/
  Alliance Division of
  General Partner

Michael Francis Deltino                 --                                  --
Chairman of Regent
  Division of General
  Partner


DAVID J. GREENE & CO., LLC

    David J. Greene & Co., LLC ("D.J. Greene") is a sub-adviser to the Registrant's Small Cap Fund. The principal business address of D.J. Greene is 599 Lexington Avenue, 12th Floor New York, NY 10022. D.J. Greene is an investment adviser registered under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael C. Greene                           --                             --
Chief Executive Officer

Alan I. Greene                              --                             --
Chairman of Investment
  Committee

Marcia R. Dachs, CPA                        --                             --
Chief Financial Officer

E. Stephen Walsh                            --                             --
Chief Administrative Officer

David R. Pedowitz                           --                             --
Director of Research

Erwin A. Zeuschner                          --                             --
Director of Portfolio
  Management

Ralph Ruiz                                  --                             --
Director of Trading

Robert J. Ravitz, CFA                       --                             --
Controller, Vice President

Benjamin H. Nahum                           --                             --
Vice President

Jordan F. Posner                            --                             --
Vice President

James R. Greene                             --                             --
Senior Vice President

Clarissa Moore                              --                             --
Director of Marketing/ Client
  Service

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jack Estes                                  --                             --
Vice President

Pong Chan                                   --                             --
Director of MIS



DEUTSCHE ASSET MANAGEMENT, INC.



    Deutsche Asset Management, Inc. ("DAMI") is a sub-adviser for the Registrant's Large Cap, Large Cap Value and Large Cap Growth Funds. The principal business address of DAMI is 280 Park Avenue, New York, New York 10017. DAMI is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Dean Barr                      Bankers Trust Company          Managing Director
President
                               ISMD                           Board Member

                               Qtrade                         Board Member

Joshua Weinrich                Bankers Trust Company          Managing Director
Senior Vice President
                               Pseudo Programs, Inc.          Director



FISCHER FRANCIS TREES & WATTS, INC. AND ITS AFFILIATES



    Fischer Francis Trees & Watts, Inc. and its affiliates and three of its affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fischer Francis Trees & Watts (Singapore) Pte Ltd, a Singapore corporation, and Fischer Francis Trees & Watts Kabushiki Kaisha, a Japanese corporation (collectively referred to as "FFTW") is a sub-adviser for the Registrant's International Fixed Income Fund. The principal business address of FFTW is 200 Park Avenue, 46th Floor, New York, New York 10166. FFTW is a registered investment adviser under the Advisers Act.



            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
Liaquat Ahamed                 Fischer Francis Trees &        President and Chief Executive
                                 Watts, Inc.                    Officer

                               Fischer Francis Trees & Watts  Chief Executive Officer

Stephen Casper                 Fischer Francis Trees &        Vice President and Treasurer
                                 Watts, Inc.

                               Fischer Francis Trees & Watts  Chief Operating Officer

                               Fischer Francis Trees & Watts  Statutory Auditor
                                 Kabushiki Kaisha

                               Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte Ltd

Robin Meister                  Fischer Francis Trees &        Secretary
                                 Watts, Inc.

                               Fischer Francis Trees & Watts  Secretary

            NAME                          COMPANY                         TITLE
-----------------------------  -----------------------------  -----------------------------
John Olcay                     Fischer Francis Trees & Watts  Chairman and Director
                                 Kabushiki Kaisha

                               Fischer Francis Trees & Watts  Chairman and Director
                                 (Singapore) Pte. Ltd.

Simon Hard                     Fischer Francis Trees & Watts  President and Representative
                                 Kabushiki Kaisha               Director

Ken Katayama                   Fischer Francis Trees & Watts  Vice President and
                                 Kabushiki Kaisha               Representative Director

Larry Krause                   Fischer Francis Trees & Watts  Director
                                 Kabushiki Kaisha

Stephen Francis                Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte. Ltd.

Roy Wei-Chien Diao             Fischer Francis Trees & Watts  Director
                                 (Singapore) Pte. Ltd.


IRIDIAN ASSET MANAGEMENT LLC

    Iridian Asset Management LLC ("Iridian") is a sub-adviser for the Registrant's Large Cap and Large Cap Value Funds. The principal business address of Iridian is 276 Post Road West, Westport, CT 06880-4704. IAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER             OTHER COMPANY          CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
David L. Cohen                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.
Jeffrey M. Elliott                          --                             --
Executive Vice President,
  Chief Operating Officer,
  and Secretary
Alice B. Hicks                              --                             --
Executive Vice President
Harold J. Levy                 Arnhold and S. Bleichroeder    Portfolio Manager
Principal, Portfolio Manager     Advisers, Inc.

JF INTERNATIONAL MANAGEMENT INC.

    JF International Management Inc. ("JFIMI") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of JFIMI is 47/F, Jardine House, 1 Connaught Place, Hong Kong. JFIMI is a registered investment adviser under the Advisers Act.

     NAME AND POSITION
  WITH INVESTMENT ADVISER              OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------  ----------------------------------  ---------------------------------
Clive Stuart Brown           JF Asset Management (India)         Chairman
Director                       Private Limited
                             JF Asset Management (Taiwan)        Director
                               Limited
                             JF Asset Managment International    Director
                               Limited
                             JF Asset Management Limited         Director, Chief Executive Officer
                             JF Capital Partners Holdings        Director
                               Limited

     NAME AND POSITION
  WITH INVESTMENT ADVISER              OTHER COMPANY               CONNECTION WITH OTHER COMPANY
---------------------------  ----------------------------------  ---------------------------------
                             JF India Management Limited         Director
Roger Peter Frederick Ellis  Ayudhya JF Asset Management         Director
Director                       Limited
                             Jardine Fleming Capital Partners    Director
                               Ltd.
                             JF Asset Management Limited         Director
                             JF Private Investments Limited      Director
                             Solucky Limited                     Director
A. Douglas Eu                Ayudhya JF Asset Management         Director
Chief Operations Officer       Limited
                             Jardine Fleming China Region        President, Class II
                               Fund, Inc.
                             Jardine Fleming India Fund, Inc.    President, Class III
                             JF Capital Partners Holdings        Director
                               Limited
                             JF Phillipine Fund Inc.             Director


LLOYD GEORGE INVESTMENT MANAGEMENT (BERMUDA) LIMITED



    Lloyd George Investment Management (Bermuda) Limited ("LGIM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of LGIM is 3808 One Exchange Square, Central, Hong Kong.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Lloyd George                         --                             --
Chairman & CEO

William Kerr                                --                             --
Vice Chairman & CFO

Pamela Chan                                 --                             --
Director

Man Fat Tang                                --                             --
Director

Adaline Ko                                  --                             --
Director

Zaheer Sitabkhan                            --                             --
Director

Samir Mehta                                 --                             --
Director

Catherine Tan                               --                             --
Director

Jacob Rees Mogg                             --                             --
Director

Edward Robertson                            --                             --
Director

LSV ASSET MANAGEMENT

    LSV Asset Management ("LSV") is an investment sub-adviser for the Registrant's Large Cap Value, Small Cap and Large Cap Funds. The principal business address of LSV is 200 West Madison Street, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Josef Lakonishok               University of Illinois         Professor
Portfolio Manager, CEO

Andrei Shleiffer               Harvard University             Professor
Partner

Robert Vishny                  University of Chicago          Professor
Principal

Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

Vishny Corporation                          --                             --
General Partner

Menno Vermeulen                             --                             --
Principal

Christopher J. LaCroix                      --                             --
Managing Director

11-11 LLC                                   --                             --
General Partner

Menno LLC                                   --                             --
General Partner

Tremaine Atkinson                           --                             --
Partner, Chief Operating
  Officer

LaCroix LLC                                 --                             --
General Partner

MARTIN CURRIE INC.

    Martin Currie Inc. ("Martin Currie") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Martin Currie is Saltire Court, 20 Castle Terrace, Edinburgh EH12ES. IAM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Keith Ross Falconer      Martin Currie Unit Trusts      Chairman
Director/Vice President          Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               3i Smaller Quoted Companies    Director
                                 Trust plc

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Martin Currie Absolute Return  Director
                                 Funds Limited

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

                               Moorgate Investment            Director
                                 Management Limited

                               The Western Canada Investment  Director
                                 Company Limited

Patrick Joseph Scott-Plummer   Martin Currie Limited          Director, Chairman
Director/Vice President

                               Martin Currie Private Clients  Chairman
                                 Limited

                               Saltire Private Fund Managers  Chairman
                                 Limited

                               Candover Investments plc       Director

                               Edinburgh International        Director
                                 Investment Trust Limited

                               Indian Opportunities Fund      Director
                                 (Mauritius) Ltd.

                               Indian Opportunities Fund      Director
                                 Ltd.

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Portfolio        Director
                                 Investment Trust plc

                               Martin Currie Private Clients  Director
                                 Limited

                               Martin Currie Trustees         Director
                                 Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Saltire Private Fund Managers  Director
                                 Limited

                               Scottish Unit Managers         Director
                                 Limited

                               The Merchants Trust plc        Director

James MacGregor Ayton          Martin Currie Investment       Director
  Fairweather                    Management Ltd.
Director/Vice President

                               Martin Currie European         Director
                                 Investment Trust plc

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Limited          Director

                               Martin Currie Unit Trusts      Director
                                 Limited

Allan Davidson MacLeod         Ardroil Consultancy Services   Director
Director/Vice President          Limited

                               Martin Currie Investment       Director
                                 Management Ltd.

                               Ardroil Investments Services   Director
                                 Limited

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

Michael William Thomas         Martin Currie Investment       Director
Director/Vice President          Management Ltd.

                               Martin Currie Global Funds     Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Japan            Director
                                 Investment Trust plc

                               Martin Currie Limited          Director

                               Martin Currie Pacific          Director
                                 Investment Trust plc

James Grant Wilson             Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Global Funds     Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Global           Director
                                 Investors Limited

Timothy Julian Dalton Hall     Martin Currie Investment       Director
Director/Vice President          Management Limited

                               Martin Currie Business Trust   Director

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Management       Director
                                 Limited

Colin Winchester               Martin Currie Investment       Director, Secretary
Secretary                        Management Ltd.

                               Edinburgh International        Secretary
                                 Investment Trust Limited

                               Martin Currie Global           Secretary
                                 Investors Limited

                               Martin Currie Limited          Director, Secretary

                               Martin Currie Trustees         Director, Secretary
                                 Limited

                               Moorgate Investment            Director, Secretary
                                 Management Limited

                               Scottish Unit Managers         Secretary
                                 Limited

                               The Western Canada Investment  Director, Secretary
                                 Company Limited

                               Martin Currie (Bermuda)        Director
                                 Limited

                               Martin Currie Management       Director
                                 Limited

                               Martin Currie Services         Director
                                 Limited

Julian Mark Campbell           Martin Currie Private Clients  Director, Secretary
  Livingston                     Limited
General Counsel

                               Martin Currie Services         Director, Secretary
                                 Limited

                               Saltire Private Fund Managers  Director, Secretary
                                 Limited

                               Martin Currie (Bermuda)        Director
                                 Limited

Steven Nelson Johnson          Martin Currie Global           Director
Director/Vice President          Investors Limited

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Martin Currie Investors        President
                                 Services, Inc.

Martin Brown                   Martin Currie Services Ltd.    Director
Director of Operations

Barry Robert Sargraves         Martin Currie Global           Director
Vice President                   Investments Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               Martin Currie Limited          Director

Colin James Marshall Skinner   Martin Currie Gefinor Fund     Director
Vice President                   Management Co. SA

                               Martin Currie Global           Director
                                 Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

William Geddie Watt            Martin Currie Services         Chairman
President                        Limited

                               Martin Currie Global           Chief Executive Officer
                                 Investors Limited

                               Martin Currie Limited          Chief Executive Officer

                               Martin Currie Investment       Director
                                 Management Limited

                               Scottish Biomedical            Director
                                 Foundation Limited

                               Scottish Biomedical Research   Director
                                 Trust

Jean Marc Louis de Bolle       Martin Currie Global           Director
Vice President                   Investors Limited

                               Martin Currie Investment       Director
                                 Management Limited

                               The Egypt Fund Ltd.            Director

MAZAMA CAPITAL MANAGMENT, INC.


    Mazama Capital Managment, Inc. ("Mazama") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Chairman, President, Senior-
  Portfolio Manager

Jill Ronne Collins                          --                             --
VP, Marketing

Brian Paul Alfrey                           --                             --
Director, VP, COO

Stephen Charles Brink                       --                             --
VP, Research

Helen McDonald Degener         The Mathes Company             VP, Portfolio Manager
Director, CIO

MCKINLEY CAPITAL MANAGEMENT INC.


    McKinley Capital Management, Inc. ("McKinley Capital") is a sub-adviser for the Registrant's Small Cap, Large Cap and Large Cap Growth Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage,
AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.


      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert B. Gillam               FAS Alaska, Inc.               Officer & Director
President, Chief Investment
  Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

                               McKinley Partners LLC          Manager

Diane M. Wilke                 FAS Alaska, Inc.               Officer & Director
Executive Vice President,
  Chief Operating Officer

                               McKinley Offshore Management,  Director
                                 LTD

                               McKinley Market Neutral        Director
                                 Offshore Limited

B. Thomas Willison                          --                             --
Director

      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY      CONNECTION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Tamara L. Leitis                            --                             --
Assistant Vice President and
  HR Manager


METROPOLITAN WEST ASSET MANAGEMENT LLC



    Metropolitan West Asset Management LLC ("MWAM") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of MWAM 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MWAM is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Scott Dubchansky                            --                             --
Chief Executive Officer,
  Partner

Tad Rivelle                                 --                             --
Chief Investment Officer,
  Partner

Laird Landmann                              --                             --
Portfolio Manager, Partner

David Lippman                               --                             --
Portfolio Manager, Partner

Steve Kane                                  --                             --
Portfolio Manager, Partner

Chris Scibelli                              --                             --
Director of Marketing,
  Partner

Patrick Moore                               --                             --
Director of Client Services

Joseph Hattesohl                            --                             --
Chief Financial Officer

Lara Mulpagano                              --                             --
Chief Operating Officer

Cal Rivelle                                 --                             --
Chief Technology Officer

Jay Menvielle                               --                             --
Controller

MWFIN                                       --                             --
Minority Partner



MONTAG & CALDWELL, INC.



    Montag & Caldwell, Inc. ("Montag & Caldwell") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Montag & Caldwell is 3455 Peachtree Street,

NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell is a registered investment adviser under the Advisers Act.



      NAME AND POSITION
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY       POSITION WITH OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald E. Canakaris, CFA                    --                             --
CEO, President, Director and
  CIO

Solon P. Patterson, CFA                     --                             --
CEO, Director & Chairman

Andrew Neil Rithet                          --                             --
Director

Tom C. Brown
Director


MORGAN STANLEY INVESTMENT MANAGEMENT INC.

    Morgan Stanley Investment Management Inc. ("Morgan Stanley") is a sub-adviser for the Registrant's International Equity and Emerging Markets Equity Funds. The principal business address of Morgan Stanley is 1221 Avenue of the Americas, New York, NY 10020. Morgan Stanley is an investment adviser registered under the Adviser Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Barton M. Biggs                                        --                                     --
Chairman, Director and
  Managing Director

Richard B. Worley
President, Director,
  and Managing Director

Frank P. L. Minard                    Morgan Stanley & Co.                   Managing Director
Managing Director, Member             Incorporated
  of Executive Committee

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate") is an investment sub-adviser for the Small Cap and High Yield Bond Funds. The principal business address of Nicholas-Applegate is 600 West Broadway, Suite 2900, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Arthur Edward Nicholas         Nicholas-Applegate Holdings,    Chief Executive Officer
Chairman & Chief Executive       LLC
  Officer

                               Nicholas-Applegate Securities,  Chairman
                                 LLC

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
                               Nicholas-Applegate              Chairman & Trustee
                                 Institutional Funds

                               Nicholas-Applegate Securities   President
                                 International LDC

                               Nicholas-Applegate US Growth    Director
                                 Equity Fund, Ltd.

Edward Blake Moore, Jr.        Nicholas-Applegate Holdings,    Secretary and General Counsel
General Counsel                  LLC

                               Nicholas-Applegate Securities,  General Counsel and Secretary
                                 LLC

                               Nicholas-Applegate              President
                                 Institutional Funds

Marna P. Whittington, Ph.D     Nicholas-Applegate Holdings,    President
President, Executive             LLC
  Committee

                               Allianz Dresner Asset           Chief Operating Officer
                                 Management

                               Nicholas-Applegate Securities,  President
                                 LLC

Eric Spencer Sagerman          Nicholas-Applegate Southeast    Director
Head of Global Marketing;        Asia Fund
  Executive Committee

                               Nicholas-Applegate India Fund,  Director
                                 Ltd PCC

William Charles Maher, CPA     Nicholas-Applegate Holdings,    Chief Financial Officer/
Chief Financial Officer          LLC                             Treasurer

                               Nicholas-Applegate              Treasurer
                                 Institutional Funds

                               Nicholas-Applegate Securities,  Chief Financial Officer
                                 LLC

Catherine Charlotte Nicholas                --                              --
Chief Investment Officer,
  Global Equity Management

Peter James Johnson            Nicholas-Applegate Securities,  Vice President
Sr. Vice President, Director     LLC
  of Institutional Sales

Scott Allan Long                            --                              --
Head of Global Operations

Victoria Proctor Hulick                     --                              --
Director of Compliance

      NAME AND POSITION                                                POSITION WITH
   WITH INVESTMENT ADVISER     BUSINESS AND OTHER CONNECTIONS          OTHER COMPANY
-----------------------------  ------------------------------  -----------------------------
Nicholas-Applegate Holdings    Allianz Dresner Asset           Limited Partner
  LLC                            Management
Managing Member

Allianz Dresner Asset          Allianz of America, Inc.        Sole Shareholder
  Management of America, LLC
  Limited Partner


NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.



    Nomura Corporate Research and Asset Management Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, 25th Floor, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Levine                               --                             --
Executive Managing Director,
President, CEO and Board
Member

Joseph Redmond Schmuckler      Nomura Securities              President, Chief Operating
Co-Chairman of Board             International, Inc.            Officer

David Crall                                 --                             --
Portfolio Manager, Director

Stephen Kotsen                              --                             --
Portfolio Manager, Vice
President

Seth Chadbourne                             --                             --
Portfolio Manager, Vice
President

Lance Fraser                                --                             --
Chief Operating Officer,
Managing Director

David Finlay                   Nomura Securities              Executive Managing Director,
Executive Managing Director,     International, Inc.            Chief Legal Officer, Board
Board Member and Chief Legal                                    Member
Officer

                               Nomura Holding America, Inc.   Executive Managing Director,
                                                                Chief Legal Officer, Board
                                                                Member

                               Capital Corporation of         General Counsel/Head of
                                 America                        Litigation

Hideyuki Takahashi             Nomura Securities              Chief Executive Officer
Board Member                     International, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Atsushi Yoshikawa              Nomura Securities              Chairman, Board Member
Co-Chairman of the Board         International, Inc.


OECHSLE INTERNATIONAL ADVISORS



    Oechsle International Advisors ("Oechsle") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Oechsle is One International Place, 23rd Floor, Boston, Massachusetts 02110. Oechsle is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Singleton Dewey Keesler                     --                             --
CIO and Managing Principal

Stephen P. Langer                           --                             --
Executive Managing Principal/
Director of Marketing

L. Sean Roche                               --                             --
COO and Managing Principal

Warren Walker                  Oechsle International          Portfolio Manager
Executive Managing Principal     Advisers, Ltd.

Steven Henry Schaefer          Oechsle International          Managing Director
Managing Principal/Portfolio     Advisers, Ltd.
Manager

Paula Nicole Drake                          --                             --
General Counsel/Principal

Stephen J. Butters                          --                             --
Marketing Officer/Portfolio
Manager

James P. Mcmillan                           --                             --
Principal, Marketing and
Client Service

Kathleen M. Harris                          --                             --
Principal, Portfolio Manager

Peter Jensen                   OIA European Management        Portfolio Manager
Portfolio Manager                Company, LLC

John G. Power, III                          --                             --
Senior Vice President

Martin Dyer                                 --                             --
Director of Compliance

PEREGRINE CAPITAL MANAGEMENT INC.

    Peregrine Capital Management Inc. ("Peregrine") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of Peregrine is LaSalle Plaza, 800 LaSalle

Avenue, Suite 1850, Minneapolis, Minnesota 55402-2018. Peregrine is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Jon Richard Campbell           Wells Fargo Company            Banking/ Commercial Lending/
Director                                                        Management

Robert Bruce Mersky                         --                             --
Chairman of the Board, CEO,
  President

Ronald George Hoffman                       --                             --
COO, CCO, CFO, Senior Vice
  President

William Daniel Giese                        --                             --
Senior Vice President,
  Portfolio Manager

Paul Edward von Kuster, III                 --                             --
Senior Vice President,
  Portfolio Manager

Patricia Deeney Burns                       --                             --
Senior Vice President,
Portfolio Manager

Paul Robert Wurm                            --                             --
Senior Vice President
Equity Trader

John Sorensen Dale                          --                             --
Senior Vice President
Portfolio Manager

Jeannine McCormick                          --                             --
Senior Vice President
Investment Analyst

Barbara Kloepfer McFadden                   --                             --
Senior Vice President
Equity Trader

Gary Edward Nussbaum                        --                             --
Senior Vice President
Portfolio Manager

Tasso Harry Coin                            --                             --
Senior Vice President
Portfolio Manager

Julie McDonell Gerend                       --                             --
Senior Vice President,
Client Service & Marketing

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Daniel John Hagen                           --                             --
Senior Vice President
Portfolio Manager

Jay Hendrickson Strohmaier                  --                             --
Senior Vice President,
Client Service & Marketing

James Patrick Ross                          --                             --
Senior Vice President,
Senior Portfolio Advisor

Douglas Gordon Pugh                         --                             --
Senior Vice President
Portfolio Manager

Janelle Mae Walter                          --                             --
Assistant President, Client
  Services

Colin Michael Sharp                         --                             --
Vice President, Technology
  Manager

William Austen Grierson                     --                             --
Vice President and Investment
  Analyst

John Arthur Maschoff                        --                             --
Sr. Vice President
Client Service & Marketing



RS INVESTMENTS



    RS Investments ("RSIM") is an investment sub-adviser for the Registrant's Small Cap Fund. The principal business address of RSIM is 388 Market Street, Suite 200, San Francisco, California 94111. RSIM is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
George R. Hecht                RS Investment                  Director, President
CEO                              Management, Inc.

                               RS Investment Trust            CEO, Trustee

Paul H. Stephens               RS Value Group LLC             Portfolio Manager
Portfolio Manager

                               RS Investment                  CIO
                                 Management, Inc.

John L. Wallace                RS Growth Group LLC            Portfolio Manager
Portfolio Manager

James L. Callinan              RS Growth Group LLC            Portfolio Manager
Portfolio Manager

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               RS Investment                  Portfolio Manager
                                 Management, Inc.

David J. Evans, III            RS Growth Group LLC            Portfolio Manager
Portfolio Manager

                               RS Investment                  Portfolio Manager
                                 Management, Inc.

Andrew P. Pilara, Jr.          RS Value Group LLC             Portfolio Manager
Portfolio Manager

SANFORD C. BERNSTEIN & CO., LLC

    Sanford C. Bernstein & Co., LLC, is an investment sub-adviser for the Large Cap Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., LLC, is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., LLC, is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders               Alliance Capital Management    Vice Chairman, CIO
Director                         Corporation

Michael T. Borgia              Alliance Capital Management    Senior Vice President
Director, Senior Vice            Corporation
  President

John D. Carifa                 Alliance Capital Management    President, COO
                                 Corporation

Laurence H. Bertan             Alliance Capital Management    Director of Compliance, Vice
Director of Compliance, Vice     Corporation                    President
  President

Gerald M. Lieberman            Alliance Capital Management    Executive Vice President, CFO
Senior Vice                      Corporation
  President--Finance and
  Administration

Nicholas J. Spencer            Alliance Capital Management    Executive Vice President
President, Director              Corporation

Sallie L. Krawcheck            Alliance Capital Management    Executive Vice President,
Chairman of Board of             Corporation                    Chairman & CEO
  Directors, CEO

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 1579 The Greens Way, Jacksonville Beach,

Florida 32250. Sawgrass Asset Management LLC is an investment adviser registered under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, LLC
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal


SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED

    Security Capital Research & Management Incorporated ("Security Capital") is a Sub-adviser for the Registrant's Small Cap Fund. The principal business address of Security Capital is 11 South LaSalle Street, Chicago, Illinois, 60603. Security Capital is a registered investment adviser under the Advisers Act.

         NAME AND POSITION
      WITH INVESTMENT ADVISER                    OTHER COMPANY                  CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Kevin W. Bedell                                        --                                     --
Senior Vice President

Anthony R. Manno, Jr.                                  --                                     --
President, Sole Director, and
  Managing Director

Jeffrey C. Nellessen                                   --                                     --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                                       --                                     --
Managing Director

Russell C. Platt                                       --                                     --
Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is an investment adviser for each of the funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.


         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Alfred P. West, Jr.                   SEI Investments Company                Director, Chairman, and CEO
Chairman, CEO, Director

                                      SEI Investments Distribution Co.       Director, Chairman of the Board of
                                                                              Directors

                                      SEI Ventures, Inc.                     Director, Chairman, President

                                      SEI Funds, Inc.                        CEO, Chairman of the Board of
                                                                              Directors

                                      SEI Global Investment Corp.            Director, CEO, Chairman

                                      SEI Capital AG                         Director, Chairman of the Board

                                      SEI Global Capital                     Director, CEO, Chairman
                                       Investments, Inc.

                                      CR Financial Services Company          Director, Chairman of the Board

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments Mutual Fund Services   Chairman, CEO

                                      SEI Investments Fund Management        Chairman, CEO

                                      SEI Investments Global (Cayman),       Chairman, CEO
                                       Limited

                                      SEI Global Holdings (Cayman) Inc.      Chairman, CEO

                                      SEI Investments De Mexico              Director

                                      SEI Asset Korea                        Director

                                      SEI Venture Capital, Inc.              Director, Chairman, CEO

Carmen V. Romeo                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President,                                                     President-- Investment Advisory
  Director                                                                    Group

                                      SEI Investments Distribution Co.       Director

                                      SEI Venture Capital, Inc.              Director

                                      SEI Trust Company                      Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Ventures, Inc.                     Director, Executive Vice President

                                      SEI Investments, Inc.                  Director, President

                                      SEI Investments Developments, Inc.     Director, President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Funds, Inc.                        Director, Executive Vice President

                                      SEI Global Investments Corp.           Executive Vice President

                                      SEI Global Capital                     Executive Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Director, President

                                      CR Financial Services Company          Director

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Private Trust Company              Director

Richard B. Lieb                       SEI Investments Company                Director, Executive Vice President,
Executive Vice President                                                      President--Investment Systems &
                                                                              Services Division

                                      SEI Investments Distribution Co.       Director, Executive Vice President

                                      SEI Trust Company                      Director & Chairman of the Board

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Private Trust Company              Director

Edward Loughlin                       SEI Investments Company                Executive Vice President,
Executive Vice President                                                      President--Asset Management
                                                                              Division

                                      SEI Trust Company                      Director

                                      SEI Funds, Inc.                        Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Advanced Capital                   Director, President
                                       Management, Inc.

                                      SEI Investments Mutual Fund Services   Executive Vice President

                                      SEI Investments Fund Management        Executive Vice President

                                      SEI Asset Korea                        Director

                                      SEI Investments Canada Company         Director

Dennis J. McGonigle                   SEI Investments Company                Executive Vice President
Executive Vice President

                                      SEI Investments Distribution Co.       Executive Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

Ed Daly                                                --                                     --
Senior Vice President, Managing
  Director

Carl A. Guarino                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Company   Senior Vice President

                                      SEI Global Investments Corp.           Senior Vice President

                                      SEI Global Investments (Cayman),       Director
                                       Limited

                                      SEI Global Holdings (Cayman) Inc.      Director

                                      SEI Investments Argentina S.A.         Director

                                      SEI Investments De Mexico              Director

                                      SEI Investments (Europe) Ltd.          Director

                                      Quadrum S.A.                           Director

                                      SEI Asset Korea                        Director

                                      SEI Investments (South Africa)         Director, Chairman
                                       Limited

                                      CCF -- SEI Investments                 Director

                                      SEI Venture Capital, Inc.              Executive Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments -- Unit Trust          Director
                                       Management (UK) Limited

Robert S. Ludwig                      SEI Funds, Inc.                        Vice President
Senior Vice President, CIO

                                      SEI Investments Mutual Fund Services   Vice President, Team Leader

                                      SEI Investments Fund Management        Vice President, Team Leader

Jack May                              SEI Investments Distribution Co.       Senior Vice President
Senior Vice President

James V. Morris                                        --                                     --
Senior Vice President, Managing
  Director

Steve Onofrio                                          --                                     --
Senior Vice President, Managing
  Director

Todd Cipperman                        SEI Investments Company                Senior Vice President, General
Senior Vice President, General                                                Counsel, Assistant Secretary
Counsel & Secretary

                                      SEI Investments Distribution Co.       Senior Vice President & General
                                                                              Counsel

                                      SEI Inc. (Canada)                      Senior Vice President, General
                                                                              Counsel & Assistant Secretary

                                      SEI Trust Company                      Senior Vice President, General
                                                                              Counsel & Assistant Secretary

                                      SEI Investments, Inc.                  Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Ventures, Inc.                     Vice President, General Counsel,
                                                                              Secretary

                                      SEI Investments Developments, Inc.     Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Funds, Inc.                        Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Global Investments Corp.           Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Advanced Capital                   Director, Senior Vice President,
                                       Management, Inc.                       General Counsel, Secretary

                                      SEI Investments Global Management      Director, General Counsel &
                                       (Cayman) Inc.                          Assistant Secretary

                                      SEI Global Capital Investments, Inc.   Senior Vice President, General
                                                                              Counsel, Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Global, Limited        Director

                                      SEI Primus Holding Corp.               Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Mutual Fund Services   Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Fund Management        Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Global Holdings (Cayman) Inc.      Director, General Counsel, Assistant
                                                                              Secretary

                                      SEI Investments (Europe) Ltd.          Director

                                      SEI Investments Canada Company         Senior Vice President, General
                                                                              Counsel

                                      SEI Investments (South Africa)         Director
                                       Limited

                                      SEI Venture Capital, Inc.              Senior Vice President, General
                                                                              Counsel, Secretary

                                      SEI Investments Unit Trust (UK)        Director
                                       Limited

Kenneth Zimmer                                         --                                     --
Senior Vice President, Managing
  Director

John D. Anderson                      SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Timothy D. Barto                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Jay Brown                                              --                                     --
Vice President

Kevin P. Robins                       SEI Investments Company                Senior Vice President
Senior Vice President

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Trust Company                      Director

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      CR Financial Services Company          President

                                      SEI Insurance Group, Inc.              Director

                                      SEI Investments (Cayman), Limited      Director

                                      SEI Private Trust Company              Director

                                      SEI Global Holdings (Cayman) Inc.      Director

Robert Crudup                         SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Richard A. Deak                       SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Melissa Doran Rayer                                    --                                     --
Vice President

Scott W. Dellorfano                   SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Scott C. Fanatico                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Michael Farrell                                        --                                     --
Vice President

Vic Galef                             SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Fund Management        Vice President, Managing Director

Steven A. Gardner                     SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Lydia A. Gavalis                      SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

Greg Gettinger                        SEI Investments Company                Vice President
Vice President

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President

                                      SEI Investments, Inc.                  Vice President

                                      SEI Ventures, Inc.                     Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments Developments, Inc.     Vice President

                                      SEI Funds, Inc.                        Vice President

                                      SEI Global Investments Corp.           Vice President

                                      SEI Venture Capital, Inc.              Vice President

                                      SEI Advanced Capital                   Vice President
                                       Management, Inc.

                                      SEI Global Capital                     Vice President
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

Susan R. Hartley                                       --                                     --
Vice President

Kathy Heilig                          SEI Inc. (Canada)                      Vice President, Treasurer
Vice President, Treasurer

                                      SEI Investments Company                Vice President, Treasurer, Chief
                                                                              Accounting Officer

                                      SEI Investments Distribution Company   Vice President

                                      SEI Trust Company                      Vice President, Treasurer

                                      SEI Ventures, Inc                      Vice President, Treasurer

                                      SEI Insurance Group, Inc.              Vice President, Treasurer

                                      SEI Realty Capital Corporation         Vice President, Treasurer

                                      SEI Funds, Inc.                        Director, Vice President, Treasurer

                                      SEI Global Investments Corp.           Director, Vice President, Treasurer

                                      SEI Advanced Capital                   Director, Vice President, Treasurer
                                       Management, Inc.

                                      SEI Investments Global (Cayman),       Vice President, Treasurer
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Treasurer

                                      SEI Investments Fund Management        Vice President, Treasurer

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Global Holdings (Cayman) Inc.      Vice President, Treasurer

                                      SEI Investments, Inc.                  Director, Vice President &
                                                                              Treasurer

                                      SEI Investments Developments, Inc.     Director, Vice President &
                                                                              Treasurer

                                      SEI Global Investments, Inc.           Director, Vice President &
                                                                              Treasurer

                                      Global Primus Holding Corp.            Director, Vice President &
                                                                              Treasurer

                                      SEI Venture Capital, Inc.              Director, Vice President &
                                                                              Treasurer

Bridget Jensen                        SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Investments Mutual Fund Services   Vice President

                                      SEI Investments Fund Management        Vice President

John Kirk                             SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Kim Kirk                              SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments-Global Fund Services   Director
                                       Limited

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

John Krzeminski                       SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Alan Lauder                           SEI Investments Distribution Company   Vice President
Vice President

                                      SEI Global Investments Corp.           Vice President

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Investments (South Africa)         Vice President
                                       Limited

Paul Lonergan                         SEI Investments Distribution Company   Vice President & Managing Director
Vice President & Managing Director

Vicki Malloy                          SEI Investments Mutual Fund Services   Vice President, Team Leader
Vice President, Managing
  Director

                                      SEI Investments Fund Management        Vice President, Team Leader

Ellen Marquis                         SEI Investments Distribution Co.       Vice President
Vice President

Christine M. McCullough               SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Trust Company                      Vice President

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
                                      SEI Private Trust Company              General Counsel

Carolyn McLaurin                      SEI Investments Distribution Company   Vice President, Managing Director
Vice President, Managing
  Director

                                      SEI Investments Mutual Fund Services   Vice President, Managing Director

                                      SEI Investments Fund Management        Vice President, Managing Director

Roger Messina                                          --                                     --
Vice President

Sherry K. Vetterlein                  SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Investments Global (Cayman),       Vice President, Assistant Secretary
                                       Limited

                                      SEI Venture Capital, Inc.              Vice President, Assistant Secretary

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Robert Prucnal                                         --                                     --
Vice President

Daniel Spaventa                       SEI Investments Distribution Company   Vice President
Vice President

Kathryn L. Stanton                    SEI Investments Distribution Co.       Vice President
Vice President

                                      CR Financial Services Company          Secretary, Treasurer

William E. Zitelli                    SEI Investments Company                Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Investments Distribution Company   Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

Mary Vogan                                             --                                     --
Vice President

Raymond B. Webster                                     --                                     --
Vice President

Susan R. West                                          --                                     --
Vice President, Managing
  Director

         NAME AND POSITION
      WITH INVESTMENT ADVISER                NAME OF OTHER COMPANY              CONNECTION WITH OTHER COMPANY
------------------------------------  ------------------------------------   ------------------------------------
Lori L. White                         SEI Investments Distribution Co.       Vice President, Assistant Secretary
Vice President, Assistant
  Secretary

                                      SEI Trust Company                      Vice President, Assistant Secretary

                                      SEI Investments, Inc.                  Vice President, Assistant Secretary

                                      SEI Ventures, Inc.                     Vice President, Assistant Secretary

                                      SEI Investments Developments, Inc.     Vice President, Assistant Secretary

                                      SEI Funds, Inc.                        Vice President, Assistant Secretary

                                      SEI Global Investments Corp.           Vice President, Assistant Secretary

                                      SEI Advanced Capital                   Vice President, Assistant Secretary
                                       Management, Inc.

                                      SEI Global Capital                     Vice President, Assistant Secretary
                                       Investments, Inc.

                                      SEI Primus Holding Corp.               Vice President, Assistant Secretary

                                      SEI Investments Mutual Fund Services   Vice President, Assistant Secretary

                                      SEI Investments Fund Management        Vice President, Assistant Secretary

                                      SEI Insurance Group, Inc.              Vice President, Assistant Secretary

Mark S. Wilson                                         --                                     --
Vice President

Wayne M. Withrow                      SEI Investments Company                Executive Vice President & Chief
Vice President, Managing Director                                             Information Officer

                                      SEI Investments Distribution Co.       Senior Vice President

                                      SEI Investments Mutual Fund Services   Senior Vice President

                                      SEI Investments Fund Management        Senior Vice President

SHENKMAN CAPITAL MANAGEMENT, INC.

    Shenkman Capital Management, Inc. ("Shenkman") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Shenkman is 461 Fifth Avenue, New York, New York 10017-6283. Shenkman is a registered investment adviser under the Advisers Act.


      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Ronald Shenkman                        --                             --
President, Director

Albert Fuss                    International Asset            Chairman
Director                         Management, Ltd.

Victor M. Rosenzweig           Olshan, Grundman, Frome &      Partner
Director                       Rosenzweig, L.L.P. (law firm)

Frank X. Whitley                            --                             --
Executive Vice President

Mark J. Flanagan Senior Vice                --                             --
  President,
Director of Credit Research

Richard H. Weinstein                        --                             --
Senior Vice President &
General Counsel

Robert Stricker                             --                             --
Senior Vice President &
Director of Credit Research


STERLING CAPITAL MANAGEMENT

    Sterling Capital Management ("Sterling") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sterling is One Wachovia Center, 301 College Street, Suite 3200, Charlotte, North Carolina 28202. Sterling is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mark Whittaker Whalen                       --                             --
Managing Director & President

David Michael Ralston                       --                             --
Managing Director & CIO

Alexander Worth McAlister                   --                             --
Managing Director

Brian Richard Walton                        --                             --
Managing Director

Eduardo Alejandro Brea                      --                             --
Managing Director

Kenneth R. Cotner                           --                             --
Director & Chief Operating
  Officer

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Bridges                              --                             --
Director

Robert Clark                                --                             --
Director

Anthony Corallo                             --                             --
Director

Rosary Ezarsky                              --                             --
Director

Mary Weeks Fountain                         --                             --
Director

Mark Montgomery                             --                             --
Director

James Davis                                 --                             --
Associate Director

Michael McVicker                            --                             --
Associate Director

Cathy Sawyer                                --                             --
Associate Director

Patrick Rau                                 --                             --
Associate Director

Russel Duckworth                            --                             --
Associate Director

Mitchell Kaczmarek                          --                             --
Associate Director

Jo Sisco                                    --                             --
Associate Director

Mary Chaney                                 --                             --
Associate Director


TRANSAMERICA INVESTMENT MANAGEMENT, LLC

    Transamerica Investment Management, LLC ("TIM") is a sub-adviser for the Registrant's Large Cap and Large Cap Growth Funds. The principal business address of TIM is 1150 S. Olive St., 27th Floor, Los Angeles, California 90015. TIM is a registered investment adviser under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard N. Latzer                           --                             --
Manager

Gary U. Rolle                               --                             --
President, Manager

Jeffrey S. Van Harte                        --                             --
Senior Vice President,
  Manager

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Transamerica Investment                     --                             --
  Services, Inc.
Owner

John R. Raymond                             --                             --
Manager

Douglas C. Kolsrud                          --                             --
Manager

Patrick S. Baird                            --                             --
Manager

John C. Riazzi                              --                             --
Chief Executive Officer

Larry N. Norman                             --                             --
Manager

William T. Miller                           --                             --
Chief Operating Officer,
  Manager

WALL STREET ASSOCIATES

    Wall Street Associates ("WSA") is an investment sub-adviser for the Small Cap Fund. The principal address for WSA is 1200 Prospect Street, Suite 100, La Jolla, California 92037. WSA is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Jeffery, III                        --                             --
Partner

Kenneth F. McCain                           --                             --
Partner

R. Dirk Anderson                            --                             --
Partner

David A. Baratta                            --                             --
Partner

Paul K. LeCoq                               --                             --
Partner


WELLINGTON MANAGEMENT COMPANY, LLP



    Wellington Management Company, LLP ("Wellington Management") is a sub-adviser to the Registrant's SEI VP Prime Obligation Fund. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Adviser Act.



      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kenneth Lee Abrams                          --                             --
Partner

Nicholas Charles Adams                      --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Rand Lawrence Alexander                     --                             --
Partner

Deborah Louise Allinson        Wellington Trust Company, NA   Vice President
Partner

Steven C. Angeli                            --                             --
Partner

James Halsey Averill                        --                             --
Partner

John F. Averill                Wellington Hedge               Vice President
Partner                          Management, Inc.

Karl E. Bandtel                Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global              Sr. Vice President
                                 Holdings, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

Mark James Beckwith                         --                             --
Partner

James A. Bevilacqua            Wellington Hedge               Sr. Vice President
Partner                          Management, Inc.

                               Wellington Global              Vice President
                                 Holdings, Ltd.

                               Wellington Global              Vice President
                                 Administrator, Ltd.

Kevin J. Blake                              --                             --
Partner

William Nicholas Booth                      --                             --
Partner

Michael J. Boudens             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Paul Braverman                 Wellington Global              Treasurer
Partner                          Administrator, Ltd.

                               Wellington Global              Treasurer
                                 Holdings, Ltd.

                               Wellington Hedge               Treasurer
                                 Management, Inc.

                               Wellington International       Director
                                 Management Company
                                 Pte Ltd.

                               Wellington Management Global   Treasurer
                                 Holdings, Ltd.

                               Wellington Management          Partner & CFO
                                 International, LLP

                               Wellington Sales Corporation   President and Treasurer

                               Wellington Trust Company, NA   Vice President and Treasurer/
                                                                Cashier

Robert A. Bruno                             --                             --
Partner

Maryann Evelyn Carroll                      --                             --
Partner

William R.H. Clark             Wellington International       Managing Director
Partner                          Management Company
                                 Pte Ltd.

Pamela Dippel                  Wellington Trust Company, NA   Vice President
Partner

Scott M. Elliott                            --                             --
Partner

Robert Lloyd Evans                          --                             --
Partner

Lisa de la Fuente Finkel       Wellington Global              Sr. Vice President & Director
Partner                          Administrator, Ltd.

                               Wellington Global              Director
                                 Holdings, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Management Global   Director
                                 Holdings, Ltd.

                               Wellington Sales Corporation   Sr. Vice
                                                                President & Director

Mark T. Flaherty               Wellington Trust Company, NA   Vice President
Partner

Charles Townsend Freeman                    --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Laurie Allen Gabriel           Wellington Global              Sr. Vice President
Managing Partner                 Administrator, Ltd.

                               Wellington Hedge               Sr. Vice
                                 Management, Inc.               President & Director

                               Wellington Trust Company, NA   Vice President

John Herrick Gooch             Wellington Global              Director
Partner                          Administrator, Ltd.

                               Wellington Global              Director
                                 Holdings, Ltd.

                               Wellington Hedge               President
                                 Management, Inc.

                               Wellington Management Global   Director
                                 Holdings, Ltd.

                               Wellington Management          Partner
                                 International, LLP

                               Wellington Trust Company, NA   Vice President & Director

Nicholas Peter Greville        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington International       Director
                                 Management Company
                                 Pte Ltd.

                               Wellington Management          Partner
                                 International, LLP

Paul J. Hamel                  Wellington Trust Company, NA   Vice President
Partner

Lucius Tuttle Hill, III                     --                             --
Partner

Jean M. Hynes                               --                             --
Partner

Paul David Kaplan              Wellington Global              Director
Partner                          Administrator, Ltd.

                               Wellington Global              Director
                                 Holdings, Ltd.

                               Wellington Management Global   Director
                                 Holdings, Ltd.

Lorraine A. Keady              Wellington Hedge               Sr. Vice President
Partner                          Management, Inc.

                               Wellington Trust Company, NA   Vice President, Trust Officer

John Charles Keogh             Wellington Trust Company, NA   Vice President
Partner

George Cabot Lodge, Jr.        Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nancy Therese Lukitsh          Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President & Director

Mark Thomas Lynch                           --                             --
Partner

Mark D. Mandel                              --                             --
Partner

Christine Smith Manfredi       Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global              Sr. Vice President
                                 Holdings, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Trust Company, NA   Vice President

Earl Edward McEvoy                          --                             --
Partner

Duncan Mathieu McFarland       Wellington Global              Director
Managing Partner                 Administrator, Ltd.

                               Wellington Global              Director
                                 Holdings, Ltd.

                               Wellington Hedge               Chairman & Director
                                 Management, Inc.

                               Wellington International       Director
                                 Management Company
                                 Pte Ltd.

                               Wellington Management Global   Director
                                 Holdings, Ltd.

                               Wellington Management          Partner
                                 International, LLP

                               Wellington Trust Company, NA   Vice President & Director

Paul Mulford Mecray III                     --                             --
Partner

Matthew Edward Megargel                     --                             --
Partner

James Nelson Mordy                          --                             --
Partner

Diane Carol Nordin             Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

Stephen T. O'Brien                          --                             --
Partner

Andrew S. Offit                             --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Edward Paul Owens                           --                             --
Partner

Saul Joseph Pannell                         --                             --
Partner

Thomas Louis Pappas                         --                             --
Partner

Jonathan Martin Payson         Wellington Global              Chairman & Director
Partner                          Administrator, Ltd.

                               Wellington Global              Chairman & Director
                                 Holdings, Ltd.

                               Wellington Management Global   Chairman & Director
                                 Holdings, Ltd.

                               Wellington Sales Corporation   Sr. Vice President

                               Wellington Trust Company, NA   President, Chairman of the
                                                                Board, Director

Philip H. Perelmuter                        --                             --
Partner

Robert Douglas Rands                        --                             --
Partner

Eugene Edward Record, Jr.      Wellington Trust Company, NA   Vice President
Partner

James Albert Rullo
Partner

John Robert Ryan               Wellington Hedge               Director
Managing Partner                 Management, Inc.

Joseph Harold Schwartz                      --                             --
Partner

James H. Shakin                             --                             --
Partner

Theodore Shasta                             --                             --
Partner

Binkley Calhoun Shorts                      --                             --
Partner

Scott E. Simpson                            --                             --
Partner

Trond Skramstad                             --                             --
Partner

Catherine Anne Smith                        --                             --
Partner

Stephen Albert Soderberg                    --                             --
Partner

Eric Stromquist                             --                             --
Partner

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Brendan James Swords           Wellington Global              President & Director
Partner                          Administrator, Ltd.

                               Wellington Global              President & Director
                                 Holdings, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

                               Wellington Management Global   President & Director
                                 Holdings, Ltd.

Harriett Tee Taggart                        --                             --
Partner

Perry Marques Traquina                      --                             --
Partner

Gene Roger Tremblay                         --                             --
Partner

Michael Aaron Tyler                         --                             --
Partner

Mary Ann Tynan                 Wellington Luxembourg S.C.A.   Supervisory Board
Partner

                               Wellington Management          Partner & Compliance Officer
                                 International, LLP

                               Wellington Sales Corporation   Sr. Vice President, Clerk &
                                                                Director

                               Wellington Trust Company, NA   Vice President & Trust
                                                                Officer

Nilesh P. Undavia              Wellington Global              Vice President
Partner                          Holdings, Ltd.

Clare Villari                               --                             --
Partner

Ernst Hans von Metzsch         Wellington Global              Sr. Vice President
Partner                          Administrator, Ltd.

                               Wellington Global              Sr. Vice President
                                 Holdings, Ltd.

                               Wellington Hedge               Sr. Vice President
                                 Management, Inc.

James Leland Walters           Wellington Global              Deputy Chairman & Director
Partner                          Administrator, Ltd.

                               Wellington Global              Deputy Chairman & Director
                                 Holdings, Ltd.

                               Wellington International       Director
                                 Management Company
                                 Pte Ltd.

                               Wellington Luxembourg S.C.A.   Supervisory Board

                               Wellington Management Global   Deputy Chairman, Sr. Vice
                                 Holdings, Inc.                 President & Director

                               Wellington Sales Corporation   Sr. Vice President, Assistant
                                                                Clerk & Director

                               Wellington Trust Company, NA   Trust Counsel & Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kim Williams                                --                             --
Partner

Itsuki Yamashita               Wellington International       Sr. Managing Director
Partner                          Management Company
                                 Pte Ltd.


WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company ("Western") is an investment sub-adviser for the Core Fixed Income Fund. The principal business address of Western is 117 East Colorado Boulevard, Pasadena, California 91105. Western is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Legg Mason, Inc.                            --                             --
Sole Shareholder

Ilene S. Harker                             --                             --
Director, Compliance &
  Controls

James W. Hirschmann III                     --                             --
Director & CEO

Stephen Kenneth Leech                       --                             --
Director & CIO

W. Curtis Livingston, III                   --                             --
Director & Chairman

Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

Bruce Daniel Albers                         --                             --
Chief Financial Officer

Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Head of
Non-Employee Director                                           Investment Management

                               Legg Mason Wood Walker, Inc.   Sr. Executive Vice President

Timothy C. Scheve              Legg Mason Wood Walker, Inc.   Executive VP & Chief
Non-Employee Director                                           Administrative Officer

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


SEI Daily Income Trust                              July 15, 1982
SEI Liquid Asset Trust                              November 29, 1982
SEI Tax Exempt Trust                                December 3, 1982
SEI Index Funds                                     July 10, 1985
SEI Institutional Managed Trust                     January 22, 1987
SEI Institutional International Trust               August 30, 1988
The Advisors' Inner Circle Fund                     November 14, 1991
STI Classic Funds                                   May 29, 1992
The Arbor Fund                                      January 28, 1993
Bishop Street Funds                                 January 27, 1995
STI Classic Variable Trust                          August 18, 1995
SEI Asset Allocation Trust                          April 1, 1996
HighMark Funds                                      February 15, 1997
Armada Funds                                        March 8, 1997
Expedition Funds                                    June 9, 1997
Oak Associates Funds                                February 27, 1998
The Nevis Fund, Inc.                                June 29, 1998
CNI Charter Funds                                   April 1, 1999
The Armada Advantage Fund                           May 1, 1999
Amerindo Funds, Inc.                                July 13, 1999
iShares Inc.                                        January 28, 2000
SEI Insurance Products Trust                        March 29, 2000
iShares Trust                                       April 25, 2000
Pitcairn Funds                                      August 1, 2000
First Focus Funds, Inc.                             October 1, 2000
JohnsonFamily Funds, Inc.                           November 1, 2000
The MDL Funds                                       January 24, 2001
Causeway Capital Management Trust                   September 20, 2001


    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Alfred P. West, Jr.       Director, Chairman of the Board of Directors           --
Richard B. Lieb           Director, Executive Vice President                     --
Carmen V. Romeo           Director                                               --
Mark J. Held              President & Chief Operating Officer                    --
Dennis J. McGonigle       Executive Vice President                               --
Robert M. Silvestri       Chief Financial Officer & Treasurer                    --

                                      POSITION AND OFFICE               POSITIONS AND OFFICES
          NAME                          WITH UNDERWRITER                   WITH REGISTRANT
------------------------  --------------------------------------------  ---------------------
Todd Cipperman            Senior Vice President & General Counsel                --
Carl A. Guarino           Senior Vice President                                  --
Jack May                  Senior Vice President                                  --
Kevin P. Robins           Senior Vice President                                  --
Patrick K. Walsh          Senior Vice President                                  --
Wayne M. Winthrow         Senior Vice President                                  --
Robert Aller              Vice President                                         --
John D. Anderson          Vice President & Managing Director                     --
Timothy D. Barto          Vice President & Assistant Secretary                   --
Robert Crudup             Vice President & Managing Director                     --
Richard A. Deak           Vice President & Assistant Secretary                   --
Scott W. Dellorfano       Vice President & Managing Director                     --
Barbara Doyne             Vice President                                         --
Jeff Drennen              Vice President                                         --
Scott C. Fanatico         Vice President & Managing Director                     --
Vic Galef                 Vice President & Managing Director                     --
Steven A. Gardner         Vice President & Managing Director                     --
Lydia A. Gavalis          Vice President & Assistant Secretary                   --
Greg Gettinger            Vice President & Assistant Secretary                   --
Kathy Heilig              Vice President                                         --
Jeff Jacobs               Vice President                                         --
Bridget Jensen            Vice President                                         --
Samuel King               Vice President                                         --
John Kirk                 Vice President & Managing Director                     --
Kim Kirk                  Vice President & Managing Director                     --
John Krzeminski           Vice President & Managing Director                     --
Karen LaTourette          Secretary                                              --
Alan H. Lauder            Vice President                                         --
Paul Lonergan             Vice President & Managing Director                     --
Ellen Marquis             Vice President                                         --
Christine M. McCullough   Vice President & Assistant Secretary                   --
Carolyn McLaurin          Vice President & Managing Director                     --
Mark Nagle                Vice President                                         --
Joanne Nelson             Vice President                                         --
Rob Redican               Vice President                                         --
Maria Rinehart            Vice President                                         --
Steve Smith               Vice President                                         --
Daniel Spaventa           Vice President                                         --
Kathryn L. Stanton        Vice President                                         --
John C. Munch             Vice President & Assistant Secretary                   --
Sherry K. Vetterlein      Vice President & Assistant Secretary                   --
Lori L. White             Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.   Vice President & Assistant Secretary                   --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

           State Street Bank and Trust Company
           225 Franklin Street
           Boston, MA 02110

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and 10 and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

           Alliance Capital Management L.P.
           1345 Avenue of the Americas
           New York, New York 10105

           Artisan Partners Limited Partnership
           1000 N. Water Street, Suite 1770
           Milwaukee, Wisconsin 53202

           Barclays Global Fund Advisors
           45 Fremont Street
           San Francisco, CA 94105

           BlackRock Financial Management, Inc.
           40 East 52nd Street
           New York, New York 10022

           BlackRock International, Ltd.
           40 Torphichen Street
           Edinburgh, Scotland EH3 8JB

           The Boston Company Asset Management
           One Boston Place
           Boston, MA 02108

           Capital Guardian Trust Company
           333 South Hope Street,
           55th Floor
           Los Angeles, California 90071


           Chartwell Investment Partners
           1235 Westlakes Drive
           Suite 330
           Berwyn, PA 19312

           David J. Greene & Company, LLC
           599 Lexington Avenue
           New York, New York 10022


           Deutsche Asset Management Inc.
           345 Park Avenue
           New York, New York 10154



           Fischer Francis Trees & Watts, Inc.
           200 Park Avenue, 46th Floor
           New York, New York 10166


           Iridian Asset Management LLC
           276 Post Road West
           Westport, CT 06880

           JF International Management, Inc.
           47/F, Jardine House
           1 Connaught Place
           Central Hong Kong


           Lloyd George Investment Management (Bermuda) Limited
           3808 One Exchange Square
           Central, Hong Kong



           LSV Asset Management
           181 W. Madison Street
           Chicago, Illinois 60606



           Martin Currie Inc.
           Saltire Court
           20 Castle Terrace
           Edinburgh, Scotland EH1 2ES



           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1500
           Portland, Oregon 97258


           McKinley Capital Management Inc.
           3301 C Street
           Suite 500
           Anchorage, AK 99503


           Metropolitan West Asset Management Inc.
           11766 Wilshire Boulevard, Suite 1580
           Los Angeles, CA 90025



           Montag & Caldwell, Inc.
           3455 Peachtree Rd. NE Ste 1200
           Atlanta, GA 30326-3248


           Morgan Stanley Investment Management Inc.
           1221 Avenue of the Americas
           New York, New York 10020

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, California 92101

           Nomura Corporate Research and Asset Management Inc.
           2 World Financial Center
           Building B
           New York, New York 10281-1198


           Oechsle International Advisors, LLC
           One International Place
           23rd Floor
           Boston, Massachusetts 02110


           Peregrine Capital Management Inc.
           800 LaSalle Avenue, Suite 1850
           Minneapolis, MN 55402



           RS Investments
           388 Market Street
           Suite 200
           San Francisco, California 94111



           Sanford C. Bernstein & Co., LLC
           767 Fifth Avenue
           New York, NY 10153



           Sawgrass Asset Management, LLC
           1579 The Greens Way, Suite 20
           Jacksonville Beach, FL 32250



           Security Capital Research &
           Management Incorporated
           11 South LaSalle Street, 2nd Floor
           Chicago, Illinois 60603



           SEI Investments Management Corporation
           One Freedom Valley Drive
           Oaks, PA 19456



           Shenkman Capital Management, Inc.
           461 Fifth Avenue
           New York, NY 10017



           Sterling Capital Management
           One Wachovia Union Center
           301 College Street
           Suite 3200
           Charlotte, NC 28202


           Transamerica Investment Management, LLC
           1150 S. Olive Street, 27th Floor
           Los Angeles, CA 90015

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, California 92037


           Wellington Management Company, LLP
           75 State Street
           Boston, MA 02109

           Western Asset Management Company
           117 East Colorado Boulevard, 6th Floor
           Pasadena, CA 91105


ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 33-58041 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of September, 2002.



                                SEI INSTITUTIONAL INVESTMENTS TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                        PRESIDENT & CHIEF EXECUTIVE OFFICER



    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


              *
------------------------------  Trustee                     September 30, 2002
      Rosemarie B. Greco

              *
------------------------------  Trustee                     September 30, 2002
       William M. Doran

              *
------------------------------  Trustee                     September 30, 2002
       F. Wendell Gooch

              *
------------------------------  Trustee                     September 30, 2002
   George J. Sullivan, Jr.

              *
------------------------------  Trustee                     September 30, 2002
       James M. Storey

              *
------------------------------  Trustee                     September 30, 2002
       Robert A. Nesher

    /s/ EDWARD D. LOUGHLIN
------------------------------  President & Chief           September 30, 2002
      Edward D. Loughlin          Executive Officer

      /s/ JAMES R. FOGGO
------------------------------  Controller & Chief          September 30, 2002
        James R. Foggo            Financial Officer




 *By:  /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX


           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(a)        Registrant's Declaration of Trust is incorporated herein by reference to Exhibit (1) of Registrant's Registration
                               Statement on Form N-1A (File No. 33-58041), filed with the
                               Securities and Exchange Commission ("SEC") on March 10,
                               1995.

           EX-99.B(b)(1)     Registrant's By-Laws are incorporated herein by reference to
                               Exhibit (2) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               March 10, 1995.

           EX-99.B(b)(2)     Amended By-Laws are incorporated by reference to
                               Exhibit (2)(a) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EX-99.B(b)(3)     Amended By-Laws, dated February 20, 2001, are herein
                               incorporated by reference to Exhibit (b)(3) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(c)        Not Applicable.

           EX-99.B(d)(1)     Investment Advisory Agreement between the Trust and SEI
                               Investments Management Corporation ("SIMC") (formerly "SEI
                               Financial Management Corporation") as previously filed
                               with Registrant's Pre-Effective Amendment No. 2 on Form
                               N-1A (File No. 33-58041), filed with the SEC on June 7,
                               1996 is herein incorporated by reference to
                               Exhibit (5)(a) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(2)     Investment Sub-Advisory Agreement between SIMC and Alliance
                               Capital Management L.P. with respect to the Trust's Large
                               Cap Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(d) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(3)     Investment Sub-Advisory Agreement between SIMC and BlackRock
                               Investment Management, Inc. with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(g) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(4)     Investment Sub-Advisory Agreement between SIMC and LSV Asset
                               Management with respect to the Trust's Large Cap and Small
                               Cap Funds as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(k) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(5)     Investment Sub-Advisory Agreement between SIMC and
                               Nicholas-Applegate Capital Management, Inc. with respect
                               to the Small Cap Fund as previously filed with
                               Registrant's Pre-Effective Amendment No. 1 on Form N-1A
                               (File No. 33-58041), filed with the SEC on April 26, 1996
                               is herein incorporated by reference to Exhibit (5)(p) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(6)     Investment Sub-Advisory Agreement between SIMC and Wall
                               Street Associates with respect to the Small Cap Fund as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 1 on Form N-1A (File No. 33-58041), filed with the SEC on April 26, 1996 is herein incorporated by reference to
                               Exhibit (5)(t) of Post-Effective Amendment No. 2, filed
                               with the SEC on September 29, 1997.

           EX-99.B(d)(7)     Investment Sub-Advisory Agreement between SIMC and Western
                               Asset Management Company with respect to the Core Fixed
                               Income Fund as previously filed with Registrant's
                               Pre-Effective Amendment No. 1 on Form N-1A (File
                               No. 33-58041), filed with the SEC on April 26, 1996 is
                               herein incorporated by reference to Exhibit (5)(u) of
                               Post-Effective Amendment No. 2, filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(8)     Schedule B dated January 1, 1997 to the Trust's Sub-Advisory
                               Agreement dated June 14, 1996 between SIMC and LSV Asset
                               Management is incorporated by reference to
                               Exhibit (5)(ee) of Registrant's Registration Statement on
                               Form N-1A (File No. 33-58041), filed with the SEC on
                               September 29, 1997.

           EX-99.B(d)(9)     Investment Sub-Advisory Agreement between SIMC and RS
                               Investments with respect to the Small Cap Fund is herein
                               incorporated by reference to Exhibit (5)(hh) of
                               Post-Effective Amendment No. 3 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041),
                               filed with the SEC on September 25, 1998.

           EX-99.B(d)(10)    Investment Sub-Advisory Agreement between SIMC and Capital
                               Guardian Trust Company with respect to the International
                               Equity Fund is herein incorporated by reference to
                               Exhibit (5)(ii) of Post-Effective Amendment No. 3 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 25, 1998.

           EX-99.B(d)(11)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Investment Management Inc. with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (5)(oo) of Post-Effective Amendment
                               No. 3 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041), filed with the SEC on September 25,
                               1998.

           EX-99.B(d)(12)    Assignment and Assumption Agreement dated June 26, 2002 and
                               Consent dated June 28, 2002 between SIMC and BlackRock
                               Advisors, Inc. is filed herewith.

           EX-99.B(d)(13)    Investment Sub-Advisory Agreement between SIMC and Artisan
                               Partners Limited Partnership with respect to the Small Cap
                               Fund is herein incorporated by reference to
                               Exhibit (d)(43) of Post-Effective Amendment No. 4 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on July 16, 1999.

           EX-99.B(d)(14)    Investment Sub-Advisory Agreement between SIMC and Sawgrass
                               Asset Management, LLC with respect to the Small Cap Fund
                               is herein incorporated by reference to Exhibit (d)(44) of
                               Post-Effective Amendment No. 4 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on July 16, 1999.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(15)    Investment Sub-Advisory Agreement between SIMC and Nomura
                               Corporate Research and Asset Management Inc. with respect
                               to the High Yield Bond Fund is herein incorporated by
                               reference to Exhibit (d)(45) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EX-99.B(d)(16)    Investment Sub-Advisory Agreement between SIMC and Security
                               Capital Research & Management Incorporated with respect to the Small Cap Value Fund is herein incorporated by
                               reference to Exhibit (d)(46) of Post-Effective Amendment
                               No. 5 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               1999.

           EX-99.B(d)(17)    Investment Sub-Advisory Agreement between SIMC and The
                               Boston Company Asset Management with respect to the
                               Emerging Markets Equity Fund is herein incorporated by
                               reference to Exhibit (d)(47) of Post-Effective Amendment
                               No. 6 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 27,
                               2000.

           EX-99.B(d)(18)    Investment Sub-Advisory Agreement between SIMC and Chartwell
                               Investment Partners with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (d)(48) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(d)(19)    Investment Sub-Advisory Agreement between SIMC and Iridian
                               Asset Management LLC with respect to the Large Cap and
                               Large Cap Value Funds is herein incorporated by reference
                               to Exhibit (d)(49) of Post-Effective Amendment No. 6 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 27, 2000.

           EX-99.B(d)(20)    Investment Sub-Advisory Agreement between SIMC and JF
                               International Management Inc. with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(50) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EX-99.B(d)(21)    Investment Sub-Advisory Agreement between SIMC and Martin
                               Currie Inc. with respect to the International Equity Fund
                               is herein incorporated by reference to Exhibit (d)(51) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(22)    Investment Sub-Advisory Agreement between SIMC and McKinley
                               Capital Management Inc. with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(52) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(d)(23)    Investment Sub-Advisory Agreement between SIMC and David J.
                               Greene & Company, LLC with respect to the Small Cap Fund
                               is herein incorporated by reference to Exhibit (d)(53) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(24)    Investment Sub-Advisory Agreement between SIMC and Deutsche
                               Asset Management, Inc. with respect to the Large Cap and
                               Large Cap Value Funds is herein incorporated by reference
                               to Exhibit (d)(54) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(25)    Investment Sub-Advisory Agreement between SIMC and Morgan
                               Stanley Investment Management Inc. with respect to the
                               International Equity Fund is herein incorporated by
                               reference to Exhibit (d)(56) of Post-Effective Amendment
                               No. 7 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on September 28,
                               2001.

           EX-99.B(d)(26)    Investment Sub-Advisory Agreement between SIMC and Peregrine
                               Capital Management Inc. with respect to the Large Cap and
                               Large Cap Growth Funds is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(d)(27)    Investment Sub-Advisory Agreement between SIMC and Sanford
                               C. Bernstein & Co., LLC, as revised October 2, 2000, with
                               respect to the Large Cap and Large Cap Value Funds is
                               herein incorporated by reference to Exhibit (d)(58) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(28)    Investment Sub-Advisory Agreement between SIMC and Shenkman
                               Capital Management, Inc. with respect to the High Yield
                               Bond Fund is herein incorporated by reference to
                               Exhibit (d)(59) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(d)(29)    Investment Sub-Advisory Agreement between SIMC and Sterling
                               Capital Management with respect to the Small Cap Fund is
                               herein incorporated by reference to Exhibit (d)(60) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(30)    Investment Sub-Advisory Agreement between SIMC and
                               Transamerica Investment Management, LLC with respect to
                               the Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(61) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(d)(31)    Investment Sub-Advisory Agreement dated March 19, 2002
                               between SIMC and Barclays Global Fund Advisors, with
                               respect to the Large Cap Index, Large Cap Value Index, and
                               Large Cap Growth Index Funds, is herein incorporated by
                               reference to Exhibit (d)(62) of Post-Effective Amendment
                               No. 9 to Registrant's Registration Statement on Form N-1A
                               (File No. 33-58041) filed with the SEC on March 29, 2002.

           EX-99.B(d)(32)    Investment Sub-Advisory Agreement dated March 12, 2002
                               between SIMC and Montag & Caldwell Inc., with respect to
                               the Large Cap and Large Cap Growth Funds is herein
                               incorporated by reference to Exhibit (d)(63) of
                               Post-Effective Amendment No. 9 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58401)
                               filed with the SEC on March 29, 2002.

           EX-99.B(d)(33)    Investment Sub-Advisory Agreement dated March 14, 2002
                               between SIMC and Wellington Management Company, LLP, with
                               respect to the Small Cap Growth Fund, is herein
                               incorporated by reference to Exhibit (d)(64) of
                               Post-Effective Amendment No. 9 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on March 29, 2002.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(d)(34)    Investment Sub-Advisory Agreement between SIMC and BlackRock
                               International Advisors dated December 13, 1999 with
                               respect to the International Equity Fund is filed
                               herewith.

           EX-99.B(d)(35)    Investment Sub-Advisory Agreement between SIMC and Lloyd
                               George Investment Management (Bermuda) Limited dated
                               September 16, 2002 with respect to the Emerging Markets
                               Equity Fund is filed herewith.

           EX-99.B(d)(36)    Investment Sub-Advisory Agreement between SIMC and Mazama
                               Capital Management, Inc. dated December 13, 1999 with
                               respect to the Small Cap Fund is filed herewith.

           EX-99.B(d)(37)    Investment Sub-Advisory Agreement between SIMC and
                               Metropolitan West Asset Management LLC dated June 26, 2002 with respect to the Core Fixed Income Fund is filed
                               herewith.

           EX-99.B(d)(38)    Form of Investment Sub-Advisory Agreement between SIMC and
                               Fischer Francis Trees & Watts, Inc. with respect to the
                               International Fixed Income Fund is filed herewith.

           EX-99.B(d)(39)    Amendment to Investment Sub-Advisory Agreement between SIMC and Montag & Caldwell, Inc. is filed herewith.

           EX-99.B(e)        Amended and Restated Distribution Agreement between the
                               Trust and SEI Investments Distribution Co. dated
                               September 16, 2002 is filed herewith.

           EX-99.B(f)        Not Applicable.

           EX-99.B(g)(1)     Custodian Agreement between the Trust and First Union
                               National Bank, N.A. with respect to the Trust's Large Cap,
                               Small Cap, Core Fixed Income and High Yield Bond Funds as
                               previously filed with Registrant's Pre-Effective Amendment
                               No. 2 on Form N-1A (File No. 33-58041), filed with the SEC on June 7, 1996 is herein incorporated by reference to
                               Exhibit (8) of Post-Effective Amendment No. 2, filed with
                               the SEC on September 29, 1997.

           EX-99.B(g)(2)     Custodian Agreement between the Trust and State Street Bank and Trust Company is incorporated by reference to
                               Exhibit (8)(a) of Post-Effective Amendment No. 2 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041), filed with the SEC on September 29, 1997.

           EX-99.B(h)(1)     Amended and Restated Administration and Transfer Agency
                               Agreement between the Trust and SEI Investments Fund
                               Management dated September 16, 2002 is filed herewith.

           EX-99.B(h)(2)     Form of Administrative Services Plan and Agreement between the Trust and the Distributor relating to the Class T
                               Shares is filed herewith.

           EX-99.B(h)(3)     Form of Amended Shareholder Service Plan and Agreement
                               between the Trust and the Distributor relating to the
                               Class T Shares is filed herewith.

           EX-99.B(i)        Opinion and Consent of Counsel is filed herewith.

           EX-99.B(j)        Opinion and Consent of Independent Accountants is filed
                               herewith.

           EX-99.B(k)        Not Applicable.

           EX-99.B(l)        Not Applicable.

           EX-99.B(m)        Not Applicable.

           EX-99.B(n)        Amended and Restated Rule 18f-3 Plan dated November 14,
                               2001, as approved September 16, 2002, is filed herewith.

           EX-99.B(o)        Not Applicable.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(1)     The Code of Ethics for SEI Investments Company dated
                               December 2000 is incorporated by reference to Exhibit
                               (p)(1) of Post-Effective Amendment No. 3 of SEI Insurance
                               Products Trust's Registration Statement on Form N-1A (File
                               Nos. 333-70013 and 811-09183), filed with the SEC on
                               April 27, 2001 (Accession #0000912057-01-511209).

           EX-99.B(p)(2)     The Code of Ethics for SEI Institutional Investments Trust
                               dated March 20, 2000 is herein incorporated by reference
                               to Exhibit (p)(2) of Post-Effective Amendment No. 33 of
                               SEI Institutional Managed Trust's Registration Statement
                               on Form N-1A (File Nos. 811-4878 and 33-9504), filed with
                               the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).

           EX-99.B(p)(3)     The Code of Ethics for Alliance Capital Management, L.P. are
                               filed herewith.

           EX-99.B(p)(4)     The Code of Ethics dated 2002 for Artisan Partners Limited
                               Partnership are filed herewith.

           EX-99.B(p)(5)     The Code of Ethics for Barclays Global Fund Advisors is
                               herein incorporated by reference to Exhibit (p)(42) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               March 29, 2002.

           EX-99.B(p)(6)     The Code of Ethics for BlackRock Advisors, Inc. is herein
                               incorporated by reference to Exhibit (p)(6) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(7)     The Code of Ethics for BlackRock International, Ltd. is
                               herein incorporated by reference to Exhibit (p)(4) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(8)     The Code of Ethics for The Boston Company Asset Management
                               is herein incorporated by reference to Exhibit (p)(8) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(9)     The Code of Ethics for Capital Guardian Trust Company is
                               herein incorporated by reference to Exhibit (p)(5) of
                               Post-Effective Amendment No. 30 of SEI Institutional
                               International Trust's Registration Statement on Form N-1A
                               (File No. 33-22821), filed with the SEC on June 30, 2000.

           EX-99.B(p)(10)    The Code of Ethics for Chartwell Investment Partners is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(11)    The Code of Ethics for David J. Greene and Company, LLC is
                               herein incorporated by reference to Exhibit (p)(24) of
                               Post-Effective Amendment No. 34 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on July 14, 2000
                               (Accession #0000912057-00-032065).

           EX-99.B(p)(12)    The Code of Ethics for Deutsche Asset Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 46 of SEI Tax Exempt Trust's
                               Registration Statement on Form N-1A (File No. 2-76690),
                               filed with the SEC on October 13, 2000
                               (Accession #0000912057-00-044754).

           EX-99.B(p)(13)    Code of Ethics for Fischer Francis Trees & Watts, Inc. is
                               filed herewith.

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(14)    The Code of Ethics for Iridian Asset Management LLC is
                               herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(15)    The Code of Ethics for JF International Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(14) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(16)    Code of Ethics for Lloyd George Investment Management is
                               filed herewith.

           EX-99.B(p)(17)    The Code of Ethics for LSV Asset Management, L.P. is herein incorporated by reference to Exhibit (p)(9) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(18)    The Code of Ethics for Martin Currie Inc. is herein
                               incorporated by reference to Exhibit (p)(16) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(19)    The Code of Ethics for Mazama Capital Management, Inc. is
                               herein incorporated by reference to Exhibit (p)(11) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(20)    The Code of Ethics for McKinley Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(19) of
                               Post-Effective Amendment No. 6 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 27, 2000.

           EX-99.B(p)(21)    Code of Ethics for Metropolitan Asset Management LLC is
                               filed herewith.

           EX-99.B(p)(22)    The Code of Ethics for Montag & Caldwell Inc. is herein
                               incorporated by reference to Exhibit (p)(43) of
                               Post-Effective Amendment No. 10 to Registrant's
                               Registration Statement on Form N-1A filed with the SEC on
                               March 29, 2002.

           EX-99.B(p)(23)    The Code of Ethics, for Morgan Stanley Investment Management
                               Inc. is herein incorporated by reference to
                               Exhibit (p)(20) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(p)(24)    The Code of Ethics for Nicholas-Applegate Capital Management
                               is herein incorporated by reference to Exhibit (p)(13) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(25)    The Code of Ethics for Nomura Corporate Resesarch & Asset
                               Management Inc. is herein incorporated by reference to
                               Exhibit (p)(14) of Post-Effective Amendment No. 33 of SEI
                               Institutional Managed Trust's Registration Statement on
                               Form N-1A (File Nos. 811-4878 and 33-9504), filed with the
                               SEC on July 3, 2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(26)    The Code of Ethics for Oechsle International Advisors, LLC,
                               as amended and dated February 15, 2002, is herein
                               incorporated by reference to Exhibit (p)(23) of
                               Post-Effective Amendment No. 9 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on March 29, 2002.

           EX-99.B(p)(27)    The Code of Ethics for Peregrine Capital Management Inc. is
                               herein incorporated by reference to Exhibit (p)(30) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(28)    The Code of Ethics for RS Investments is herein incorporated by reference to Exhibit (p)(16) of Post-Effective
                               Amendment No. 33 of SEI Institutional Managed Trust's
                               Registration Statement on Form N-1A (File Nos. 811-4878
                               and 33-9504), filed with the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).

           EX-99.B(p)(29)    The Code of Ethics for Sanford Bernstein & Co., LLC is
                               herein incorporated by reference to Exhibit (p)(17) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(30)    The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                               herein incorporated by reference to Exhibit (p)(18) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EX-99.B(p)(31)    The Code of Ethics for Security Capital Research &
                               Management Incorporated is herein incorporated by
                               reference to Exhibit (p)(19) of Post-Effective Amendment
                               No. 33 of SEI Institutional Managed Trust's Registration
                               Statement on Form N-1A (File Nos. 811-4878 and 33-9504),
                               filed with the SEC on July 3, 2000
                               (Accession #0000912057-00-030741).

           EX-99.B(p)(32)    The Code of Ethics for Shenkman Capital Management is herein incorporated by reference to Exhibit (p)(39) of
                               Post-Effective Amendment No. 7 to Registrant's
                               Registration Statement on Form N-1A (File No. 33-58041)
                               filed with the SEC on September 28, 2001.

           EX-99.B(p)(33)    The Code of Ethics for Sterling Capital Management is herein incorporated by reference to Exhibit (p)(31) of
                               Post-Effective Amendment No. 36 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               No. 33-9504), filed with the SEC on January 29, 2001
                               (Accession #0000912057-01-003276).

           EX-99.B(p)(34)    The Code of Ethics for Transamerica Investment Management,
                               LLC is herein incorporated by reference to
                               Exhibit (p)(41) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.

           EX-99.B(p)(35)    The Code of Ethics for Wall Street Associates is herein
                               incorporated by reference to Exhibit (p)(21) of
                               Post-Effective Amendment No. 33 of SEI Institutional
                               Managed Trust's Registration Statement on Form N-1A (File
                               Nos. 811-4878 and 33-9504), filed with the SEC on July 3,
                               2000 (Accession #0000912057-00-030741).

           EXHIBIT NUMBER                            DESCRIPTION
           ---------------   ------------------------------------------------------------
           EX-99.B(p)(36)    The Code of Ethics for Wellington Management Company, LLP
                               incorporated by reference to Exhibit (p)(3) of
                               Post-Effective Amendment No. 43 to SEI Daily Income
                               Trust's Registration Statement (File Nos. 2-77048 and
                               811-03451) on Form N-1A, filed with the SEC on January 19,
                               2001.

           EX-99.B(p)(37)    The Code of Ethics dated 2002 for Western Asset Management
                               Company are filed herewith.

           EX-99.B(q)        Powers of Attorney for Robert A. Nesher, William M. Doran,
                               George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                               Greco, Mark E. Nagle, James M. Storey and Edward D.
                               Loughlin are herein incorporated by reference to
                               Exhibit (q) of Post-Effective Amendment No. 7 to
                               Registrant's Registration Statement on Form N-1A (File
                               No. 33-58041) filed with the SEC on September 28, 2001.